SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

International Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 92.9%
Argentina — 0.0%
Ternium SA ADR	19,877	$446

Australia — 2.7%
Altium Ltd	34,002	816
Alumina Ltd	512,510	838
Aristocrat Leisure Ltd	678,086	14,618
ASX Ltd	31,001	1,792
Avita Medical Ltd *(A)	30,073,601	8,864
BlueScope Steel Ltd	608,623	5,146
Caltex Australia Ltd	8,910	155
Challenger Ltd	10,302	48
CIMIC Group Ltd	36,074	1,133
Coca-Cola Amatil Ltd	96,571	693
Cochlear Ltd	81,993	11,901
Computershare Ltd	96,628	1,099
CSL Ltd	124,319	18,757
Downer EDI Ltd	147,742	717
Fortescue Metals Group Ltd	1,405,171	8,894
Goodman Group ‡	114,723	1,210
Iluka Resources Ltd	136,000	1,028
Insurance Australia Group Ltd	1,253,315	7,265
Lendlease Group	117,612	1,073
Macquarie Group Ltd	14,933	1,314
Newcrest Mining Ltd	24,635	552
Northern Star Resources Ltd	11,091	91
Qantas Airways Ltd	2,343,806	8,882
Rio Tinto Ltd	54,916	3,999
Santos Ltd	724,389	3,599
SEEK Ltd	39,185	582
South32 Ltd	3,439,266	7,675
Treasury Wine Estates Ltd	66,401	695
Woodside Petroleum Ltd	7,453	190

		113,626

Austria — 1.0%
Avita Medical Ltd ADR *	2,852,265	17,655
BAWAG Group AG *(B)	224,602	9,428
Erste Group Bank AG *	56,659	2,106
OMV AG	178,711	8,721
Raiffeisen Bank International AG	51,376	1,207
voestalpine AG	6,326	196

		39,313

Belgium — 1.2%
Ageas	385,812	20,083
Colruyt SA	12,143	705
Groupe Bruxelles Lambert SA	115,033	11,303
KBC Group NV	122,592	8,047
Proximus SADP	29,818	880
UCB SA	93,217	7,741
Umicore SA	15,704	504

		49,263

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Brazil — 0.0%
TOTVS SA	86,300	$990

Canada — 3.2%
Alimentation Couche-Tard Inc, Cl B	123,354	7,779
Canadian Imperial Bank of Commerce (A)	179,410	14,139
Canadian Natural Resources Ltd	519,856	14,021
Canadian Pacific Railway Ltd	74,714	17,576
Constellation Software Inc/Canada	600	567
Dollarama Inc	176,667	6,228
Encana Corp	2,619,035	13,468
Gildan Activewear Inc	423,753	16,434
Manulife Financial Corp	609,174	11,095
Royal Bank of Canada	149,493	11,906
Suncor Energy Inc	232,333	7,263
Toronto-Dominion Bank/The	187,186	10,961

		131,437

China — 1.2%
Alibaba Group Holding Ltd ADR *	72,580	12,299
Baidu Inc ADR *	122,618	14,390
China Communications Services Corp Ltd, Cl H	2,553,584	1,981
Hollysys Automation Technologies Ltd	242,788	4,613
Kingsoft Corp Ltd *	290,000	627
Sinotruk Hong Kong Ltd (A)	153,254	265
Tencent Holdings Ltd	320,700	14,474

		48,649

Denmark — 2.3%
AP Moller - Maersk, Cl A	163	190
Chr Hansen Holding A/S	131,157	12,335
Coloplast A/S, Cl B	9,554	1,081
Demant A/S *	15,700	489
DSV A/S	91,215	8,971
GN Store Nord A/S	61,706	2,884
H Lundbeck A/S	177,657	7,029
ISS A/S	549,289	16,603
Novo Nordisk A/S, Cl B	395,240	20,172
Orsted A/S (B)	36,597	3,169
Rockwool International A/S, Cl B	2,519	644
Scandinavian Tobacco Group A/S (B)	1,398,914	16,329
SimCorp A/S	36,045	3,492
Tryg A/S (A)	23,381	761

		94,149

Finland — 0.7%
Elisa OYJ, Cl A	27,749	1,356
Fortum OYJ	80,898	1,790
Neste Oyj	472,079	16,042
Orion Oyj, Cl B	103,112	3,785
Stora Enso OYJ, Cl R	102,724	1,209
UPM-Kymmene OYJ	107,750	2,868

SEI Institutional International Trust / Quarterly Report / June 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Valmet OYJ	57,986	$1,447

		28,497

France — 7.9%
Aeroports de Paris	6,078	1,074
Air Liquide SA	76,145	10,670
Airbus SE	15,792	2,242
Akka Technologies	4,517	326
Alstom SA *	12,938	601
Arkema SA	39,547	3,683
BNP Paribas SA	335,978	15,980
Bollore SA	51,226	226
Bouygues SA	5,771	214
Carrefour SA (A)	1,651,951	31,943
Casino Guichard Perrachon SA (A)	3,844	131
Christian Dior SE	1,035	543
CNP Assurances	36,439	828
Covivio ‡	7,765	814
Criteo SA ADR *	60,571	1,042
Danone SA	46,518	3,947
Dassault Aviation SA	458	659
Dassault Systemes SE	3,835	613
Edenred	38,354	1,959
Eiffage SA	15,499	1,535
Electricite de France SA	114,446	1,445
Engie SA	339,099	5,151
EssilorLuxottica SA	159,874	20,892
Gaztransport Et Technigaz SA	5,621	564
Gecina SA ‡	3,810	571
Hermes International	6,416	4,634
Iliad SA	2,073	233
Ingenico Group SA	45,823	4,059
Ipsen SA	57,008	7,790
IPSOS	18,645	493
Kering SA	6,751	3,999
Korian SA	12,028	458
L’Oreal SA	44,324	12,644
LVMH Moet Hennessy Louis Vuitton SE	55,919	23,836
Neopost SA	14,441	309
Pernod Ricard SA	129,556	23,909
Peugeot SA	467,710	11,542
Publicis Groupe SA (A)	253,514	13,404
Remy Cointreau SA	564	81
Rexel SA	190,436	2,421
Safran SA	36,451	5,349
Sanofi	222,022	19,193
Sartorius Stedim Biotech	9,958	1,573
Schneider Electric SE	58,554	5,318
SCOR SE	33,377	1,466
SES SA, Cl A	67,460	1,056
Societe BIC SA	3,065	234
SPIE SA (A)	237,047	4,408

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Suez	27,782	$402
TechnipFMC PLC	282,353	7,267
Teleperformance	2,735	549
Thales SA	93,968	11,627
TOTAL SA	572,627	32,133
Ubisoft Entertainment SA *	188,102	14,746
Valeo SA	32,354	1,054
Vivendi SA	51,893	1,431

		325,271

Germany — 7.4%
adidas AG	52,143	16,122
Allianz SE	60,387	14,579
AURELIUS Equity Opportunities SE & Co KGaA (A)	309,474	14,717
Axel Springer SE (A)	3,167	223
BASF SE	376,514	27,407
Bayer AG	254,415	17,656
Brenntag AG	146,038	7,203
CompuGroup Medical SE	6,788	549
Continental AG	38,406	5,608
CTS Eventim AG & Co KGaA	181,573	8,461
Deutsche Boerse AG	62,914	8,913
Deutsche Lufthansa AG	394,763	6,775
Deutsche Post AG	800,470	26,344
Deutsche Telekom AG	380,469	6,591
Deutsche Wohnen SE	35,082	1,289
Gerresheimer AG	120,118	8,857
Hamburger Hafen und Logistik AG	21,501	569
Hannover Rueck SE	7,332	1,187
HOCHTIEF AG	22,457	2,739
Infineon Technologies AG	370,333	6,558
Innogy SE (B)	24,080	1,144
Linde PLC	140,351	28,234
Merck KGaA	3,689	386
MTU Aero Engines AG	8,910	2,126
QIAGEN NV *	5,213	212
RWE AG	29,496	728
SAP SE	347,166	47,743
SAP SE ADR (A)	81,828	11,194
Scout24 AG (B)	105,326	5,604
Siemens AG	178,683	21,284
Siltronic AG	14,292	1,046
Talanx AG	7,946	345
TUI AG	151,091	1,483
Uniper SE	43,887	1,331
United Internet AG	5,323	176
Vonovia SE	41,336	1,977
Wirecard AG	4,504	759

		308,119

Greece — 0.0%
Aegean Airlines SA	12,601	117

2	SEI Institutional International Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hong Kong — 2.3%
AIA Group Ltd	2,424,400	$26,145
ASM Pacific Technology Ltd	18,700	192
Chaoda Modern Agriculture Holdings Ltd *	2,440,000	23
China Merchants Port Holdings Co Ltd	2,107,720	3,583
China Mobile Ltd	2,931,240	26,695
CLP Holdings Ltd	81,500	899
Country Garden Services Holdings Co Ltd	402,000	929
Dairy Farm International Holdings Ltd	40,800	292
Galaxy Entertainment Group Ltd *	657,000	4,428
Hang Seng Bank Ltd	81,200	2,022
Hebei Construction Group Corp Ltd, Cl H	1,038,500	780
HK Electric Investments & HK Electric Investments Ltd	472,000	483
HKT Trust & HKT Ltd	686,000	1,089
Hong Kong & China Gas Co Ltd	458,300	1,016
Hysan Development Co Ltd	53,000	274
Link REIT ‡	93,000	1,143
Logan Property Holdings Co Ltd	214,000	346
Melco Resorts & Entertainment Ltd ADR	11,291	245
NagaCorp Ltd	286,000	352
Samsonite International SA (B)	3,717,511	8,527
Swire Pacific Ltd, Cl A	87,500	1,075
Techtronic Industries Co Ltd	1,982,000	15,171
Wharf Holdings Ltd/The	79,000	209
Wharf Real Estate Investment Co Ltd	155,000	1,092

		97,010

Hungary — 0.0%
MOL Hungarian Oil & Gas PLC	128,857	1,433

India — 0.4%
HDFC Bank Ltd ADR	125,247	16,287

Ireland — 1.6%
AIB Group PLC	2,769,264	11,340
Experian PLC	624,677	18,954
ICON PLC *	108,273	16,671
Kerry Group PLC, Cl A	103,351	12,358
Ryanair Holdings PLC ADR *	130,169	8,349

		67,672

Israel — 1.6%
Bank Hapoalim BM *	878,266	6,528
Bank Leumi Le-Israel BM	2,546,791	18,394
Check Point Software Technologies Ltd *	166,536	19,253
First International Bank Of Israel Ltd	57,640	1,459
Israel Chemicals Ltd	133,589	701
Israel Discount Bank Ltd, Cl A	574,044	2,346
Mizrahi Tefahot Bank Ltd *	54,493	1,259
Nice Ltd *	24,203	3,298
Nice Ltd ADR *(A)	82,831	11,348
Teva Pharmaceutical Industries Ltd ADR *	35,720	330

		64,916

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Italy — 2.4%
Banca Mediolanum SpA	52,461	$387
Davide Campari-Milano SpA	25,681	252
Eni SpA	48,229	802
ERG SpA	85,176	1,746
EXOR NV	127,560	8,948
Ferrari NV	7,622	1,240
Fiat Chrysler Automobiles NV	478,388	6,682
Hera SpA (A)	361,886	1,386
Mediobanca Banca di Credito Finanziario SpA	22,541	233
Moncler SpA	36,141	1,548
Nexi SpA *(B)	403,100	4,159
Piaggio & C SpA	140,715	414
Poste Italiane SpA (B)	89,045	939
PRADA SpA (A)	2,351,272	7,268
Recordati SpA	221,109	9,231
Saras SpA	692,920	1,045
Societa Iniziative Autostradali e Servizi SpA	122,640	2,278
Telecom Italia SpA/Milano *	1,846,033	982
Tenaris SA	1,435,361	18,814
UniCredit SpA	2,387,810	29,438

		97,792

Japan — 15.8%
77 Bank Ltd/The	71,900	1,058
Aeon Co Ltd	120,700	2,074
AGC Inc/Japan (A)	146,000	5,048
Alfresa Holdings Corp	29,100	718
Arcland Sakamoto Co Ltd	33,873	415
Asahi Group Holdings Ltd	34,800	1,565
Asahi Kasei Corp	10,400	111
Astellas Pharma Inc	31,600	450
Bandai Namco Holdings Inc	248,900	12,082
Bank of Kyoto Ltd/The	4,900	189
Bridgestone Corp (A)	194,800	7,670
Canon Marketing Japan Inc	144,800	3,157
Capcom Co Ltd	174,900	3,510
Casio Computer Co Ltd	32,400	402
Chiba Bank Ltd/The	41,000	200
Chubu Electric Power Co Inc	74,600	1,047
Chugoku Electric Power Co Inc/The	51,900	654
Coca-Cola Bottlers Japan Holdings Inc (A)	88,700	2,247
Concordia Financial Group Ltd	45,600	170
CyberAgent Inc	13,000	471
Dai Nippon Printing Co Ltd	486,500	10,368
Daiichi Sankyo Co Ltd	124,800	6,527
Daikin Industries Ltd	83,500	10,901
Daito Trust Construction Co Ltd	63,600	8,108
Daiwa House Industry Co Ltd	218,500	6,370
East Japan Railway Co	194,300	18,178
Eisai Co Ltd	23,400	1,323

SEI Institutional International Trust / Quarterly Report / June 30, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Electric Power Development Co Ltd	7,000	$159
FamilyMart UNY Holdings Co Ltd	50,800	1,213
FANUC Corp	119,600	22,124
Fast Retailing Co Ltd	1,100	665
FUJIFILM Holdings Corp	235,300	11,931
Fujitsu Ltd	177,700	12,390
Glory Ltd	5,600	148
Goldcrest Co Ltd	13,992	246
GungHo Online Entertainment Inc *(A)	25,240	698
Hakuhodo DY Holdings Inc	131,900	2,221
Haseko Corp	515,300	5,213
Hikari Tsushin Inc	1,700	371
Hino Motors Ltd	21,400	180
Hitachi Construction Machinery Co Ltd	9,400	244
Hoya Corp	129,600	9,929
Idemitsu Kosan Co Ltd	44,656	1,343
IHI Corp	24,600	593
Iida Group Holdings Co Ltd	12,500	202
ITOCHU Corp	239,400	4,578
Japan Airlines Co Ltd	32,000	1,023
Japan Post Bank Co Ltd	167,800	1,704
Japan Post Holdings Co Ltd	313,900	3,554
Japan Prime Realty Investment Corp, Cl A ‡	113	490
Japan Real Estate Investment Corp, Cl A ‡	86	524
JXTG Holdings Inc	611,400	3,033
Kansai Paint Co Ltd	20,700	434
Kao Corp	98,100	7,475
KDDI Corp	1,072,900	27,320
Keihan Holdings Co Ltd	18,600	811
Keio Corp	15,700	1,033
Keisei Electric Railway Co Ltd	7,100	259
Keyence Corp	43,200	26,516
Kikkoman Corp	28,700	1,249
Kirin Holdings Co Ltd (A)	112,300	2,422
Kobayashi Pharmaceutical Co Ltd	2,400	172
Kohnan Shoji Co Ltd	18,600	387
Kokuyo Co Ltd	60,300	844
Konami Holdings Corp	112,600	5,278
Kose Corp	58,600	9,828
Kyoritsu Maintenance Co Ltd (A)	67,400	3,147
Kyushu Electric Power Co Inc	45,900	451
Mabuchi Motor Co Ltd (A)	406,500	13,903
Marubeni Corp	463,900	3,070
Marui Group Co Ltd	22,700	462
McDonald’s Holdings Co Japan Ltd	10,600	467
Mebuki Financial Group Inc	96,300	251
Medipal Holdings Corp	24,100	532
Mitsubishi Chemical Holdings Corp	34,500	241
Mitsubishi Corp	68,700	1,811
Mitsubishi UFJ Financial Group Inc	1,410,800	6,704
Mitsui & Co Ltd	35,900	584
Mixi Inc	141,600	2,840

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Mizuho Financial Group Inc	1,864,800	$2,702
Mizuno Corp	20,600	466
Mochida Pharmaceutical Co Ltd	6,200	264
MS&AD Insurance Group Holdings Inc	604,000	19,173
Nabtesco Corp	7,000	194
NET One Systems Co Ltd	459,500	12,645
NGK Spark Plug Co Ltd	26,800	503
Nidec Corp	12,300	1,681
Nihon Unisys Ltd	117,900	3,956
Nikon Corp	363,400	5,140
Nippon Building Fund Inc, Cl A	183	1,253
Nippon Prologis REIT Inc	79	182
Nippon Telegraph & Telephone Corp	169,700	7,902
Nippon Telegraph & Telephone Corp ADR	486,568	22,623
Nissan Chemical Corp	26,500	1,194
Nisshin Seifun Group Inc	34,500	787
Nomura Real Estate Holdings Inc	10,100	217
Nomura Real Estate Master Fund Inc ‡	255	392
North Pacific Bank Ltd	232,900	553
NTT Data Corp	310,900	4,141
NTT DOCOMO Inc	61,400	1,432
Obic Co Ltd	10,900	1,234
Oji Holdings Corp	70,300	406
Oriental Land Co Ltd/Japan	22,700	2,811
Otsuka Corp	66,400	2,672
Pan Pacific International Holdings Corp	10,100	641
Panasonic Corp	815,200	6,792
Park24 Co Ltd	17,100	398
Persol Holdings Co Ltd	239,200	5,619
Recruit Holdings Co Ltd	56,200	1,875
Resona Holdings Inc	158,600	660
Rohm Co Ltd	207,100	13,917
Ryohin Keikaku Co Ltd	2,500	452
Sanwa Holdings Corp	643,900	6,921
SBI Holdings Inc/Japan	26,000	644
SCSK Corp	119,100	5,859
Seiko Epson Corp	14,800	234
Seiko Holdings Corp	28,400	578
Sekisui House Ltd	743,400	12,251
Seven & i Holdings Co Ltd	518,100	17,542
SG Holdings Co Ltd	8,700	247
Sharp Corp/Japan	21,700	238
Shinsei Bank Ltd	21,500	334
Shionogi & Co Ltd	165,100	9,515
Shiseido Co Ltd	27,500	2,073
Shizuoka Bank Ltd/The	33,100	244
Showa Corp	45,600	615
SMC Corp/Japan	20,300	7,569
Sompo Holdings Inc	330,400	12,760
Sony Financial Holdings Inc	31,700	761
SUMCO Corp (A)	35,900	427
Sumitomo Corp	216,700	3,283

4	SEI Institutional International Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sumitomo Dainippon Pharma Co Ltd	90,100	$1,708
Sumitomo Mitsui Financial Group Inc	452,000	15,967
Sumitomo Mitsui Trust Holdings Inc	438,422	15,894
Suzuken Co Ltd/Aichi Japan	16,600	974
T&D Holdings Inc	51,200	556
Taisho Pharmaceutical Holdings Co Ltd	7,500	576
Takeda Pharmaceutical Co Ltd	1,267,200	44,965
Takeda Pharmaceutical Co Ltd ADR	83,793	1,483
Takuma Co Ltd	34,900	434
TDK Corp	3,600	279
Terumo Corp	71,700	2,136
TIS Inc	76,700	3,908
Toho Gas Co Ltd	15,100	556
Tohoku Electric Power Co Inc	18,500	187
Tokio Marine Holdings Inc	37,600	1,884
Tokyo Electric Power Co Holdings Inc *	915,600	4,776
Tokyu Corp	25,200	447
Tomy Co Ltd	55,500	645
Tosoh Corp	14,200	200
Toyo Seikan Group Holdings Ltd	27,000	536
Toyota Motor Corp	126,400	7,846
Toyota Motor Corp ADR	148,433	18,404
United Urban Investment Corp	403	676
Wacoal Holdings Corp	418,852	10,874
Yamaha Corp	27,400	1,302
Yamato Holdings Co Ltd	55,200	1,123
Yaskawa Electric Corp	7,400	251
Yokogawa Electric Corp	13,500	265

		654,104

Malta — 0.0%
BGP Holdings *(C)	198,683	–

Mexico — 0.3%
Alfa SAB de CV, Cl A	458,438	449
Mexichem SAB de CV	231,283	487
Wal-Mart de Mexico SAB de CV	3,487,100	9,509

		10,445

Netherlands — 6.4%
ABN AMRO Bank NV	81,140	1,739
Aegon NV	289,717	1,444
AerCap Holdings NV *	203,376	10,578
Akzo Nobel NV	195,629	18,411
ASML Holding NV	91,750	19,198
ASR Nederland NV	204,535	8,329
Basic-Fit NV *(B)	227,348	8,013
Heineken Holding NV	97,131	10,210
Heineken NV	86,947	9,717
ING Groep NV	2,493,318	28,950
Koninklijke Ahold Delhaize NV	680,272	15,322
Koninklijke DSM NV	134,489	16,648
Koninklijke KPN NV	1,376,687	4,233

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Koninklijke Philips NV	252,532	$10,981
Koninklijke Volkerwessels NV	31,666	637
NN Group NV	123,921	4,996
NXP Semiconductors NV	85,734	8,369
Randstad NV	37,158	2,044
RELX PLC	79,579	1,928
Royal Dutch Shell PLC, Cl A	571,723	18,692
Royal Dutch Shell PLC, Cl B	670,080	22,011
Royal Dutch Shell PLC ADR, Cl B (A)	278,352	18,299
Unilever NV	22,255	1,357
Wolters Kluwer NV	316,682	23,088

		265,194

New Zealand — 0.1%
Air New Zealand Ltd	708,250	1,260
Fisher & Paykel Healthcare Corp Ltd	73,060	759
Ryman Healthcare Ltd	22,276	176
Spark New Zealand Ltd	145,489	391

		2,586

Norway — 2.0%
Adevinta ASA, Cl B *	679,211	7,488
Aker BP ASA	7,719	222
Atlantic Sapphire AS *	2,932,767	33,366
DNB ASA	98,335	1,830
Equinor ASA	71,030	1,403
Magseis Fairfield ASA *(A)	6,345,950	8,708
Mowi ASA	1,232,278	28,827
Salmar ASA	9,184	400
Telenor ASA	111,568	2,370

		84,614

Portugal — 0.2%
Altri SGPS SA	55,465	386
EDP - Energias de Portugal SA	99,359	378
Galp Energia SGPS SA, Cl B	401,083	6,177

		6,941

Russia — 0.1%
Tatneft PJSC ADR	73,492	5,424

Singapore — 1.2%
CapitaLand Commercial Trust ‡	114,000	183
City Developments Ltd	1,961,900	13,732
ComfortDelGro Corp Ltd	113,600	223
DBS Group Holdings Ltd	1,159,000	22,239
Genting Singapore Ltd	466,300	317
Hong Leong Finance Ltd	68,524	138
Oversea-Chinese Banking Corp Ltd	1,035,000	8,721
Singapore Exchange Ltd	381,600	2,234
Singapore Technologies Engineering Ltd	75,100	230
United Overseas Bank Ltd	20,300	392

		48,409

SEI Institutional International Trust / Quarterly Report / June 30, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
South Africa — 0.1%
Investec PLC	416,323	$2,697
Reunert Ltd	92,931	445
Telkom SA SOC Ltd	141,818	927

		4,069

South Korea — 1.9%
BNK Financial Group Inc	233,297	1,513
Daelim Industrial Co Ltd	14,905	1,485
KT Corp ADR	432,095	5,345
LG Display Co Ltd *	41,127	636
LG Electronics Inc	46,129	3,168
Meritz Securities Co Ltd	156,827	728
Samsung Electronics Co Ltd	623,783	25,391
SK Innovation Co Ltd	23,209	3,196
SK Telecom Co Ltd	86,872	19,486
SK Telecom Co Ltd ADR	742,654	18,381

		79,329

Spain — 1.2%
ACS Actividades de Construccion y Servicios SA	173,761	6,948
Amadeus IT Group SA, Cl A	183,302	14,541
Applus Services SA	49,105	668
Banco de Sabadell SA	147,865	153
Bankinter SA	114,397	789
CaixaBank SA	2,269,310	6,507
Cia de Distribucion Integral Logista Holdings SA	57,814	1,312
Enagas SA	10,045	268
Endesa SA	15,314	394
Mapfre SA	90,080	264
Naturgy Energy Group SA	63,264	1,746
Red Electrica Corp SA	23,009	480
Repsol SA	105,277	1,653
Telefonica SA	596,508	4,905
Unicaja Banco SA (B)	11,477,455	10,260

		50,888

Sweden — 1.5%
AddTech AB, Cl B	4,795	146
Assa Abloy AB, Cl B	219,851	4,974
Atlas Copco AB, Cl A	255,289	8,166
Axfood AB	48,823	967
Betsson AB	203,606	1,247
Epiroc AB, Cl A	33,344	347
Epiroc AB, Cl B	49,755	493
Hexagon AB, Cl B	257,251	14,296
ICA Gruppen AB (A)	90,647	3,900
Lundin Petroleum AB	19,430	603
Millicom International Cellular SA	234,630	13,213
Sandvik AB	118,212	2,174
Swedbank AB, Cl A	267,019	4,013
Swedish Match AB	118,489	5,006

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Swedish Orphan Biovitrum AB *	132,051	$2,546
Telefonaktiebolaget LM Ericsson, Cl B	38,126	362
Telia Co AB	88,263	392

		62,845

Switzerland — 7.4%
ABB Ltd	1,334,589	26,815
Adecco Group AG	259,037	15,585
Alcon Inc *	234,644	14,507
Aryzta AG *	2,870,877	3,295
Baloise Holding AG	10,010	1,774
Barry Callebaut AG	371	745
Chocoladefabriken Lindt & Spruengli AG	233	3,032
Cie Financiere Richemont SA	129,169	10,975
Dufry AG	2,222	188
Geberit AG	18,435	8,622
Givaudan SA	2,286	6,462
Julius Baer Group Ltd	187,575	8,361
Kuehne + Nagel International AG	1,566	233
Lonza Group AG	31,096	10,506
Nestle SA	160,063	16,591
Novartis AG	309,901	28,352
Partners Group Holding AG	13,703	10,780
Roche Holding AG	193,578	54,529
Schindler Holding AG	2,525	559
SGS SA	3,354	8,555
SIG Combibloc Group AG *	514,972	5,926
Sika AG	70,572	12,059
Sonova Holding AG	52,468	11,936
Straumann Holding AG	375	331
Swiss Life Holding AG	30,627	15,197
Swiss Re AG	44,382	4,517
Swisscom AG	2,642	1,328
Tecan Group AG	3,617	939
Temenos AG *	418	75
UBS Group AG	1,745,018	20,707
Vifor Pharma AG	9,178	1,328
Zurich Insurance Group AG	9,098	3,172

		307,981

Taiwan — 0.6%
Eva Airways Corp	1,302,000	627
Li Ming Development Construction Co Ltd	9,000	12
MediaTek Inc	787,000	7,956
Mirle Automation Corp	447,000	689
Simplo Technology Co Ltd	158,000	1,274
Taiwan Semiconductor Manufacturing Co Ltd ADR	316,585	12,401
Zhen Ding Technology Holding Ltd	84,000	269

		23,228

Thailand — 0.0%
Bangchak Corp PCL	949,800	945

6	SEI Institutional International Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Turkey — 0.1%
Akbank T.A.S. *	2,676,315	$3,147
Turkiye Halk Bankasi AS *	1,180,311	1,171

		4,318

United Arab Emirates — 0.0%
Abu Dhabi Islamic Bank PJSC	615,520	779

United Kingdom — 13.8%
3i Group PLC	155,521	2,204
Abcam PLC	45,083	846
Admiral Group PLC	22,763	640
Anglo American PLC	55,014	1,572
Antofagasta PLC	15,837	187
Aon PLC	52,200	10,074
Ashtead Group PLC	39,519	1,134
AstraZeneca PLC	296,037	24,256
Auto Trader Group PLC (B)	67,028	467
Aviva PLC	2,491,665	13,208
Balfour Beatty PLC	2,483,272	7,648
Bank of Ireland Group PLC	1,743,248	9,064
Barclays PLC	12,353,949	23,553
Berkeley Group Holdings PLC	7,276	346
BHP Group PLC	40,477	1,038
BP PLC	3,403,736	23,765
BP PLC ADR	157,112	6,552
British American Tobacco PLC	661,970	23,160
British Land Co PLC/The	25,721	176
BT Group PLC, Cl A	1,133,624	2,834
Bunzl PLC	439,377	11,615
Burberry Group PLC	22,496	533
Burford Capital Ltd	171,691	3,387
Carnival PLC	150,901	6,681
Centrica PLC	118,482	132
Cobham PLC *	8,845,252	11,995
Compass Group PLC	1,139,345	27,362
Computacenter PLC	62,379	1,057
CRH PLC	229,621	7,487
Croda International PLC	25,865	1,685
DCC PLC	86,248	7,706
Dialog Semiconductor PLC *	9,593	387
Direct Line Insurance Group PLC	46,741	197
easyJet PLC	15,049	183
Electrocomponents PLC	56,838	458
Evraz PLC	990,183	8,383
Ferguson PLC	237,028	16,893
Ferrexpo PLC	524,939	1,853
Fevertree Drinks PLC	145,284	4,286
Fresnillo PLC	20,214	224
G4S PLC	75,662	200
Games Workshop Group PLC	7,754	490
GlaxoSmithKline PLC	537,883	10,793
Hargreaves Lansdown PLC	48,139	1,176

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hays PLC	1,583,408	$3,166
HSBC Holdings PLC	697,173	5,829
Inchcape PLC	122,789	963
Indivior PLC *	568,551	309
InterContinental Hotels Group PLC	9,770	643
International Consolidated Airlines Group SA	508,597	3,087
Intertek Group PLC	30,747	2,153
Investec PLC	407,105	2,648
J Sainsbury PLC	313,791	783
Johnson Matthey PLC	209,174	8,862
Kingfisher PLC	4,528,094	12,385
Legal & General Group PLC	1,232,003	4,226
Lloyds Banking Group PLC	27,157,298	19,559
London Stock Exchange Group PLC	190,968	13,333
Meggitt PLC	32,942	220
Micro Focus International PLC	457,926	12,029
National Grid PLC	1,222,741	13,007
NMC Health PLC (A)	17,596	538
Pagegroup PLC	128,208	837
Pearson PLC	293,912	3,065
Persimmon PLC	52,847	1,343
Prudential PLC	1,698,842	37,102
QinetiQ Group PLC	319,745	1,137
Reckitt Benckiser Group PLC	100,797	7,972
RELX PLC	764,886	18,588
Rentokil Initial PLC	2,279,892	11,534
Rolls-Royce Holdings PLC	1,963,455	21,001
Royal Bank of Scotland Group PLC	5,800,199	16,225
RSA Insurance Group PLC	197,746	1,452
Schroders PLC	56,717	2,202
Segro PLC ‡	191,650	1,781
Spectris PLC	137,856	5,049
SSE PLC	1,220,898	17,434
SSP Group Plc	130,608	1,140
St James’s Place PLC	554,342	7,747
Standard Chartered PLC	209,066	1,900
Tate & Lyle PLC	228,715	2,149
Taylor Wimpey PLC	86,891	174
Tesco PLC	5,346,142	15,425
Vodafone Group PLC	8,301,618	13,663
Wm Morrison Supermarkets PLC	490,592	1,257

		571,804

United States — 4.3%
Accenture PLC, Cl A	93,566	17,288
Akoustis Technologies Inc *(A)	511,290	3,272
ASML Holding NV, Cl G	40,170	8,352
Atlassian Corp PLC, Cl A *	17,637	2,308
Axis Capital Holdings Ltd	337,488	20,131
Chubb Ltd	95,146	14,014
Coca-Cola European Partners PLC	15,087	852
Core Laboratories NV (A)	45,136	2,360

SEI Institutional International Trust / Quarterly Report / June 30, 2019	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Flex Ltd *	1,066,873	$10,210
Guidewire Software Inc *	47,590	4,825
IQVIA Holdings Inc *	30,271	4,871
Mettler-Toledo International Inc *	20,000	16,800
Microsoft Corp	82,283	11,023
Nomad Foods Ltd *	300,879	6,427
QIAGEN NV *	57,287	2,323
ResMed Inc	105,233	12,842
Sensata Technologies Holding PLC *	215,213	10,545
Shopify Inc, Cl A *	66,705	20,021
Visa Inc, Cl A	48,239	8,372

		176,836

Total Common Stock (Cost $3,556,477) ($ Thousands)		3,845,726

PREFERRED STOCK — 1.6%
Germany — 1.1%
Bayerische Motoren Werke AG (D)	2,878	179
Sartorius AG (D)	4,702	965
Volkswagen AG (D)	251,505	42,452

		43,596

South Korea — 0.5%
Hyundai Motor Co (D)	111,832	7,661
Samsung Electronics Co Ltd (D)	398,400	13,198

		20,859

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
Total Preferred Stock (Cost $64,496) ($ Thousands)		$64,455

	Number of Rights

RIGHTS — 0.0%
Spain — 0.0%
Repsol SA *‡‡	80,242	45

Total Rights (Cost $—) ($ Thousands)		45

	Shares

AFFILIATED PARTNERSHIP — 3.0%
SEI Liquidity Fund, L.P. 2.400% **†(E)	124,464,158	124,471

Total Affiliated Partnership (Cost $124,464) ($ Thousands)		124,471

CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Government Fund, Cl F 2.140%**†	37,554,955	37,555

Total Cash Equivalent (Cost $37,555) ($ Thousands)		37,555

Total Investments in Securities — 98.4% (Cost $3,782,992) ($ Thousands)		$4,072,252

A list of the open futures contracts held by the Fund at June 30, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Euro Stoxx 50	1,180	Sep-2019	$46,232	$46,575	$96
FTSE 100 Index	274	Sep-2019	25,603	25,697	(16)
Hang Seng Index	32	Jul-2019	5,820	5,838	18
SPI 200 Index	106	Sep-2019	12,120	12,197	–
TOPIX Index	217	Sep-2019	31,129	31,239	48

			$120,904	$121,546	$146

Percentages are based on Net Assets of $4,139,217 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2019.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2019. The total market value of securities on loan at June 30, 2019 was $81,903 ($ Thousands).
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2019, the value of these securities amounted to $69,778 ($ Thousands), representing 1.7% of the Net Assets of the Fund.

(C)	Level 3 security in accordance with fair value hierarchy.
(D)	There is currently no rate available.
(E)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2019 was $124,471 ($ Thousands).

ADR — American Depositary Receipt

CHF — Swiss Franc

8	SEI Institutional International Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

International Equity Fund (Continued)

Cl — Class

FTSE— Financial Times and Stock Exchange

L.P. — Limited Partnership

Ltd. — Limited

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

REIT — Real Estate investment Trust

SPI — Share Price Index

TOPIX - Tokyo Price Index

The following is a list of the level of inputs used as of June 30, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,814,544	$31,182	$–	$3,845,726
Preferred Stock	64,455	–	–	64,455
Rights	45	–	–	45
Affiliated Partnership	–	124,471	–	124,471
Cash Equivalent	37,555	–	–	37,555

Total Investments in Securities	$3,916,599	$155,653	$–	$4,072,252

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$162	$–	$–	$162
Unrealized Depreciation	(16)	–	–	(16)

Total Other Financial Instruments	$146	$–	$–	$146

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended June 30, 2019, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended June 30, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2019 ($ Thousands):

Security Description	Value at 9/30/2018	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation	Value 6/30/2019	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 248,878	$ 906,486	$ (1,031,011)	$ 96	$ 22	$ 124,471	124,464,158	$ 1,488	$ —
SEI Daily Income Trust, Government Fund, Cl F	153,816	74,809	(191,070)	—	—	37,555	37,554,955	1,285	—

Totals	$ 402,694	$ 981,295	$ (1,222,081)	$ 96	$ 22	$ 162,026	162,019,113	$ 2,773	$ —

SEI Institutional International Trust / Quarterly Report / June 30, 2019	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Emerging Markets Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 93.3%
Argentina — 0.3%
Arcos Dorados Holdings Inc, Cl A	202,100	$1,472
Banco Macro SA ADR	7,781	567
Cresud SACIF y A ADR *	78,626	824
IRSA Inversiones y Representaciones SA ADR*	67,500	660
IRSA Propiedades Comerciales SA ADR	1,831	38
MercadoLibre Inc *	1,223	748
Ternium SA ADR	17,078	383

		4,692

Austria — 0.1%
Erste Group Bank AG *	42,105	1,565

Brazil — 7.0%
Ambev SA *	506,000	2,361
Atacadao SA *	908,000	5,217
B2W Cia Digital *	870,584	7,444
B3 SA - Brasil Bolsa Balcao	646,324	6,329
Banco Bradesco SA ADR *	1,095,981	10,763
Banco BTG Pactual SA *	66,181	872
Banco do Brasil SA *	162,419	2,279
Banco Santander Brasil SA	146,800	1,756
Banco Santander Brasil SA ADR	172,500	2,048
BK Brasil Operacao e Assessoria a Restaurantes SA *	627,830	3,628
BRF SA *	156,483	1,198
BRF SA ADR *(A)	348,200	2,646
CCR SA	646,800	2,314
Cia Siderurgica Nacional SA	107,412	465
Construtora Tenda SA	93,202	580
Cosan Ltd, Cl A *	40,385	540
Cosan SA	261,400	3,160
Cyrela Brazil Realty SA Empreendimentos e Participacoes	650,708	3,516
Duratex SA	588,700	1,808
Energisa SA	446,504	5,359
Eneva SA *	95,847	603
Engie Brasil Energia SA	78,750	896
Hapvida Participacoes e Investimentos SA	379,404	3,874
Hypera SA *	144,100	1,124
IRB Brasil Resseguros S/A	39,081	1,015
JBS SA	203,139	1,116
Kroton Educacional SA	430,200	1,232
Localiza Rent a Car SA	285,800	3,034
Lojas Renner SA	135,477	1,661
Magazine Luiza SA	27,545	1,500
MRV Engenharia e Participacoes SA	388,328	1,991
Notre Dame Intermedica Participacoes SA	538,377	5,620
Petrobras Distribuidora SA	69,958	456
Petroleo Brasileiro SA	21,549	335
Petroleo Brasileiro SA ADR *	798,214	12,428
Porto Seguro SA	97,788	1,327

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Qualicorp Consultoria e Corretora de Seguros SA	111,107	$672
Rumo SA *	1,766,618	9,587
Sul America SA	224,761	2,203
Telefonica Brasil SA ADR	223,319	2,908
TIM Participacoes SA ADR *	109,500	1,639
Transmissora Alianca de Energia Eletrica SA	92,364	659
Vale SA ADR, Cl B *	303,545	4,080

		124,243

Canada — 0.9%
Autohome Inc ADR *(A)	17,682	1,514
First Quantum Minerals Ltd	1,154,944	10,995
Parex Resources Inc *	213,856	3,438

		15,947

Chile — 0.4%
CAP SA	34,027	389
Cencosud SA	306,334	600
Cervecerias Unidas ADR	11,598	328
Cia Cervecerias Unidas SA ADR	57,325	1,619
Colbun SA	1,409,028	290
Empresas CMPC SA	311,960	855
Inversiones La Construccion SA	18,184	303
Sociedad Quimica y Minera de Chile SA ADR (A)	67,622	2,104

		6,488

China — 19.3%
Agricultural Bank of China Ltd, Cl H	10,435,932	4,368
Alibaba Group Holding Ltd ADR *	250,266	42,408
Angang Steel Co Ltd, Cl H (A)	589,073	268
Anhui Conch Cement Co Ltd, Cl H	993,164	6,223
ANTA Sports Products Ltd	402,069	2,761
Asia Cement China Holdings Corp	360,000	578
Baidu Inc ADR *	66,093	7,757
Bank of China Ltd, Cl H	9,665,000	4,083
Baozun Inc ADR *(A)	83,054	4,141
BeiGene Ltd ADR *	5,146	638
Bilibili Inc ADR *(A)	233,578	3,800
Bosideng International Holdings Ltd	2,848,000	791
CGN Power Co Ltd, Cl H (B)	3,949,000	1,087
Changyou.com Ltd ADR *	63,162	607
China Coal Energy Co Ltd, Cl H	1,383,000	575
China Communications Services Corp Ltd, Cl H	2,372,000	1,840
China Construction Bank Corp, Cl H	15,009,000	12,929
China Everbright Bank Co Ltd, Cl A	3,046,200	1,691
China Merchants Bank Co Ltd, Cl H	516,076	2,573
China Molybdenum Co Ltd, Cl H	3,804,000	1,203
China National Building Material Co Ltd, Cl H	428,892	376
China Petroleum & Chemical Corp, Cl H	3,796,000	2,580
China Telecom Corp Ltd, Cl H	1,426,000	717
China Vanke Co Ltd, Cl H	533,400	2,001

SEI Institutional International Trust / Quarterly Report / June 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Chinese Universe Publishing and Media Group Co Ltd, Cl A	873,668	$1,598
CITIC Securities Co Ltd, Cl H	895,000	1,865
COSCO SHIPPING Energy Transportation Co Ltd, Cl H	698,000	413
Country Garden Holdings Co Ltd	990,000	1,505
CRRC Corp Ltd	4,934,408	4,124
Ctrip.com International Ltd ADR *	212,332	7,837
Dongyue Group Ltd	1,135,000	697
Focused Photonics Hangzhou Inc, Cl A	738,101	2,572
Great Wall Motor Co Ltd, Cl H (A)	981,500	702
Guangzhou R&F Properties Co Ltd	1,236,800	2,378
Hangzhou Robam Appliances Co Ltd, Cl A	811,366	3,199
Han’s Laser Technology Industry Group Co Ltd, Cl A	320,700	1,605
Industrial & Commercial Bank of China Ltd, Cl H	33,165,419	24,198
JD.com Inc ADR *	198,784	6,021
Jiangxi Copper Co Ltd, Cl H	771,000	1,026
Longfor Group Holdings Ltd	213,000	803
Momo Inc ADR *	160,056	5,730
NetEase Inc ADR	25,375	6,490
New Oriental Education & Technology Group Inc ADR *	65,537	6,330
Ping An Insurance Group Co of China Ltd, Cl A	137,400	1,774
Ping An Insurance Group Co of China Ltd, Cl H	1,857,357	22,300
Qudian Inc ADR *	30,009	225
SINA Corp/China *	92,500	3,990
Sinopec Shanghai Petrochemical Co Ltd, Cl H	1,566,000	621
Sinopharm Group Co Ltd, Cl H	570,000	2,006
Sinotruk Hong Kong Ltd (A)	2,003,000	3,466
Sohu.com Ltd ADR *(A)	135,900	1,903
Tencent Holdings Ltd	1,484,290	66,990
Tencent Music Entertainment Group ADR *	82	1
Tingyi Cayman Islands Holding Corp	1,892,000	3,158
Tsingtao Brewery Co Ltd, Cl H	506,000	3,222
Uni-President China Holdings Ltd	3,320,400	3,698
Vipshop Holdings Ltd ADR *	231,395	1,997
Weibo Corp ADR *(A)	114,307	4,978
Weichai Power Co Ltd, Cl H	1,133,000	1,914
Wuhu Sanqi Interactive Entertainment Network Technology Group Co Ltd, Cl A	1,448,300	2,859
Wuliangye Yibin Co Ltd, Cl A	145,500	2,498
Yanzhou Coal Mining Co Ltd, Cl H	428,791	401
Yum China Holdings Inc	29,439	1,360
Zhejiang Expressway Co Ltd, Cl H	2,622,000	2,762
Zhejiang Huace Film & TV Co Ltd, Cl A	2,422,029	2,373
Zhejiang Semir Garment Co Ltd, Cl A	1,282,775	2,066
Zhongsheng Group Holdings Ltd	2,893,500	8,056
Zhuzhou CRRC Times Electric Co Ltd, Cl H	1,089,647	5,739

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ZTO Express Cayman Inc ADR *	256,594	$4,906

		340,351

Colombia — 0.6%
Bancolombia SA ADR, Cl R	154,939	7,908
Ecopetrol SA	1,710,958	1,558
Ecopetrol SA ADR	38,523	704
Grupo Aval Acciones y Valores SA ADR	17,844	142
Interconexion Electrica SA ESP	35,665	199

		10,511

Cyprus — 0.1%
TCS Group Holding PLC	91,885	1,654

Czech Republic — 0.2%
Komercni banka as	70,400	2,808

Egypt — 0.2%
Commercial International Bank Egypt SAE	698,945	3,090

Greece — 0.5%
Eurobank Ergasias SA *	4,029,596	3,969
Motor Oil Hellas Corinth Refineries SA	77,761	1,992
National Bank of Greece SA *	1,068,886	2,934

		8,895

Hong Kong — 8.6%
3SBio Inc *(A)	2,926,500	5,027
A-Living Services Co Ltd, Cl H (B)	1,080,500	1,828
ASM Pacific Technology Ltd	283,400	2,902
BAIC Motor Corp Ltd, Cl H (B)	3,972,000	2,491
Beijing Enterprises Water Group Ltd	9,786,000	5,812
Brilliance China Automotive Holdings Ltd	4,731,203	5,232
Chaoda Modern Agriculture Holdings Ltd *	2,056,181	20
China Aoyuan Group Ltd (A)	319,000	448
China Conch Venture Holdings Ltd	588,000	2,077
China Everbright Bank Co Ltd, Cl H	1,633,000	748
China Everbright International Ltd	5,597,100	5,165
China Everbright Ltd	1,274,000	1,882
China Gas Holdings Ltd	1,227,200	4,563
China High Precision Automation Group Ltd *	1,385,624	–
China Hongqiao Group Ltd	603,000	425
China Medical System Holdings Ltd	3,202,000	2,935
China Mengniu Dairy Co Ltd	1,772,459	6,863
China Mobile Ltd	1,378,800	12,557
China Mobile Ltd ADR	162,885	7,377
China Overseas Grand Oceans Group Ltd	662,000	292
China Resources Gas Group Ltd	296,000	1,468
China Resources Land Ltd	180,000	793
China State Construction International Holdings Ltd	4,037,123	4,144
China Taiping Insurance Holdings Co Ltd	2,556,591	6,839
China Unicom Hong Kong Ltd	654,000	717
CIFI Holdings Group Co Ltd	1,902,000	1,254
CIMC Enric Holdings Ltd	1,066,000	860

2	SEI Institutional International Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CITIC Ltd	1,171,000	$1,688
CITIC Telecom International Holdings Ltd	1,336,000	530
CNOOC Ltd	9,326,200	15,949
Future Land Development Holdings Ltd	370,000	487
Geely Automobile Holdings Ltd	3,220,000	5,507
Genscript Biotech Corp *(A)	538,000	1,351
Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd, Cl H	104,000	469
Haier Electronics Group Co Ltd	1,440,800	3,984
Hisense Home Appliances Group Co Ltd, Cl H	580,000	704
Hua Hong Semiconductor Ltd (B)	243,000	470
Huatai Securities Co Ltd, Cl H (A)(B)	2,510,800	4,319
Kingboard Laminates Holdings Ltd	1,767,500	1,620
Kunlun Energy Co Ltd	1,036,000	903
Lee & Man Paper Manufacturing Ltd	1,972,000	1,381
Li Ning Co Ltd	1,424,500	3,359
Link REIT ‡	165,438	2,033
Logan Property Holdings Co Ltd	924,000	1,495
Metallurgical Corp of China Ltd, Cl H	1,527,525	409
Shenzhen Expressway Co Ltd, Cl H	406,000	488
Shimao Property Holdings Ltd	676,000	2,059
Shui On Land Ltd	1,182,080	274
Sino Biopharmaceutical Ltd	1,793,301	1,834
SJM Holdings Ltd	3,601,000	4,098
Sunac China Holdings Ltd	662,909	3,258
Sunny Optical Technology Group Co Ltd	493,900	5,102
Techtronic Industries Co Ltd	216,925	1,660
Times China Holdings Ltd	391,000	783
Zoomlion Heavy Industry Science and Technology Co Ltd	1,265,800	831

		151,764

Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	319,717	3,555
OTP Bank Nyrt	64,358	2,566

		6,121

India — 8.8%
ACC Ltd	69,930	1,583
Apollo Hospitals Enterprise Ltd	62,147	1,224
APS Holdings Corp *	1	–
Ashok Leyland Ltd	464,235	587
Axis Bank Ltd	320,319	3,752
Bajaj Auto Ltd	56,922	2,331
Balrampur Chini Mills Ltd	267,367	539
Bharat Electronics Ltd	913,220	1,488
Bharat Heavy Electricals Ltd	431,844	458
Cipla Ltd/India	331,567	2,658
CreditAccess Grameen Ltd *	94,215	709
Cummins India Ltd	239,289	2,649
Dr Reddy’s Laboratories Ltd	49,429	1,826
Dr Reddy’s Laboratories Ltd ADR	20,928	784
GAIL India Ltd	496,159	2,242

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Godrej Properties Ltd *	47,800	$694
GRUH Finance Ltd	250,192	1,001
Gujarat Narmada Valley Fertilizers & Chemicals Ltd	64,994	220
HCL Technologies Ltd	180,629	2,786
HDFC Bank Ltd	174,683	6,184
HDFC Bank Ltd ADR	48,281	6,278
Hero MotoCorp Ltd	73,234	2,739
Hindustan Petroleum Corp Ltd	164,115	690
Hindustan Unilever Ltd	127,476	3,301
Housing Development Finance Corp Ltd	390,235	12,393
ICICI Bank Ltd	1,623,542	10,281
ICICI Bank Ltd ADR	573,707	7,223
ICICI Lombard General Insurance Co Ltd	168,917	2,723
Infosys Ltd	451,484	4,788
Infosys Ltd ADR	181,002	1,937
ITC Ltd	343,592	1,363
JM Financial Ltd	528,780	588
Larsen & Toubro Ltd	134,668	3,030
Mahindra & Mahindra Ltd	157,169	1,492
Manappuram Finance Ltd	491,210	983
Metropolis Healthcare Ltd *(B)	66,204	932
Motherson Sumi Systems Ltd	1,551,081	2,740
Muthoot Finance Ltd *	135,441	1,265
Power Finance Corp Ltd *	380,369	739
Power Grid Corp of India Ltd	2,578,880	7,730
REC Ltd	1,167,263	2,787
Reliance Industries Ltd	553,788	10,053
Reliance Industries Ltd GDR (B)	598,657	21,641
Shriram Transport Finance Co Ltd	224,046	3,507
Tata Chemicals Ltd	160,741	1,459
Tata Consultancy Services Ltd	114,207	3,685
Tata Motors Ltd *	115,353	272
United Spirits Ltd *	314,306	2,663
UPL Ltd	131,408	1,785
Wipro Ltd	193,717	787

		155,569

Indonesia — 1.7%
Astra International Tbk PT	10,150,800	5,353
Bank Negara Indonesia Persero Tbk PT	1,386,100	903
Bank Rakyat Indonesia Persero Tbk PT	42,157,405	13,010
Bank Tabungan Pensiunan Nasional Syariah Tbk PT *	4,418,500	1,079
Charoen Pokphand Indonesia Tbk PT	3,968,500	1,329
Indofood CBP Sukses Makmur Tbk PT	633,600	455
Map Aktif Adiperkasa PT *	3,611,900	1,483
Mitra Adiperkasa Tbk PT	4,749,700	303
Pakuwon Jati Tbk PT	7,881,500	407
Perusahaan Gas Negara Tbk PT	10,355,600	1,547
Surya Citra Media Tbk PT	7,271,000	829
Telekomunikasi Indonesia Persero Tbk PT	9,307,600	2,727

SEI Institutional International Trust / Quarterly Report / June 30, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Wijaya Karya Persero Tbk PT	2,256,200	$388

		29,813

Malaysia — 0.5%
AMMB Holdings Bhd	189,653	194
Inari Amertron Bhd	5,163,975	1,999
Malayan Banking Bhd	998,400	2,146
Malaysia Building Society Bhd	20	–
MISC Bhd	280,475	485
RHB Bank Bhd	545,200	738
Syarikat Takaful Malaysia Keluarga Bhd	385,428	639
Telekom Malaysia Bhd	2,021,400	1,957
UEM Sunrise Bhd *	2,109,395	408

		8,566

Mexico — 2.4%
Alfa SAB de CV, Cl A	708,700	694
America Movil SAB de CV ADR, Cl L	83,235	1,212
Arca Continental SAB de CV	125,300	677
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	818,244	1,254
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand ADR	376,078	2,877
Cemex SAB de CV ADR	158,083	670
Coca-Cola Femsa SAB de CV ADR	59,380	3,690
Fomento Economico Mexicano SAB de CV	488,129	4,718
Fomento Economico Mexicano SAB de CV ADR	20,155	1,950
Gruma SAB de CV, Cl B	66,555	626
Grupo Financiero Banorte SAB de CV, Cl O	1,808,744	10,496
Grupo Mexico SAB de CV, Ser B	803,884	2,139
Grupo Televisa SAB ADR (A)	224,325	1,893
Infraestructura Energetica Nova SAB de CV	632,119	2,485
Kimberly-Clark de Mexico SAB de CV, Cl A	377,997	702
Megacable Holdings SAB de CV	118,100	503
Mexichem SAB de CV	920,881	1,937
Qualitas Controladora SAB de CV	191,603	537
Wal-Mart de Mexico SAB de CV	1,489,394	4,062

		43,122

Netherlands — 0.1%
SBM Offshore NV	77,668	1,502
VEON Ltd ADR	307,960	862

		2,364

Pakistan — 0.0%
Oil & Gas Development Co Ltd	681,000	561

Panama — 0.2%
Copa Holdings SA, Cl A	46,718	4,558

Peru — 0.7%
Cia de Minas Buenaventura SAA ADR	141,400	2,357

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Credicorp Ltd	47,959	$10,979

		13,336

Philippines — 0.8%
Ayala Corp	64,160	1,120
Ayala Land Inc	2,646,800	2,624
BDO Unibank Inc	1,385,725	3,786
First Gen Corp	783,754	410
Globe Telecom Inc	12,972	573
GT Capital Holdings Inc	93,920	1,723
Manila Electric Co	49,730	376
Megaworld Corp	6,367,403	758
Metropolitan Bank & Trust Co	2,266,160	3,151

		14,521

Poland — 1.0%
CD Projekt SA	7,503	433
Dino Polska SA *(B)	190,375	6,683
Grupa Lotos SA	31,630	718
Orange Polska SA *	448,179	803
Polski Koncern Naftowy ORLEN SA	38,100	919
Powszechna Kasa Oszczednosci Bank Polski SA	240,244	2,759
Powszechny Zaklad Ubezpieczen SA	373,136	4,369
Warsaw Stock Exchange	27,245	314

		16,998

Portugal — 0.3%
Galp Energia SGPS SA, Cl B	378,889	5,836

Qatar — 0.1%
Commercial Bank PQSC/The	278,400	351
Qatar International Islamic Bank QSC	347,200	714
Qatar Islamic Bank SAQ	124,950	570

		1,635

Russia — 5.9%
Detsky Mir PJSC	952,100	1,295
Gazprom PJSC	504,140	1,861
Gazprom PJSC ADR	1,186,165	8,686
Inter RAO UES PJSC	7,360,000	528
LUKOIL PJSC ADR	194,135	16,333
Mail.Ru Group Ltd GDR *	142,606	3,679
MMC Norilsk Nickel PJSC ADR	23,561	531
Mobile TeleSystems PJSC ADR	113,175	1,054
Novatek PJSC GDR	7,292	1,560
Rosneft Oil Co PJSC GDR	720,705	3,324
Sberbank of Russia PJSC	712,430	2,694
Sberbank of Russia PJSC ADR	1,823,258	27,891
Tatneft PJSC ADR	10,300	760
X5 Retail Group NV GDR	289,322	9,921
Yandex NV, Cl A *	611,154	23,224

		103,341

4	SEI Institutional International Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Singapore — 0.1%
Yangzijiang Shipbuilding Holdings Ltd	896,200	$1,014
Yanlord Land Group Ltd	324,200	309

		1,323

South Africa — 4.1%
Absa Group Ltd	55,496	693
African Rainbow Minerals Ltd	50,812	656
AngloGold Ashanti Ltd	179,427	3,232
AngloGold Ashanti Ltd ADR	51,800	922
Barloworld Ltd	151,094	1,371
Bid Corp Ltd	159,890	3,481
Bidvest Group Ltd/The	52,050	699
Capitec Bank Holdings Ltd	55,621	5,123
FirstRand Ltd	736,984	3,583
Foschini Group Ltd/The (A)	140,672	1,799
Gold Fields Ltd ADR	115,062	622
JSE Ltd	241,237	2,395
Kumba Iron Ore Ltd	40,011	1,417
MTN Group Ltd	131,545	996
Naspers Ltd, Cl N	65,331	15,843
Nedbank Group Ltd	85,374	1,533
Netcare Ltd	977,760	1,247
Old Mutual Ltd	1,377,841	2,071
Petra Diamonds Ltd *(A)	1,651,395	414
RMB Holdings Ltd	507,117	3,035
Sanlam Ltd	111,796	620
Sasol Ltd	93,006	2,310
SPAR Group Ltd/The	169,102	2,240
Standard Bank Group Ltd	694,145	9,681
Telkom SA SOC Ltd	188,088	1,230
Truworths International Ltd	674,348	3,347
Vodacom Group Ltd	172,156	1,461

		72,021

South Korea — 12.6%
Cheil Worldwide Inc	136,093	3,465
CJ Logistics Corp *	3,458	403
Com2uSCorp (A)	29,335	2,579
Daelim Industrial Co Ltd	13,582	1,353
Daesang Corp	7,724	162
Daewoo Shipbuilding & Marine Engineering Co Ltd *	17,958	509
DB Insurance Co Ltd (A)	48,769	2,505
Doosan Bobcat Inc	75,408	2,377
Douzone Bizon Co Ltd	26,932	1,451
Fila Korea Ltd	12,600	837
GS Engineering & Construction Corp	14,417	504
Hana Financial Group Inc	41,597	1,347
Hanwha Chemical Corp	25,763	507
Hotel Shilla Co Ltd	34,930	2,934
Hyosung Advanced Materials Corp *	1	–
Hyosung TNC Co Ltd	2	–

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hyundai Department Store Co Ltd	8,309	$595
Hyundai Engineering & Construction Co Ltd	55,326	2,568
Hyundai Glovis Co Ltd	4,003	558
Hyundai Mobis Co Ltd	4,829	985
Hyundai Motor Co	51,765	6,276
Innocean Worldwide Inc	5,160	319
IS Dongseo Co Ltd	10,615	355
JB Financial Group Co Ltd	39,964	205
Kakao Corp (A)	18,748	2,135
Kangwon Land Inc	58,036	1,520
KB Financial Group Inc	68,301	2,712
KB Financial Group Inc ADR	11,197	442
KCC Corp	4,777	1,140
Kia Motors Corp	89,498	3,410
Korea Zinc Co Ltd	2,131	879
KT&G Corp	29,387	2,507
Kumho Petrochemical Co Ltd	13,500	1,139
LG Chem Ltd (A)	12,754	3,916
LG Corp	41,519	2,765
LG Electronics Inc	16,000	1,099
LG Household & Health Care Ltd	2,245	2,553
LG Uplus Corp	123,248	1,548
Lotte Chilsung Beverage Co Ltd	11,420	1,696
Lotte Confectionery Co Ltd (A)	4,258	636
Lotte Corp (A)	25,996	991
Lotte Data Communication Co	5,017	178
LOTTE Fine Chemical Co Ltd	10,878	497
Medy-Tox Inc	88	34
MegaStudyEdu Co Ltd	10,405	314
Meritz Securities Co Ltd	166,026	771
NAVER Corp	43,763	4,321
NCSoft Corp	26,652	11,010
Netmarble Corp *(A)(B)	16,848	1,649
NHN Corp *	6,045	405
Orion Corp/Republic of Korea (A)	38,778	3,107
Partron Co Ltd (A)	187,508	2,882
POSCO	7,082	1,500
Samsung Biologics Co Ltd *(A)(B)	3,768	1,044
Samsung C&T Corp	6,637	550
Samsung Electronics Co Ltd	1,724,328	70,189
Samsung Fire & Marine Insurance Co Ltd	4,683	1,087
Samsung Life Insurance Co Ltd (A)	23,024	1,667
SK Hynix Inc	333,931	20,100
SK Innovation Co Ltd	23,121	3,184
SK Telecom Co Ltd	61,811	13,865
SK Telecom Co Ltd ADR	274,320	6,789
S-Oil Corp (A)	32,655	2,367
WONIK IPS Co Ltd	77,624	1,610
Woongjin Coway Co Ltd (A)	70,803	4,746
Woori Financial Group Inc	289,939	3,528

SEI Institutional International Trust / Quarterly Report / June 30, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Youngone Corp	14,002	$452

		221,728

Switzerland — 0.1%
Wizz Air Holdings Plc *(B)	31,771	1,378

Taiwan — 8.8%
Accton Technology Corp	630,200	2,668
Airtac International Group	235,681	2,641
ASE Technology Holding Co Ltd	817,372	1,618
Asia Cement Corp	1,164,000	1,782
Catcher Technology Co Ltd	584,040	4,184
Cathay Financial Holding Co Ltd	2,380,000	3,295
Chailease Holding Co Ltd	169,000	699
Chang Hwa Commercial Bank Ltd	750,000	506
Chicony Electronics Co Ltd	187,000	460
Chlitina Holding Ltd	103,000	887
Chunghwa Telecom Co Ltd	266,000	968
Coretronic Corp	522,772	730
CTBC Financial Holding Co Ltd	2,299,000	1,580
Cub Elecparts Inc	3	–
Delta Electronics Inc	594,000	3,012
Elite Advanced Laser Corp	189,605	330
Elite Material Co Ltd	680,400	2,053
eMemory Technology Inc	168,200	2,052
Feng TAY Enterprise Co Ltd	94,000	732
Fubon Financial Holding Co Ltd	1,732,000	2,557
Globalwafers Co Ltd	317,000	3,210
Highwealth Construction Corp	388,000	618
Hiwin Technologies Corp	257,300	2,154
Hon Hai Precision Industry Co Ltd	2,570,003	6,404
Hota Industrial Manufacturing Co Ltd	1	–
LandMark Optoelectronics Corp	192,000	1,617
Largan Precision Co Ltd	12,446	1,545
Lite-On Technology Corp	710,000	1,040
Makalot Industrial Co Ltd	90,000	609
MediaTek Inc	1,790,568	18,102
Merida Industry Co Ltd	418,000	2,470
Nanya Technology Corp	421,000	874
Parade Technologies Ltd	185,600	3,155
Phison Electronics Corp	42,000	383
Powertech Technology Inc	177,000	433
Radiant Opto-Electronics Corp	182,000	609
Realtek Semiconductor Corp	78,000	574
Silicon Motion Technology Corp ADR	61,009	2,708
Sino-American Silicon Products Inc	250,000	657
SinoPac Financial Holdings Co Ltd	3,308,000	1,390
Taiwan Business Bank	2,673,000	1,175
Taiwan Mobile Co Ltd	176,000	694
Taiwan Semiconductor Manufacturing Co Ltd	6,424,276	49,434
Taiwan Semiconductor Manufacturing Co Ltd ADR	222,042	8,697
Taiwan Styrene Monomer	156,910	124

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tripod Technology Corp	327,000	$1,158
Unimicron Technology Corp	505,000	573
Uni-President Enterprises Corp	1,219,000	3,246
United Microelectronics Corp	1,272,000	571
Win Semiconductors Corp	528,976	3,389
Wistron Corp	574,000	447
Yageo Corp	238,000	2,023
Yuanta Financial Holding Co Ltd	2,151,000	1,292
Zhen Ding Technology Holding Ltd	316,000	1,011

		155,140

Thailand — 2.6%
Advanced Info Service PCL	351,000	2,495
AP Thailand PCL NVDR	1,956,113	501
Bangkok Bank PCL	833,200	5,352
Charoen Pokphand Foods PCL NVDR	749,900	691
Com7 PCL	1,107,500	787
CP ALL PCL	2,236,000	6,270
CP ALL PCL NVDR	1,366,963	3,833
GFPT PCL NVDR	417,914	230
Home Product Center PCL	12,929,354	7,378
Krung Thai Bank PCL NVDR	1,214,400	772
Minor International PCL NVDR	2,901,947	3,880
PTT Exploration & Production PCL NVDR	234,600	1,033
PTT PCL	1,014,600	1,613
Robinson PCL (A)	1,153,100	2,115
Siam Cement PCL/The	328,700	5,059
Sino-Thai Engineering & Construction PCL NVDR	856,600	754
Srisawad Corp PCL	894,700	1,641
Thai Union Group PCL NVDR	922,900	551
Thanachart Capital PCL NVDR	568,300	1,029
Tisco Financial Group PCL NVDR (A)	235,900	719

		46,703

Turkey — 1.0%
Akbank T.A.S. *(A)	1,677,939	1,973
Anadolu Efes Biracilik Ve Malt Sanayii AS	161,832	557
BIM Birlesik Magazalar AS	46,366	638
Eregli Demir ve Celik Fabrikalari TAS	457,729	623
Ford Otomotiv Sanayi AS	114,747	1,240
KOC Holding AS	219,059	664
Mavi Giyim Sanayi Ve Ticaret AS, Cl B *(B)	168,906	1,174
Sok Marketler Ticaret AS *	1,098,866	1,816
Tekfen Holding AS	114,542	514
Turk Hava Yollari AO *	920,755	2,052
Turkcell Iletisim Hizmetleri AS	1,435,553	3,177
Turkcell Iletisim Hizmetleri AS ADR *	54,935	301
Turkiye Garanti Bankasi AS *	1,061,406	1,670
Turkiye Sise ve Cam Fabrikalari AS	1,241,819	1,114

		17,513

6	SEI Institutional International Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
United Arab Emirates — 0.3%
Emaar Properties PJSC	3,846,477	$4,633

United Kingdom — 1.7%
Anglo American PLC	104,523	2,984
Etalon Group PLC GDR	56,800	127
KAZ Minerals PLC	747,648	5,745
Magnitogorsk Iron & Steel Works PJSC GDR	66,837	615
Mail.Ru Group Ltd GDR *	14,949	381
Network International Holdings PLC *(B)	107,891	814
NMC Health PLC (A)	90,564	2,770
Novatek PJSC GDR	15,339	3,252
Polyus PJSC GDR	18,455	853
Rio Tinto PLC	76,578	4,757
Tullow Oil PLC	2,380,510	6,347
Vivo Energy PLC	515,437	870

		29,515

United States — 0.9%
Bizlink Holding Inc	674,000	4,665
Corp America Airports SA *	122,959	992
Liberty Latin America Ltd, Cl C *	133,869	2,301
Pagseguro Digital Ltd, Cl A *(A)	132,200	5,152
Southern Copper Corp	14,226	553
StoneCo Ltd, Cl A *	57,600	1,704

		15,367

Vietnam — 0.1%
Vincom Retail JSC	1,314,375	1,906

Total Common Stock (Cost $1,425,790) ($ Thousands)		1,645,576

PREFERRED STOCK — 2.1%
Brazil — 1.6%
Banco Bradesco SA * (C)	414,466	4,091
Banco do Estado do Rio Grande do Sul SA (C)	90,198	564
Centrais Eletricas Brasileiras SA (C)	49,200	461
Cia Brasileira de Distribuicao ADR * (C)	183,957	4,503
Cia de Transmissao de Energia Eletrica Paulista (C)	184,800	1,194
Cia Paranaense de Energia (C)	51,677	659
Itau Unibanco Holding SA (C)	761,476	7,194
Itau Unibanco Holding SA ADR (C)	354,181	3,336
Itausa - Investimentos Itau SA (C)	221,611	747
Petroleo Brasileiro SA (C)	557,759	3,972
Petroleo Brasileiro SA ADR, Cl A (C)	101,585	1,443
Telefonica Brasil SA (C)	51,299	670

		28,834

Colombia — 0.1%
Grupo Aval Acciones y Valores SA (C)	1,797,174	720

Description	Shares		Market Value ($ Thousands)

PREFERRED STOCK (continued)
South Korea — 0.4%
Samsung Electronics Co Ltd (C)		203,096	$6,728

Total Preferred Stock (Cost $29,204) ($ Thousands)			36,282

	Number of Participation Notes

PARTICIPATION NOTES — 1.0%
China — 0.6%
Offshore Oil Engineering, Expires		4,338,839	3,529
Oppein Home, Expires 05/03/2024		91,097	1,417
Ping An Insurance, Expires 09/23/2019		417,100	5,369

			10,315

India — 0.0%
Motherson Sumi Systems Ltd, Expires 09/21/2021 *		77,500	137

Luxembourg — 0.2%
Beijing Sinnet Technology Co Ltd, Expires *		618,015	1,509
Hoa Phat Group JSC, Expires 11/20/2020 *		1,750,862	1,744

			3,253

Switzerland — 0.1%
Han’s Laser, Expires 03/27/2020		546,350	2,735

United States — 0.1%
China Merchants Energy Shipping Co Ltd, Expires *		1,417,698	900
COSCO SHIPPING Energy Transportation Co Ltd, Expires *		1,082,330	1,023

			1,923

Total Participation Notes (Cost $17,183) ($ Thousands)			18,363

	Face Amount (Thousands)

DEBENTURE BOND — 0.0%
Brazil — 0.0%
Vale, Ser 1997 0.000%, 03/30/2168 (D)	BRL	8	–

Total Debenture Bond (Cost $—) ($ Thousands)			–

SEI Institutional International Trust / Quarterly Report / June 30, 2019	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Emerging Markets Equity Fund (Continued)

Description	Number of Warrants	Market Value ($ Thousands)

WARRANTS — 0.0%
Thailand — 0.0%
Minor International PCL, Expires 12/31/2021 *	162,947	$–

Total Warrants (Cost $—) ($ Thousands)		–

	Shares

AFFILIATED PARTNERSHIP — 3.2%
SEI Liquidity Fund, L.P. 2.400% **†(E)	56,736,034	56,743

Total Affiliated Partnership (Cost $56,736) ($ Thousands)		56,743

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 1.5%
SEI Daily Income Trust, Government Fund, Cl F 2.140%**†	26,734,106	$26,734

Total Cash Equivalent (Cost $26,734) ($ Thousands)		26,734

Total Investments in Securities — 101.1% (Cost $1,555,647) ($ Thousands)		$1,783,698

A list of the open futures contracts held by the Fund at June 30, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
MSCI Emerging Markets	488	Sep-2019	$24,554	$25,703	$1,149

Percentages are based on Net Assets of $1,763,461 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2019.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2019. The total market value of securities on loan at June 30, 2019 was $38,204 ($ Thousands).
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2019, the value of these securities amounted to $45,510 ($ Thousands), representing 2.6% of the Net Assets of the Fund.

(C)	There is currently no rate available.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(E)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2019 was $56,743 ($ Thousands).

ADR — American Depositary Receipt

BRL — Brazilian Real

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

JSE — Johannesburg Stock Exchange

L.P. — Limited Partnership

Ltd. — Limited

MSCI — Morgan Stanley Capital International

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

REIT — Real Estate investment Trust

The following is a list of the level of inputs used as of June 30, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,645,576	$–	$–	$1,645,576
Preferred Stock	36,282	–	–	36,282
Participation Notes	18,363	–	–	18,363
Debenture Bond	–	–	–	–
Warrants	–	–	–	–
Affiliated Partnership	–	56,743	–	56,743
Cash Equivalent	26,734	–	–	26,734

Total Investments in Securities	$1,726,955	$56,743	$–	$1,783,698

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$1,149	$–	$–	$1,149

Total Other Financial Instruments	$1,149	$–	$–	$1,149

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended June 30, 2019, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended June 30, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended June 30, 2019, there were no transfers into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

8	SEI Institutional International Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Emerging Markets Equity Fund (Continued)

The following is a summary of the transactions with affiliates for the period ended June 30, 2019 ($ Thousands):

Security Description	Value at 9/30/2018	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation	Value 6/30/2019	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 66,697	$ 198,777	$ (208,770)	$ 32	$ 7	$ 56,743	56,736,034	$ 421	$ —
SEI Daily Income Trust, Government Fund, Cl F	12,932	171,473	(157,671)	—	—	26,734	26,734,106	420	—

Totals	$ 79,629	$ 370,250	$ (366,441)	$ 32	$ 7	$ 83,477	83,470,140	$ 841	$ —

SEI Institutional International Trust / Quarterly Report / June 30, 2019	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

International Fixed Income Fund

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS — 92.5%
Australia — 2.0%
Australia & New Zealand Banking Group
4.500%, 03/19/2024 (A)		$200	$212
Australia & New Zealand Banking Group MTN
5.000%, 08/16/2023	AUD	750	595
3.625%, 07/18/2022	EUR	300	383
Australia Government Bond
4.750%, 04/21/2027	AUD	820	726
4.500%, 04/15/2020		185	133
4.500%, 04/21/2033		195	189
4.250%, 04/21/2026		1,425	1,201
3.750%, 04/21/2037		393	365
3.000%, 03/21/2047		795	685
2.750%, 04/21/2024		1,230	933
2.750%, 05/21/2041		322	263
Australia Government Bond, Ser 124
5.750%, 05/15/2021		1,615	1,233
BHP Billiton Finance
4.750%, VAR EUR Swap Annual 5 Yr+4.363%, 04/22/2076	EUR	101	124
Commonwealth Bank of Australia
4.500%, 12/09/2025 (A)		$200	213
Commonwealth Bank of Australia MTN
3.000%, 05/03/2022	EUR	330	411
0.375%, 04/11/2024		455	531
National Australia Bank
5.000%, 03/11/2024	AUD	750	602
National Australia Bank MTN
2.250%, 06/06/2025	EUR	206	267
Westpac Banking Corp MTN
1.500%, 03/24/2021		220	258
0.500%, 05/17/2024		455	534

			9,858

Austria — 1.2%
JAB Holdings BV
1.250%, 05/22/2024		200	237
Republic of Austria Government Bond
4.150%, 03/15/2037 (A)		326	610
3.650%, 04/20/2022 (A)		290	370
3.150%, 06/20/2044 (A)		521	948
2.400%, 05/23/2034 (A)		110	163
2.100%, 09/20/2117 (A)		75	132
1.500%, 02/20/2047 (A)		95	130
0.750%, 10/20/2026 (A)		749	918
0.500%, 02/20/2029 (A)		885	1,062
0.000%, 07/15/2024 (A)(B)		765	893
Republic of Austria Government Bond, Ser 97-6
6.250%, 07/15/2027		288	501

			5,964

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Belgium — 2.3%
Anheuser-Busch InBev MTN
2.250%, 05/24/2029	GBP	205	$259
1.500%, 03/17/2025	EUR	415	507
1.125%, 07/01/2027		230	270
Anheuser-Busch InBev Finance
2.600%, 05/15/2024	CAD	550	422
Kingdom of Belgium Government Bond
4.250%, 03/28/2041 (A)	EUR	440	853
3.750%, 09/28/2020 (A)		2,126	2,552
3.750%, 06/22/2045		229	437
3.000%, 06/22/2034 (A)		346	542
1.700%, 06/22/2050 (A)		320	429
1.600%, 06/22/2047 (A)		310	410
1.000%, 06/22/2031 (A)		1,149	1,427
0.800%, 06/22/2025 (A)		3	4
0.800%, 06/22/2027 (A)		245	300
0.800%, 06/22/2028 (A)		1,249	1,529
0.500%, 10/22/2024 (A)		1,100	1,313
Kingdom of Belgium Government Bond, Ser 44
5.000%, 03/28/2035 (A)		64	123

			11,377

Brazil — 0.3%
Brazil Notas do Tesouro Nacional, Serie B
6.000%, 08/15/2050	BRL	1,041	1,213
Brazil Notas do Tesouro Nacional, Serie F
10.000%, 01/01/2021		3	1
Minerva Luxembourg
6.500%, 09/20/2026 (A)		$290	302
Odebrecht Finance
7.125%, 06/26/2042 (C)		280	18
4.375%, 04/25/2025 (C)		200	12

			1,546

Canada — 8.0%
Bank of Montreal
0.750%, 09/21/2022	EUR	235	277
Bank of Montreal MTN
0.125%, 04/19/2021		280	322
Bank of Nova Scotia MTN
0.750%, 09/17/2021		570	665
Bell Canada MTN
4.700%, 09/11/2023	CAD	80	67
Canada Housing Trust No. 1
3.800%, 06/15/2021 (A)		1,305	1,040
2.250%, 12/15/2025 (A)		2,235	1,760
1.750%, 06/15/2022 (A)		2,465	1,892
Canadian Government Bond
5.750%, 06/01/2033		1,205	1,404
5.000%, 06/01/2037		816	948
2.750%, 12/01/2048		400	382

SEI Institutional International Trust / Quarterly Report / June 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
2.750%, 12/01/2048	CAD	150	$143
2.500%, 06/01/2024		1,043	840
2.250%, 06/01/2029		3,537	2,902
1.750%, 09/01/2019		2,247	1,719
1.500%, 06/01/2026		7,545	5,801
1.000%, 09/01/2022		1,268	958
1.000%, 06/01/2027		1,375	1,017
0.750%, 09/01/2021		655	494
Canadian Imperial Bank of Commerce
0.195%, 07/25/2022	EUR	445	511
CDP Financial
4.400%, 11/25/2019 (A)		$850	857
Export Development Canada MTN
2.400%, 06/07/2021	AUD	1,259	902
National Bank of Canada
1.500%, 03/25/2021	EUR	345	406
Ontario Treasury Bill
2.257%, 07/10/2019 (B)	CAD	7,000	5,354
Province of British Columbia Canada
3.250%, 12/18/2021		1,150	913
Province of Manitoba Canada
3.850%, 12/01/2021		710	571
Province of Ontario Canada
4.700%, 06/02/2037		1,355	1,374
4.650%, 06/02/2041		540	563
2.800%, 06/02/2048		2,200	1,791
2.600%, 06/02/2025		1,614	1,282
2.400%, 06/02/2026		585	460
Province of Ontario Canada MTN
1.650%, 06/08/2020	JPY	100,000	943
Province of Quebec Canada
6.250%, 06/01/2032	CAD	720	794
3.500%, 12/01/2048		520	484
Rogers Communications
4.000%, 06/06/2022		165	133

			39,969

China — 0.1%
Tencent Holdings MTN
3.975%, 04/11/2029 (A)		260	272
Weibo
3.500%, 07/05/2024		200	201

			473

Colombia — 0.4%
Colombian TES
10.000%, 07/24/2024	COP	1,833,400	692
7.750%, 09/18/2030		2,160,100	759
7.500%, 08/26/2026		1,100,600	380
7.000%, 05/04/2022		521,100	171

			2,002

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Czech Republic — 0.1%
Czech Republic Government Bond
4.700%, 09/12/2022	CZK	7,470	$367
2.500%, 08/25/2028		6,710	326

			693

Denmark — 0.4%
Danske Bank
3.875%, 09/12/2023 (A)		$270	275
Danske Bank MTN
5.875%, VAR EUR Swap Annual 7 Yr+5.471%, 10/29/2049	EUR	344	413
Kingdom of Denmark
4.500%, 11/15/2039	DKK	2,040	594
1.500%, 11/15/2023		4,025	674
Orsted
6.250%, VAR EUR Swap Annual 5 Yr+4.750%, 06/26/3013	EUR	210	283

			2,239

Egypt — 0.0%
Egypt Government International Bond MTN
4.750%, 04/11/2025 (A)		170	198

Finland — 0.3%
Finland Government Bond
2.000%, 04/15/2024 (A)		482	616
0.500%, 09/15/2029 (A)		445	534
Finland Government Bond MTN
1.375%, 04/15/2047 (A)		130	180

			1,330

France — 8.0%
BNP Paribas
3.375%, 01/09/2025 (A)		$395	402
BNP Paribas MTN
3.375%, 01/23/2026	GBP	240	324
BPCE
0.550%, 07/10/2019	JPY	200,000	1,857
BPCE MTN
1.125%, 01/18/2023	EUR	300	352
BPCE SFH
1.750%, 11/29/2019		600	689
BPCE SFH MTN
3.750%, 09/13/2021		200	249
Bpifrance Financement
0.055%, 11/25/2022 (B)		600	692
Caisse Francaise de Financement Local MTN
3.000%, 10/02/2028		100	144
0.500%, 01/19/2026		500	591
Caisse Nationale de Reassurance Mutuelle Agricole Groupama
6.000%, 01/23/2027		400	567

2	SEI Institutional International Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Cie de Financement Foncier
0.375%, 12/11/2024	EUR	300	$353
Cie de Financement Foncier MTN
5.500%, 01/26/2027	GBP	387	636
CNP Assurances
4.500%, VAR Euribor 3 Month+4.600%, 06/10/2047	EUR	200	266
1.875%, 10/20/2022		200	239
Credit Agricole Assurances
4.750%, VAR EUR Swap Annual 5 Yr+5.350%, 09/27/2048		100	132
Credit Agricole Home Loan SFH MTN
1.250%, 03/24/2031		300	377
Dexia Credit Local MTN
0.625%, 01/21/2022		1,550	1,809
0.625%, 02/03/2024		200	236
0.500%, 01/17/2025		300	354
Electricite de France MTN
5.375%, VAR EUR Swap Annual 12 Yr+3.794%, 01/29/2168		200	259
4.000%, 11/12/2025		350	494
2.250%, 04/27/2021		100	119
Engie MTN
0.875%, 03/27/2024		300	356
0.375%, 02/28/2023		100	116
Europcar Mobility Group
4.000%, 04/30/2026 (A)		170	198
French Republic Government Bond OAT
5.750%, 10/25/2032		403	794
4.500%, 04/25/2041		580	1,185
4.000%, 10/25/2038		345	644
4.000%, 04/25/2055		56	122
3.250%, 05/25/2045		2,061	3,713
1.750%, 05/25/2023		2,690	3,350
1.750%, 06/25/2039 (A)		60	83
1.750%, 05/25/2066 (A)		165	231
0.750%, 05/25/2028		5,205	6,386
0.500%, 05/25/2029		372	445
0.000%, 05/25/2021 (B)		1,685	1,944
0.000%, 05/25/2022 (B)		868	1,008
0.000%, 03/25/2025 (B)		230	268
0.000%, 02/25/2020 (B)		1,990	2,275
0.000%, 02/25/2021 (B)		2,055	2,367
Orange MTN
2.500%, 03/01/2023		500	623
RCI Banque MTN
0.375%, 07/10/2019		450	512
SNCF Reseau EPIC
5.500%, 12/01/2021	GBP	205	288
4.250%, 10/07/2026		$200	299
2.250%, 12/20/2047	EUR	300	425
1.125%, 05/19/2027		300	369

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
1.125%, 05/25/2030	EUR	200	$246
Total Capital International MTN
4.250%, 11/26/2021	AUD	640	477

			39,865

Germany — 5.0%
BMW Finance MTN
0.875%, 11/17/2020	EUR	585	676
0.454%, 01/29/2021	JPY	200,000	1,860
Bundesobligation
0.000%, 04/05/2024 (B)	EUR	2,738	3,218
Bundesrepublik Deutschland
4.000%, 01/04/2037		411	798
3.250%, 07/04/2042		1,542	2,999
0.250%, 02/15/2027		2,160	2,603
0.245%, 08/15/2026		1,882	2,227
Bundesrepublik Deutschland Bundesanleihe
2.500%, 07/04/2044		390	694
2.500%, 08/15/2046		130	236
0.500%, 02/15/2026		863	1,054
Bundesrepublik Deutschland Bundesanleihe, Ser 03
4.750%, 07/04/2034		95	188
Deutsche Telekom International Finance BV MTN
1.375%, 12/01/2025		165	200
0.625%, 04/03/2023		330	385
Gemeinsame Deutsche Bundeslaender
3.500%, 10/07/2019		650	748
IHO Verwaltungs GmbH
3.625%, 05/15/2025 (A)		175	204
Kreditanstalt fuer Wiederaufbau
2.600%, 06/20/2037	JPY	65,000	887
0.500%, 09/15/2027	EUR	510	612
0.125%, 06/07/2023		1,135	1,325
Kreditanstalt fuer Wiederaufbau MTN
3.750%, 05/29/2020	NZD	483	331
2.800%, 02/17/2021	AUD	1,230	884
1.125%, 09/15/2032	EUR	500	634
1.125%, 05/09/2033		220	279
Landwirtschaftliche Rentenbank MTN
0.625%, 05/18/2027		225	272
ProGroup
3.000%, 03/31/2026		125	147
Volkswagen Bank GmbH MTN
0.625%, 09/08/2021		200	230
Volkswagen International Finance
1.875%, 03/30/2027		500	590
1.125%, 10/02/2023		600	697

			24,978

SEI Institutional International Trust / Quarterly Report / June 30, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Ghana — 0.0%
Kosmos Energy
7.125%, 04/04/2026 (A)		$200	$202

Guernsey — 0.1%
Credit Suisse Group Funding Guernsey MTN
1.250%, 04/14/2022	EUR	295	348

Hungary — 0.1%
Hungary Government Bond
3.000%, 06/26/2024	HUF	75,010	284

Indonesia — 0.1%
Indonesia Government International Bond
1.450%, 09/18/2026	EUR	300	349
Indonesia Government International Bond MTN
2.150%, 07/18/2024 (A)		200	242

			591

Ireland — 0.7%
AIB Group MTN
4.263%, VAR ICE LIBOR USD 3 Month+1.874%, 04/10/2025 (A)		$450	463
Allied Irish Banks MTN
4.125%, VAR EUR Swap Annual 5 Yr+3.950%, 11/26/2025	EUR	177	211
Bank of Ireland MTN
0.375%, 05/07/2022		555	645
CRH Funding MTN
1.875%, 01/09/2024		310	380
Europcar Mobility Group
4.125%, 11/15/2024 (A)		100	119
Ireland Government Bond
5.400%, 03/13/2025		351	529
4.500%, 04/18/2020		205	243
2.000%, 02/18/2045		180	255
0.900%, 05/15/2028		685	839

			3,684

Israel — 0.2%
Israel Government Bond - Fixed
4.250%, 03/31/2023	ILS	2,521	807
2.000%, 03/31/2027		925	271

			1,078

Italy — 4.1%
Assicurazioni Generali MTN
5.500%, VAR Euribor 3 Month+5.350%, 10/27/2047	EUR	230	300
Enel
5.000%, VAR EUR Swap Annual 5 Yr+3.648%, 01/15/2075		105	123

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Enel Finance International MTN
5.625%, 08/14/2024	GBP	160	$239
Eni
4.250%, 05/09/2029 (A)		$515	539
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (A)		330	331
3.625%, 12/05/2022	EUR	200	257
Italy Buoni Poliennali Del Tesoro
5.000%, 09/01/2040 (A)		1,510	2,298
3.850%, 09/01/2049 (A)		860	1,132
3.750%, 05/01/2021 (A)		386	468
3.500%, 03/01/2030 (A)		831	1,066
3.350%, 03/01/2035 (A)		2,378	2,988
3.100%, 03/01/2040 (A)		975	1,164
3.000%, 08/01/2029		351	433
2.800%, 03/01/2067 (A)		90	96
2.450%, 09/01/2033 (A)		552	636
2.000%, 02/01/2028		1,242	1,438
1.850%, 05/15/2024		470	550
0.950%, 03/01/2023		1,530	1,741
0.900%, 08/01/2022		209	239
0.050%, 04/15/2021		3,610	4,099
UniCredit MTN
4.875%, VAR EUR Swap Annual 5 Yr+4.739%, 02/20/2029		220	264
Unione di Banche Italiane
1.000%, 01/27/2023		185	219

			20,620

Japan — 19.3%
Development Bank of Japan
2.300%, 03/19/2026	JPY	220,000	2,375
1.050%, 06/20/2023		132,000	1,286
Government of Japan 2 Year Bond
0.100%, 11/01/2020		713,200	6,647
0.100%, 04/01/2021		139,650	1,303
Government of Japan 5 Year Bond
0.100%, 12/20/2019		187,100	1,739
0.100%, 03/20/2020		344,050	3,200
Government of Japan 10 Year Bond
0.900%, 06/20/2022		859,850	8,247
0.100%, 06/20/2026		39,650	377
0.100%, 03/20/2027		71,550	683
0.100%, 06/20/2027		142,600	1,361
Government of Japan 20 Year Bond
1.900%, 09/20/2022		406,050	4,028
1.700%, 06/20/2033		1,207,550	13,831
1.400%, 09/20/2034		444,650	4,954
1.000%, 12/20/2035		50,000	530
0.700%, 03/20/2037		92,700	940
0.500%, 09/20/2036		451,400	4,434
0.200%, 06/20/2036		169,400	1,586

4	SEI Institutional International Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Government of Japan 20 Year Bond, Ser 106
2.200%, 09/20/2028	JPY	14,550	$165
Government of Japan 20 Year Bond, Ser 128
1.900%, 06/20/2031		17,150	197
Government of Japan 20 Year Bond, Ser 140
1.700%, 09/20/2032		709,350	8,072
Government of Japan 20 Year Bond, Ser 143
1.600%, 03/20/2033		58,550	662
Government of Japan 20 Year Bond, Ser 144
1.500%, 03/20/2033		149,750	1,674
Government of Japan 30 Year Bond
0.800%, 09/20/2047		525,950	5,465
0.300%, 06/20/2046		134,250	1,234
Government of Japan 30 Year Bond, Ser 29
2.400%, 09/20/2038		119,300	1,561
Government of Japan 30 Year Bond, Ser 30
2.300%, 03/20/2039		347,650	4,509
Government of Japan 30 Year Bond, Ser 33
2.000%, 09/20/2040		212,700	2,682
Government of Japan 30 Year Bond, Ser 36
2.000%, 03/20/2042		93,850	1,200
Government of Japan 30 Year Bond, Ser 37
1.900%, 09/20/2042		62,100	784
Government of Japan 30 Year Bond, Ser 38
1.800%, 03/20/2043		259,650	3,236
Government of Japan 40 Year Bond
0.400%, 03/20/2056		304,100	2,815
Government of Japan 40 Year Bond, Ser 6
1.900%, 03/20/2053		38,700	529
Government of Japan CPI Linked Bond
0.100%, 03/10/2026		347,229	3,343
Mizuho Financial Group MTN
0.956%, 10/16/2024	EUR	385	452
Mizuho Financial Group Cayman 3
4.600%, 03/27/2024 (A)		$250	266
Takeda Pharmaceutical
1.125%, 11/21/2022 (A)	EUR	430	506

			96,873

Luxembourg — 0.1%
Arena Luxembourg Finance
2.875%, 11/01/2024		$165	194
Enel Finance International MTN
5.750%, 09/14/2040	GBP	145	251
Samsonite Finco SARL
3.500%, 05/15/2026	EUR	100	116

			561

Malaysia — 1.0%
Malaysia Government Bond
5.734%, 07/30/2019	MYR	2,233	542
4.181%, 07/15/2024		3,360	839
4.048%, 09/30/2021		3,380	831

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
3.955%, 09/15/2025	MYR	3,440	$852
3.882%, 03/10/2022		780	191
3.795%, 09/30/2022		3,430	840
3.654%, 10/31/2019		1,771	429
3.480%, 03/15/2023		1,135	275
3.441%, 02/15/2021		491	119

			4,918

Mexico — 1.7%
Alfa
5.250%, 03/25/2024 (A)		$205	219
Mexican Bonos
8.000%, 06/11/2020	MXN	13,336	695
7.750%, 11/13/2042		2,983	154
7.500%, 06/03/2027		2,435	126
6.500%, 06/09/2022		22,900	1,161
5.750%, 03/05/2026		11,907	564
Mexican Bonos, Ser M
6.500%, 06/10/2021		9,962	509
Mexican Bonos, Ser M20
10.000%, 12/05/2024		46,790	2,715
7.750%, 05/29/2031		28,570	1,503
Mexican Bonos, Ser M30
10.000%, 11/20/2036		11,460	724

			8,370

Netherlands — 3.5%
ABN AMRO Bank
5.750%, VAR EUR Swap Annual 5 Yr+5.452%, 03/22/2168	EUR	400	479
ABN AMRO Bank MTN
1.250%, 01/10/2033		300	378
Akzo Nobel Sweden Finance MTN
2.625%, 07/27/2022		340	420
BNG Bank MTN
0.500%, 04/16/2025		225	267
Cooperatieve Rabobank UA
3.750%, 07/21/2026		$250	256
Cooperatieve Rabobank UA MTN
5.250%, 09/14/2027	GBP	195	294
4.625%, 05/23/2029		130	191
1.250%, 05/31/2032	EUR	300	378
Heineken MTN
1.000%, 05/04/2026		335	398
ING Bank
5.800%, 09/25/2023 (A)		$315	348
ING Groep
3.550%, 04/09/2024		325	336
Intertrust Group BV
3.375%, 11/15/2025 (A)	EUR	180	217
Lincoln Financing SARL
3.625%, 04/01/2024 (A)		170	200

SEI Institutional International Trust / Quarterly Report / June 30, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Nederlandse Waterschapsbank MTN
1.250%, 05/27/2036	EUR	281	$354
0.625%, 01/18/2027		225	270
Netherlands Government Bond
4.000%, 01/15/2037 (A)		389	742
2.750%, 01/15/2047 (A)		190	357
2.500%, 01/15/2033 (A)		550	839
2.000%, 07/15/2024 (A)		345	444
0.500%, 07/15/2026 (A)		570	692
0.500%, 01/15/2040 (A)		804	961
0.250%, 01/15/2020 (A)		3,195	3,655
0.250%, 07/15/2025 (A)		922	1,098
0.250%, 07/15/2029 (A)		440	522
0.000%, 01/15/2022 (A)(B)		914	1,059
0.000%, 01/15/2024 (A)(B)		2,023	2,366

			17,521

New Zealand — 1.1%
New Zealand Government Bond
5.500%, 04/15/2023	NZD	1,608	1,253
3.000%, 04/15/2020		1,626	1,107
3.000%, 04/20/2029		2,480	1,881
2.750%, 04/15/2025		1,502	1,092
New Zealand Local Government Funding Agency Bond
4.500%, 04/15/2027		479	375

			5,708

Norway — 0.6%
DNB Bank
6.500%, VAR USD Swap Semi 30/360 5 Yr Curr+5.080%, 03/26/2168		$355	374
Equinor MTN
5.625%, 03/11/2021	EUR	216	271
2.000%, 09/10/2020		285	333
Norway Government Bond
3.000%, 03/14/2024 (A)	NOK	1,972	249
2.000%, 05/24/2023 (A)		4,771	576
2.000%, 04/26/2028 (A)		2,106	259
1.750%, 02/17/2027 (A)		2,135	257
1.750%, 09/06/2029 (A)		1,625	196
1.500%, 02/19/2026 (A)		2,163	256

			2,771

Poland — 0.8%
Republic of Poland Government Bond
4.000%, 10/25/2023	PLN	1,401	408
3.250%, 07/25/2025		1,890	539
2.750%, 04/25/2028		2,820	779
2.500%, 07/25/2026		1,560	425
2.000%, 04/25/2021		4,961	1,340
1.500%, 04/25/2020		1,100	295

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Republic of Poland Government Bond, Ser 1019
5.500%, 10/25/2019	PLN	1,045	$284

			4,070

Portugal — 0.6%
EDP - Energias de Portugal
5.375%, VAR EUR Swap Annual 5 Yr+5.043%, 09/16/2075	EUR	200	245
EDP Finance MTN
2.000%, 04/22/2025		260	322
Portugal Obrigacoes do Tesouro OT
4.125%, 04/14/2027 (A)		640	948
4.100%, 04/15/2037 (A)		277	472
2.200%, 10/17/2022 (A)		775	956

			2,943

Qatar — 0.2%
Qatar Government International Bond
3.375%, 03/14/2024 (A)		$1,100	1,136

Saudi Arabia — 0.1%
SABIC Capital II BV
4.000%, 10/10/2023 (A)		345	358
Saudi Government International Bond MTN
2.375%, 10/26/2021 (A)		275	275

			633

Singapore — 1.6%
Singapore Government Bond
3.500%, 03/01/2027	SGD	1,040	855
3.125%, 09/01/2022		2,088	1,612
3.000%, 09/01/2024		2,649	2,071
2.750%, 03/01/2046		200	153
2.250%, 08/01/2036		250	181
2.000%, 07/01/2020		3,260	2,417
Temasek Financial I MTN
2.375%, 01/23/2023 (A)		$495	498

			7,787

Slovak Republic — 0.0%
Slovakia Government Bond
3.375%, 11/15/2024	EUR	75	102

Slovenia — 0.1%
Slovenia Government Bond
1.250%, 03/22/2027		305	383

South Africa — 0.0%
Sappi Papier Holding GmbH
3.125%, 04/15/2026 (A)		100	117

South Korea — 0.4%
Hyundai Capital Services MTN
3.500%, 03/30/2022	AUD	680	493

6	SEI Institutional International Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Korea Treasury Bond
3.000%, 09/10/2024	KRW	884,000	$820
1.500%, 12/10/2026		994,000	854

			2,167

Spain — 5.1%
Ayt Cedulas Cajas Global
3.750%, 12/14/2022	EUR	600	776
Banco Bilbao Vizcaya Argentaria
5.875%, VAR EUR Swap Annual 5 Yr+5.660%, 12/24/2167		200	235
2.250%, 06/12/2024		200	256
Banco de Sabadell
0.875%, 11/12/2021		400	469
Banco Santander
5.179%, 11/19/2025		$400	435
3.306%, 06/27/2029		200	202
1.000%, 03/03/2022	EUR	400	472
Bankia
0.875%, 01/21/2021		300	348
CaixaBank
1.250%, 01/11/2027		500	617
Gas Natural Fenosa Finance BV MTN
1.250%, 04/19/2026		300	359
Iberdrola Finanzas MTN
1.000%, 03/07/2025		500	597
Instituto de Credito Oficial MTN
6.000%, 03/08/2021		180	226
Kutxabank
1.250%, 09/22/2025		300	368
Spain Government Bond
6.000%, 01/31/2029		104	182
5.750%, 07/30/2032		102	191
4.900%, 07/30/2040 (A)		810	1,591
4.700%, 07/30/2041 (A)		344	667
4.200%, 01/31/2037 (A)		113	198
3.450%, 07/30/2066 (A)		240	426
2.900%, 10/31/2046 (A)		365	565
2.350%, 07/30/2033 (A)		507	701
1.950%, 07/30/2030 (A)		141	185
1.600%, 04/30/2025 (A)		711	888
1.500%, 04/30/2027 (A)		4,380	5,495
1.450%, 04/30/2029 (A)		1,401	1,757
1.400%, 04/30/2028 (A)		508	635
0.450%, 10/31/2022		753	880
0.250%, 07/30/2024 (A)		936	1,088
0.050%, 10/31/2021		2,742	3,155
Spain Government Bond MTN
0.600%, 10/31/2029 (A)		1,244	1,438
Telefonica Emisiones SAU MTN
1.528%, 01/17/2025		200	244

			25,646

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Supra-National — 4.1%
Asian Development Bank MTN
2.350%, 06/21/2027	JPY	290,000	$3,262
European Financial Stability Facility MTN
1.800%, 07/10/2048	EUR	540	766
1.700%, 02/13/2043		340	470
0.500%, 07/11/2025		695	829
0.400%, 02/17/2025		1,695	2,008
0.200%, 04/28/2025		600	703
European Investment Bank
1.900%, 01/26/2026	JPY	397,500	4,238
European Investment Bank MTN
1.250%, 05/12/2025	SEK	13,180	1,510
1.000%, 03/14/2031	EUR	405	506
0.250%, 10/14/2024		1,725	2,035
0.250%, 09/14/2029		745	868
European Stability Mechanism MTN
1.000%, 09/23/2025		570	702
European Union MTN
2.875%, 04/04/2028		575	824
International Bank for Reconstruction & Development MTN
2.800%, 01/13/2021	AUD	1,230	883
International Finance MTN
2.375%, 07/19/2023	CAD	1,000	783

			20,387

Sweden — 0.9%
Kommunivest I Sverige AB MTN
1.000%, 10/02/2024	SEK	5,830	654
Skandinaviska Enskilda Banken
3.020%, VAR ICE LIBOR USD 3 Month+0.570%, 09/13/2019 (A)		$200	200
Skandinaviska Enskilda Banken MTN
5.750%, VAR USD Swap Semi 30/360 5 Yr Curr+3.850%, 05/13/2168		465	469
Stadshypotek MTN
0.625%, 11/10/2021	EUR	530	619
Svenska Handelsbanken
5.250%, VAR USD Swap Semi 30/360 5 Yr Curr+3.335%, 12/29/2049		$325	327
Swedbank
6.000%, VAR USD Swap Semi 30/360 5 Yr Curr+4.106%, 03/17/2168		200	200
Swedbank Hypotek
0.375%, 03/11/2022	EUR	360	418
Sweden Government Bond
3.500%, 06/01/2022	SEK	3,040	367
3.500%, 03/30/2039		1,205	203
1.000%, 11/12/2026		1,725	203
Sweden Government Bond, Ser 1047
5.000%, 12/01/2020		3,370	392

SEI Institutional International Trust / Quarterly Report / June 30, 2019	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Vattenfall
3.000%, VAR EUR Swap Annual 5 Yr+2.511%, 03/19/2077	EUR	175	$206
Vattenfall MTN
6.250%, 03/17/2021		213	269

			4,527

Switzerland — 1.0%
Aquarius & Investments for Swiss Reinsurance
6.375%, VAR USD Swap Semi 30/360 5 Yr Curr+5.210%, 09/01/2024		$340	342
Credit Suisse MTN
0.750%, 09/17/2021	EUR	220	257
Credit Suisse Group
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.598%, 06/11/2168 (A)		$270	297
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.600%, 01/17/2168 (A)		200	214
2.125%, VAR BPSW1+1.230%, 09/12/2025	GBP	250	315
Government of Switzerland
2.000%, 04/28/2021	CHF	735	793
2.000%, 05/25/2022		75	83
1.500%, 04/30/2042		408	566
1.250%, 06/11/2024		405	460
Novartis Finance
1.125%, 09/30/2027	EUR	440	538
Swiss Re Finance Luxembourg
5.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.582%, 04/02/2049 (A)		$200	214
UBS MTN
4.750%, VAR EUR Swap Annual 5 Yr+3.400%, 02/12/2026	EUR	200	243
UBS Group Funding Switzerland
1.750%, 11/16/2022		427	514

			4,836

Thailand — 0.4%
Thailand Government Bond
4.875%, 06/22/2029	THB	11,215	456
4.675%, 06/29/2044		20,805	890
3.650%, 12/17/2021		11,020	375
3.625%, 06/16/2023		5,375	187

			1,908

Turkey — 0.1%
Turkiye Vakiflar Bankasi TAO
2.375%, 05/04/2021	EUR	265	299

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
United Arab Emirates — 0.1%
DP World
2.375%, 09/25/2026 (A)	EUR	295	$351

United Kingdom — 9.7%
Anglian Water Services Financing
6.875%, 08/21/2023	GBP	230	358
Anglo American Capital MTN
1.625%, 09/18/2025	EUR	220	260
Arqiva Financing MTN
4.040%, 06/30/2020	GBP	220	286
Barclays MTN
2.000%, VAR EUR Swap Annual 5 Yr+1.900%, 02/07/2028	EUR	380	425
Barclays Bank MTN
10.000%, 05/21/2021	GBP	180	263
BAT International Finance MTN
1.250%, 03/13/2027	EUR	333	375
BP Capital Markets MTN
1.526%, 09/26/2022		350	420
1.117%, 01/25/2024		165	196
Centrica MTN
4.375%, 03/13/2029	GBP	164	242
4.250%, 09/12/2044		100	147
CK Hutchison Finance 16 II
0.875%, 10/03/2024	EUR	212	246
CNH Industrial Finance Europe MTN
2.875%, 05/17/2023		220	273
Coca-Cola European Partners
2.375%, 05/07/2025		400	506
Diageo Finance MTN
0.250%, 10/22/2021		240	276
DS Smith MTN
1.375%, 07/26/2024		430	500
EC Finance
2.375%, 11/15/2022 (A)		100	116
Gatwick Funding MTN
5.250%, 01/23/2024	GBP	250	366
GlaxoSmithKline Capital
0.000%, 09/12/2020 (B)	EUR	595	679
Heathrow Funding MTN
2.750%, 08/09/2049	GBP	160	200
1.875%, 05/23/2022	EUR	235	281
HSBC Holdings
4.250%, 03/14/2024		$505	533
3.000%, VAR BPSW1+1.650%, 07/22/2028	GBP	167	222
Imperial Brands Finance
0.500%, 07/27/2021	EUR	150	172
InterContinental Hotels Group MTN
3.750%, 08/14/2025	GBP	174	240

8	SEI Institutional International Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
International Game Technology
4.750%, 02/15/2023	EUR	160	$203
Lecta
6.500%, 08/01/2023 (A)		113	97
Lloyds Banking Group
4.582%, 12/10/2025		$445	464
Lloyds Banking Group MTN
1.000%, 11/09/2023	EUR	280	323
Nationwide Building Society MTN
4.625%, 02/08/2021		550	677
2.000%, VAR EUR Swap Annual 5 Yr+1.500%, 07/25/2029		605	690
0.500%, 02/23/2024		225	264
Next Group
3.625%, 05/18/2028	GBP	190	251
Northumbrian Water Finance
6.875%, 02/06/2023		190	288
Rio Tinto Finance MTN
2.875%, 12/11/2024	EUR	290	378
Royal Bank of Scotland Group
4.650%, VAR ICE LIBOR USD 3 Month+2.320%, 09/29/2017		$200	190
Royal Bank of Scotland Group MTN
2.500%, 03/22/2023	EUR	465	562
Santander UK Group Holdings PLC MTN
3.625%, 01/14/2026	GBP	100	136
Santander UK PLC MTN
4.250%, 04/12/2021	EUR	350	431
1.125%, 01/14/2022		330	387
Severn Trent Utilities Finance MTN
3.625%, 01/16/2026	GBP	175	245
Sky PLC MTN
6.000%, 05/21/2027		50	83
2.500%, 09/15/2026	EUR	205	265
2.250%, 11/17/2025		275	351
SSE PLC MTN
0.875%, 09/06/2025		395	459
Standard Chartered
4.093%, VAR ICE LIBOR USD 3 Month+1.510%, 07/30/2167 (A)		$500	420
Thames Water Utilities Finance MTN
4.625%, 06/04/2046	GBP	155	252
Unilever NV
0.375%, 02/14/2023	EUR	220	255
United Kingdom Gilt
4.750%, 12/07/2030	GBP	115	207
4.500%, 12/07/2042		230	471
4.250%, 06/07/2032		1,720	3,027
4.250%, 03/07/2036		435	802
4.250%, 12/07/2040		470	913
4.250%, 12/07/2046		980	2,026
3.750%, 09/07/2020		2,950	3,890

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
3.750%, 07/22/2052	GBP	80	$164
3.500%, 01/22/2045		1,445	2,631
3.250%, 01/22/2044		400	696
2.750%, 09/07/2024		200	282
2.500%, 07/22/2065		1,584	2,781
1.750%, 09/07/2022		654	863
1.625%, 10/22/2028		329	448
1.500%, 07/22/2047		455	582
1.250%, 07/22/2027		1,015	1,342
1.000%, 04/22/2024		6,019	7,793
0.750%, 07/22/2023		2,170	2,777
Vodafone Group MTN
1.000%, 09/11/2020	EUR	355	409
Wales & West Utilities Finance PLC
6.250%, 11/30/2021	GBP	240	342
Western Power Distribution West Midlands PLC
5.750%, 04/16/2032		100	173
3.875%, 10/17/2024		230	322
Wm Morrison Supermarkets MTN
3.500%, 07/27/2026		225	312
Zurich Finance PLC MTN
6.625%, 10/30/2049 (D)		235	336

			48,842

United States — 6.6%
Allergan Funding
2.625%, 11/15/2028		100	125
Altria Group
1.700%, 06/15/2025	EUR	210	248
American International Group
2.493%, VAR ICE LIBOR GBP 3 Month+1.705%, 03/15/2037	GBP	100	106
AT&T
1.800%, 09/05/2026	EUR	720	887
Bank of America MTN
2.375%, 06/19/2024		835	1,050
1.625%, 09/14/2022		261	312
1.379%, VAR Euribor 3 Month+1.030%, 02/07/2025		165	196
Baxter International MTN
0.400%, 05/15/2024		405	466
Becton Dickinson Finance
0.632%, 06/04/2023		200	230
Berkshire Hathaway
0.625%, 01/17/2023		265	309
Berkshire Hathaway Finance
2.625%, 06/19/2059	GBP	144	193
Boardwalk Pipelines
4.800%, 05/03/2029		$119	124
Broadcom
4.250%, 04/15/2026 (A)		133	135

SEI Institutional International Trust / Quarterly Report / June 30, 2019	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Capital One Financial
0.800%, 06/12/2024	EUR	171	$196
Carnival
1.625%, 02/22/2021		180	210
Celanese US Holdings
3.500%, 05/08/2024		$215	221
Chubb INA Holdings
1.550%, 03/15/2028	EUR	325	393
0.875%, 06/15/2027		115	133
Citigroup
2.040%, 09/16/2020	JPY	200,000	1,899
Citigroup MTN
0.750%, 10/26/2023	EUR	365	425
Clean Harbors
5.125%, 07/15/2029 (A)		43	44
4.875%, 07/15/2027 (A)		124	126
Comcast
3.450%, 10/01/2021		$965	993
CVS Health Corp
3.125%, 03/09/2020		835	838
DH Europe Finance
1.700%, 01/04/2022	EUR	350	416
Digital Euro Finco
2.625%, 04/15/2024		175	219
Dover MTN
2.125%, 12/01/2020		267	313
FedEx
0.700%, 05/13/2022		108	125
Fidelity National Information Services
1.500%, 05/21/2027		400	475
Fiserv
1.125%, 07/01/2027		405	467
Ford Motor Credit MTN
3.021%, 03/06/2024		170	205
0.121%, VAR Euribor 3 Month+0.430%, 05/14/2021		750	844
GE Capital UK Funding Unlimited MTN
6.250%, 05/05/2038	GBP	165	276
General Electric
1.500%, 05/17/2029	EUR	170	191
General Motors Financial MTN
0.955%, 09/07/2023		540	619
Goldman Sachs Group
5.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.623%, 02/10/2168		$69	71
2.625%, 04/25/2021		425	426
Goldman Sachs Group MTN
2.000%, 07/27/2023	EUR	900	1,094
1.625%, 07/27/2026		170	205
Halfmoon Parent
4.125%, 11/15/2025 (A)		$136	145

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
IHS Markit
4.125%, 08/01/2023		$326	$339
4.000%, 03/01/2026 (A)		85	88
International Business Machines
2.850%, 05/13/2022		990	1,007
International Business Machines MTN
0.875%, 01/31/2025	EUR	593	697
Iron Mountain
3.000%, 01/15/2025		130	153
Johnson Controls International PLC
1.375%, 02/25/2025		395	472
JPMorgan Chase MTN
1.090%, VAR Euribor 3 Month+0.760%, 03/11/2027		390	459
Kraft Heinz Foods
2.000%, 06/30/2023		235	283
Mastercard
1.100%, 12/01/2022		445	526
McKesson
0.625%, 08/17/2021		355	410
Medtronic Global Holdings SCA
1.125%, 03/07/2027		400	475
0.250%, 07/02/2025		115	130
Micron Technology
4.640%, 02/06/2024		$258	269
Molson Coors International
2.750%, 09/18/2020	CAD	1,105	847
Moody’s
1.750%, 03/09/2027	EUR	265	326
Morgan Stanley
1.875%, 03/30/2023		490	593
Morgan Stanley MTN
1.375%, 10/27/2026		360	430
0.087%, VAR Euribor 3 Month+0.400%, 05/21/2021		850	969
National Grid North America MTN
1.000%, 07/12/2024		300	353
Panther BF Aggregator 2
4.375%, 05/15/2026 (A)		106	125
Philip Morris International
0.625%, 11/08/2024		285	331
Philip Morris International MTN
1.875%, 03/03/2021		300	353
PNC Funding
3.300%, 03/08/2022		$150	154
Priceline Group
2.375%, 09/23/2024		355	447
Prologis MTN
3.000%, 01/18/2022	EUR	115	140
Realty Income
3.250%, 06/15/2029		315	321

10	SEI Institutional International Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Santander Holdings USA
3.700%, 03/28/2022		$460	$471
Seagate HDD Cayman
4.750%, 06/01/2023		17	18
4.750%, 01/01/2025		123	124
Southern Co/The
2.750%, 06/15/2020		700	702
Sprint Spectrum
4.738%, 03/20/2025 (A)		265	275
Terraform Global Operating
6.125%, 03/01/2026 (A)		55	55
Toyota Motor Credit MTN
1.800%, 07/23/2020	EUR	115	134
0.625%, 11/21/2024		465	542
United Technologies Corp
1.250%, 05/22/2023		225	267
1.150%, 05/18/2024		164	194
US Bancorp MTN
0.850%, 06/07/2024		226	266
Verizon Communications
4.016%, 12/03/2029 (A)		$391	423
0.875%, 04/08/2027	EUR	175	204
Verizon Communications MTN
4.750%, 02/17/2034	GBP	170	273
4.050%, 02/17/2025	AUD	680	518
Wells Fargo MTN
2.125%, 12/20/2023	GBP	345	448
Wells Fargo & Co MTN
2.000%, 04/27/2026	EUR	210	263
1.375%, 06/30/2022	GBP	195	247
Western Digital Corp
4.750%, 02/15/2026		$328	322
WPC Eurobond BV
2.125%, 04/15/2027	EUR	380	454
XPO Logisitics Inc
6.750%, 08/15/2024 (A)		$194	207
ZF North America Capital
2.750%, 04/27/2023	EUR	200	240

			33,294

Total Global Bonds (Cost $448,791) ($ Thousands)			463,449

U.S. TREASURY OBLIGATIONS — 4.8%
U.S. Treasury Bill
2.159%, 07/23/2019 (B)		$22,821	22,792
U.S. Treasury Inflation Protected Securities
1.250%, 07/15/2020		1,186	1,194

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
0.750%, 07/15/2028	$302	$315

Total U.S. Treasury Obligations (Cost $24,299) ($ Thousands)		24,301

COMMERCIAL PAPER — 0.8%
Credit
2.162%, 07/09/2019 (B)	2,500	2,498
Hydro-Quebec
2.027%, 07/08/2019 (B)	1,445	1,444

Total Commercial Paper (Cost $3,943) ($ Thousands)		3,942

MORTGAGE-BACKED SECURITIES — 0.6%
Agency Mortgage-Backed Obligation — 0.5%
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA1, Cl M2
4.254%, VAR ICE LIBOR USD 1 Month+1.850%, 10/25/2027	321	325
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA2, Cl M2
5.004%, VAR ICE LIBOR USD 1 Month+2.600%, 12/25/2027	45	46
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQA2, Cl M2
5.204%, VAR ICE LIBOR USD 1 Month+2.800%, 05/25/2028	86	87
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA1, Cl M2
5.304%, VAR ICE LIBOR USD 1 Month+2.900%, 07/25/2028	146	147
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-HQA1, Cl M3
8.754%, VAR ICE LIBOR USD 1 Month+6.350%, 09/25/2028	250	287
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA1, Cl M1
3.604%, VAR ICE LIBOR USD 1 Month+1.200%, 07/25/2029	220	221
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA2, Cl M2
5.854%, VAR ICE LIBOR USD 1 Month+3.450%, 10/25/2029	470	503
FNMA Connecticut Avenue Securities, Ser 2014-C01, Cl M1
4.004%, VAR ICE LIBOR USD 1 Month+1.600%, 01/25/2024	28	28

SEI Institutional International Trust / Quarterly Report / June 30, 2019	11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 2M2
7.404%, VAR ICE LIBOR USD 1 Month+5.000%, 11/25/2024	$312	$342
FNMA Connecticut Avenue Securities, Ser 2016-C04, Cl 1M2
6.654%, VAR ICE LIBOR USD 1 Month+4.250%, 01/25/2029	95	102
FNMA Connecticut Avenue Securities, Ser 2016-C05, Cl 2M1
3.780%, VAR ICE LIBOR USD 1 Month+1.350%, 01/25/2029	4	4
FNMA Connecticut Avenue Securities, Ser 2016-C06, Cl 1M1
3.704%, VAR ICE LIBOR USD 1 Month+1.300%, 04/25/2029	257	258
FNMA Connecticut Avenue Securities, Ser 2016-C07, Cl 2M2
6.754%, VAR ICE LIBOR USD 1 Month+4.350%, 05/25/2029	153	163
FNMA Connecticut Avenue Securities, Ser 2017-C01, Cl 1M1
3.704%, VAR ICE LIBOR USD 1 Month+1.300%, 07/25/2029	91	91

		2,604

Non-Agency Mortgage-Backed Obligation — 0.1%
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-6, Cl 3A
4.750%, 09/25/2034 (D)	12	12

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser 2013-CR8, Cl A4
3.334%, 06/10/2046	$76	$79
COMM Mortgage Trust, Ser 2014-CCRE14, Cl A3
3.955%, 02/10/2047	70	75
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl AMFX
4.877%, 04/15/2037	2	2
JPMorgan Mortgage Trust, Ser 2004-A5, Cl 3A1
4.388%, 12/25/2034 (D)	39	40
LSTAR Commercial Mortgage Trust, Ser 2016- 4, Cl A2
2.579%, 03/10/2049 (A)	159	159
Morgan Stanley Capital I Trust, Ser 2006- T21, Cl D
5.767%, 10/12/2052 (A)(D)	17	4
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A4
3.185%, 03/10/2046	100	103
Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl A3
3.290%, 05/15/2048	120	124
Wells Fargo Commercial Mortgage Trust, Ser 2015-C30, Cl A3
3.411%, 09/15/2058	80	84

		682

Total Mortgage-Backed Securities (Cost $3,212) ($ Thousands)		3,286

Total Investments in Securities — 98.7% (Cost $480,245) ($ Thousands)		$494,978

A list of the open futures contracts held by the Fund at June 30, 2019, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Australian 3-Year Bond	38	Sep-2019	$3,002	$3,068	$5
Australian 10-Year Bond	8	Sep-2019	787	806	3
Australian 10-Year Bond	(42)	Sep-2019	(4,157)	(4,234)	(9)
Canadian 5-Year Bond	(30)	Sep-2019	(2,755)	(2,789)	5
Canadian 10-Year Bond	9	Sep-2019	974	984	(1)
Canadian 10-Year Bond	16	Sep-2019	1,683	1,750	13
Euro	(240)	Sep-2019	(34,175)	(34,340)	(164)
Euro-Bob	41	Sep-2019	6,276	6,277	–
Euro-Bob	(91)	Sep-2019	(13,577)	(13,932)	(57)
Euro-BTP	47	Sep-2019	7,143	7,188	42
Euro-Bund	(9)	Sep-2019	(1,770)	(1,770)	–
Euro-Bund	40	Sep-2019	7,680	7,869	82
Euro-Buxl 30 Year Bond	(6)	Sep-2019	(1,330)	(1,386)	(38)
Euro-Buxl 30 Year Bond	6	Sep-2019	1,328	1,386	39

12	SEI Institutional International Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

International Fixed Income Fund (Continued)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Euro-OAT	(11)	Sep-2019	$(2,000)	$(2,065)	$(32)
Japanese 10-Year Bond	19	Sep-2019	26,853	27,132	70
Japanese 10-Year Government Bond E-MINI	(29)	Sep-2019	(4,103)	(4,142)	(10)
Japanese 10-Year Government Bond E-MINI	31	Sep-2019	4,382	4,428	12
Long Gilt 10-Year Bond	(10)	Sep-2019	(1,639)	(1,658)	(13)
Long Gilt 10-Year Bond	5	Sep-2019	822	829	1
U.S. 2-Year Treasury Note	69	Oct-2019	14,788	14,847	59
U.S. 5-Year Treasury Note	(75)	Oct-2019	(8,752)	(8,862)	(110)
U.S. 5-Year Treasury Note	103	Oct-2019	12,167	12,170	3
U.S. 10-Year Treasury Note	(14)	Sep-2019	(1,792)	(1,792)	–
U.S. 10-Year Treasury Note	5	Sep-2019	626	640	14
U.S. Ultra Long Treasury Bond	(1)	Sep-2019	(177)	(178)	–
Ultra 10-Year U.S. Treasury Note	(14)	Sep-2019	(1,916)	(1,934)	(18)
Ultra 10-Year U.S. Treasury Note	1	Sep-2019	134	138	4

			$10,502	$10,430	$(100)

A list of the forward foreign currency contracts held by the Fund at June 30, 2019, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	07/03/19	USD	4	GBP	3	$—
Bank of America	07/03/19	NZD	40	USD	26	—
Bank of America	07/03/19	USD	1,557	JPY	167,298	(4)
Bank of America	07/03/19 - 08/07/19	EUR	30,639	USD	34,709	(279)
Bank of America	07/11/19	USD	1,313	PLN	4,936	11
Bank of America	08/06/19	USD	24	CAD	32	—
Bank of America	08/06/19	USD	661	RUB	41,972	2
Bank of America	08/06/19	DKK	7,862	USD	1,201	(3)
Bank of America	08/06/19	CAD	18,966	USD	14,472	(55)
Barclays PLC	07/03/19	USD	17	GBP	13	—
Barclays PLC	07/03/19	USD	28	SEK	266	—
Barclays PLC	07/03/19	CAD	42	USD	32	(1)
Barclays PLC	07/03/19	USD	47	NZD	71	—
Barclays PLC	07/03/19	USD	75	NOK	653	1
Barclays PLC	07/03/19	NZD	118	USD	78	(2)
Barclays PLC	07/03/19 - 08/06/19	USD	176	CHF	172	1
Barclays PLC	07/03/19 - 08/06/19	USD	306	AUD	437	2
Barclays PLC	07/03/19 - 08/06/19	USD	590	EUR	518	2
Barclays PLC	07/03/19	NOK	1,016	USD	118	(1)
Barclays PLC	07/03/19	SEK	1,304	USD	139	(1)
Barclays PLC	07/03/19	JPY	1,533	USD	14	—
Barclays PLC	07/03/19 - 08/06/19	CHF	2,008	USD	2,060	(8)
Barclays PLC	07/03/19 - 08/06/19	USD	2,622	CAD	3,453	21
Barclays PLC	07/03/19	USD	3,295	JPY	354,755	(2)
Barclays PLC	07/03/19 - 08/06/19	AUD	8,218	USD	5,759	(14)
Barclays PLC	07/03/19	GBP	11	USD	14	—
Barclays PLC	08/06/19	GBP	12,318	USD	15,645	(57)
Barclays PLC	07/03/19 - 08/06/19	EUR	79,782	USD	89,388	(1,503)
Barclays PLC	09/11/19	TWD	61,057	USD	1,946	(33)
BMO Capital	07/03/19	USD	3,435	JPY	372,549	23
BMO Capital	07/03/19	JPY	2,489,251	USD	22,950	(156)

SEI Institutional International Trust / Quarterly Report / June 30, 2019	13

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

International Fixed Income Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	07/03/19	USD	499	NZD	755	$9
BNP Paribas	07/03/19	GBP	2,248	USD	2,843	(18)
BNP Paribas	07/03/19 - 08/06/19	NZD	11,607	USD	7,716	(82)
BNP Paribas	07/03/19	SEK	14,238	USD	1,497	(38)
BNP Paribas	07/03/19	CZK	16,323	USD	706	(25)
BNP Paribas	07/24/19	USD	1,029	CAD	1,366	17
BNP Paribas	08/06/19	ILS	3,960	USD	1,110	(4)
BNP Paribas	09/05/19	USD	638	AUD	911	3
BNP Paribas	09/12/19	CHF	1,309	USD	1,348	(5)
BNP Paribas	09/18/19	ZAR	13,852	USD	959	(14)
Brown Brothers Harriman	07/10/19	USD	3,932	EUR	3,471	23
Brown Brothers Harriman	07/10/19 - 08/29/19	EUR	12,650	USD	14,304	(155)
Brown Brothers Harriman	07/11/19	PLN	1,220	USD	321	(6)
Brown Brothers Harriman	07/11/19	USD	1,257	PLN	4,801	30
Brown Brothers Harriman	07/24/19	USD	182	CAD	242	3
Brown Brothers Harriman	08/29/19	USD	316	MXN	6,333	10
Brown Brothers Harriman	08/29/19	MXN	6,231	USD	311	(10)
Brown Brothers Harriman	09/05/19	AUD	7,716	USD	5,358	(67)
Brown Brothers Harriman	09/18/19	USD	960	ZAR	13,859	14
BT Brokerage	07/03/19	USD	112	EUR	99	1
BT Brokerage	07/03/19 - 08/06/19	EUR	2,036	USD	2,322	(2)
BT Brokerage	08/06/19	JPY	44,007	USD	410	—
CIBC	07/03/19	EUR	602	USD	672	(13)
CIBC	07/03/19	JPY	56,800	USD	524	(3)
Citi	07/10/19 - 07/22/19	EUR	27,204	USD	30,624	(395)
Citi	07/11/19	USD	655	HUF	184,838	(3)
Citi	07/11/19	USD	658	CZK	14,854	7
Citi	07/16/19	USD	364	INR	25,743	8
Citi	08/22/19	USD	1,039	SGD	1,409	4
Citi	08/26/19	USD	309	KRW	362,183	5
Citi	09/20/19	SEK	19,799	USD	2,150	3
Citigroup	07/03/19	USD	30	GBP	24	—
Citigroup	07/03/19	USD	34	AUD	49	—
Citigroup	07/03/19	AUD	68	USD	47	—
Citigroup	07/03/19	NOK	120	USD	14	—
Citigroup	07/03/19	CAD	123	USD	92	(2)
Citigroup	07/03/19 - 08/06/19	EUR	426	USD	486	(1)
Citigroup	07/03/19	PLN	5,635	USD	1,471	(40)
Citigroup	08/06/19	MXN	39,531	USD	2,050	5
Citigroup	07/03/19	MXN	39,531	USD	2,000	(57)
Citigroup	08/06/19	NZD	22	USD	15	—
Citigroup	08/06/19	USD	588	EUR	516	1
Credit Suisse First Boston	07/10/19	EUR	798	USD	897	(12)
Goldman Sachs	09/12/19	USD	1,321	CHF	1,300	22
Goldman Sachs	09/12/19	JPY	574,863	USD	5,407	41
HSBC	07/03/19 - 08/06/19	EUR	14,837	USD	16,929	(13)
HSBC	07/10/19	USD	1,294	EUR	1,138	3
HSBC	08/06/19	SGD	1,281	USD	947	(1)
HSBC	09/11/19	USD	232	TWD	7,174	1

14	SEI Institutional International Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

International Fixed Income Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	07/02/19	USD	417	JPY	44,810	$(1)
JPMorgan Chase Bank	07/02/19	USD	722	COP	2,411,944	31
JPMorgan Chase Bank	08/02/19	USD	584	COP	1,864,019	(4)
JPMorgan Chase Bank	08/02/19	BRL	3,773	USD	985	3
JPMorgan Chase Bank	07/02/19	BRL	3,773	USD	925	(60)
JPMorgan Chase Bank	07/02/19	MXN	33,519	USD	1,747	2
JPMorgan Chase Bank	08/02/19	MXN	33,519	USD	1,734	(2)
JPMorgan Chase Bank	07/02/19	COP	547,925	USD	163	(8)
JPMorgan Chase Bank	08/02/19	KRW	1,835,000	USD	1,587	—
JPMorgan Chase Bank	07/02/19	KRW	1,835,000	USD	1,539	(50)
JPMorgan Chase Bank	08/02/19	JPY	3,093,235	USD	29,007	220
JPMorgan Chase Bank	07/02/19	JPY	3,138,045	USD	28,495	(631)
JPMorgan Chase Bank	07/03/19	USD	111	GBP	88	1
JPMorgan Chase Bank	07/03/19 - 08/06/19	AUD	201	USD	140	(1)
JPMorgan Chase Bank	07/03/19 - 08/06/19	USD	232	NOK	2,000	3
JPMorgan Chase Bank	07/03/19 - 08/06/19	USD	249	CAD	332	5
JPMorgan Chase Bank	07/03/19	USD	260	SEK	2,468	6
JPMorgan Chase Bank	08/06/19	USD	14	SEK	133	—
JPMorgan Chase Bank	07/03/19	CAD	276	USD	208	(4)
JPMorgan Chase Bank	07/03/19	USD	410	AUD	591	5
JPMorgan Chase Bank	07/03/19	USD	504	CHF	498	7
JPMorgan Chase Bank	07/03/19	USD	574	NZD	871	10
JPMorgan Chase Bank	07/03/19 - 08/06/19	NZD	616	USD	408	(5)
JPMorgan Chase Bank	07/03/19	EUR	680	USD	761	(14)
JPMorgan Chase Bank	07/03/19	CHF	2,156	USD	2,170	(41)
JPMorgan Chase Bank	07/03/19 - 08/06/19	USD	3,215	JPY	348,117	17
JPMorgan Chase Bank	07/03/19 - 08/06/19	USD	3,797	EUR	3,360	29
JPMorgan Chase Bank	08/06/19	NOK	5,834	USD	686	—
JPMorgan Chase Bank	07/03/19	NOK	3,086	USD	358	(4)
JPMorgan Chase Bank	07/03/19	GBP	12,172	USD	15,354	(138)
JPMorgan Chase Bank	07/03/19 - 08/06/19	SEK	20,086	USD	2,166	(4)
JPMorgan Chase Bank	07/03/19	HUF	74,958	USD	258	(6)
JPMorgan Chase Bank	08/06/19	THB	57,993	USD	1,894	1
JPMorgan Chase Bank	07/03/19	THB	57,993	USD	1,834	(57)
JPMorgan Chase Bank	07/03/19	JPY	638,205	USD	5,926	2
JPMorgan Chase Bank	07/10/19	EUR	3,912	USD	4,415	(43)
JPMorgan Chase Bank	07/11/19	CZK	14,843	EUR	575	(9)
JPMorgan Chase Bank	07/11/19	HUF	185,158	USD	642	(11)
JPMorgan Chase Bank	07/24/19	PLN	2,395	USD	630	(13)
JPMorgan Chase Bank	07/24/19	USD	2,667	NOK	23,282	66
JPMorgan Chase Bank	07/24/19	CAD	2,743	USD	2,051	(49)
JPMorgan Chase Bank	07/24/19	USD	3,337	SEK	31,680	84
JPMorgan Chase Bank	07/24/19	AUD	3,541	USD	2,433	(54)
JPMorgan Chase Bank	07/24/19	CHF	3,755	USD	3,764	(96)
JPMorgan Chase Bank	07/24/19	USD	5,460	GBP	4,355	88
JPMorgan Chase Bank	07/24/19	SGD	8,463	USD	6,188	(72)
JPMorgan Chase Bank	07/24/19	NZD	10,746	USD	7,010	(210)
JPMorgan Chase Bank	07/24/19	EUR	17,247	USD	19,351	(326)
JPMorgan Chase Bank	07/24/19	THB	164,634	USD	5,273	(99)

SEI Institutional International Trust / Quarterly Report / June 30, 2019	15

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

International Fixed Income Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	07/24/19	HUF	1,103,286	USD	3,827	$(73)
JPMorgan Chase Bank	08/06/19	PLN	5,635	USD	1,507	(6)
JPMorgan Chase Bank	08/22/19	SGD	879	USD	649	(1)
JPMorgan Chase Bank	08/26/19	USD	1,681	KRW	1,944,370	1
JPMorgan Chase Bank	08/28/19	GBP	7,865	USD	10,042	6
JPMorgan Chase Bank	09/11/19	USD	1,347	JPY	143,883	(4)
Morgan Stanley	07/03/19	USD	14	CAD	19	—
Morgan Stanley	07/03/19	USD	44	AUD	64	—
Morgan Stanley	07/03/19	NZD	46	USD	31	—
Morgan Stanley	07/03/19 - 08/06/19	CAD	57	USD	44	—
Morgan Stanley	07/03/19	CHF	104	USD	105	(1)
Morgan Stanley	07/03/19 - 08/06/19	USD	162	NOK	1,393	2
Morgan Stanley	07/03/19	USD	372	NZD	562	6
Morgan Stanley	07/03/19 - 08/06/19	USD	720	EUR	633	1
Morgan Stanley	07/03/19	SGD	1,281	USD	929	(17)
Morgan Stanley	07/03/19	ILS	3,960	USD	1,092	(18)
Morgan Stanley	07/03/19	NOK	4,564	USD	522	(13)
Morgan Stanley	07/03/19	DKK	7,862	USD	1,178	(21)
Morgan Stanley	07/03/19 - 08/06/19	USD	8,741	JPY	941,239	14
Morgan Stanley	07/03/19 - 08/20/19	EUR	17,895	USD	20,329	(124)
Morgan Stanley	07/03/19 - 08/06/19	GBP	24,207	USD	30,723	(111)
Morgan Stanley	07/03/19 - 08/06/19	JPY	5,793,967	USD	53,787	(104)
Morgan Stanley	07/11/19	USD	646	PLN	2,427	5
Morgan Stanley	07/11/19	PLN	3,639	USD	948	(28)
Morgan Stanley	08/06/19	SEK	52	USD	6	—
Morgan Stanley	08/06/19	USD	62	GBP	49	—
Morgan Stanley	08/06/19	USD	1,291	RUB	84,012	34
Morgan Stanley	08/06/19	CZK	16,323	USD	729	(2)
Morgan Stanley	08/06/19	HUF	74,958	USD	264	(2)
Morgan Stanley	08/21/19	MYR	2,801	USD	674	(4)
National Bank of Australia	07/03/19	USD	4,188	JPY	454,248	28
National Bank of Australia	07/03/19	JPY	4,148,752	USD	38,254	(256)
RBC	07/03/19	AUD	8,195	USD	5,721	(30)
RBC	07/10/19	CAD	7,000	USD	5,338	(20)
RBS	07/10/19	USD	716	EUR	631	2
RBS	07/16/19	ILS	4,746	USD	1,338	6
RBS	08/02/19	USD	661	BRL	2,534	(1)
Standard Chartered	07/02/19	USD	662	BRL	2,534	(1)
Standard Chartered	07/16/19	USD	276	INR	19,489	6
Standard Chartered	07/16/19	INR	44,577	USD	631	(14)
Standard Chartered	07/24/19	CAD	18,674	USD	13,891	(408)
Standard Chartered	08/22/19	SGD	3,211	USD	2,356	(20)
Standard Chartered	09/11/19	USD	1,326	TWD	40,944	—
State Street	07/03/19	USD	90	CAD	121	2
State Street	07/03/19	CHF	139	USD	139	(3)
State Street	07/03/19	USD	1,354	JPY	146,852	10
State Street	07/03/19	EUR	1,743	USD	1,956	(29)
State Street	07/03/19	USD	2,192	GBP	1,731	11
State Street	07/03/19	USD	11,350	EUR	9,976	11

16	SEI Institutional International Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

International Fixed Income Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
State Street	07/03/19	CAD	22,230	USD	16,590	$(422)
TD Securities	08/06/19	AUD	109	USD	76	—
UBS	07/03/19	USD	59	EUR	52	—
UBS	07/03/19	USD	267	JPY	29,000	2
UBS	07/03/19 - 08/06/19	EUR	2,826	USD	3,204	(17)
UBS	09/11/19	USD	429	TWD	13,270	1

						$(5,846)

A list of open OTC swap agreements held by the Fund at June 30, 2019, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Credit Suisse	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	$(127)	$(13)	$(9)	$(4)
Credit Suisse	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(134)	(13)	(8)	(5)
Deutsche Bank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(406)	(41)	(29)	(12)
Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(1,345)	(134)	(165)	31

							$(201)	$(211)	$10

Interest Rate Swap
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Thousands)
Deutsche Bank	2.985% FIXED	3-MONTH CNY - CNRR	Quarterly	06/03/2024	CNY	23,220	$17	$–	$17

A list of the open centrally cleared swap agreements held by the Fund at June 30, 2019, is as follows:

Credit Default Swap
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
iTRAXX Europe S31	Sell	1.00%	Quarterly	06/20/2024	$(2,340)	$56	$42	$14

						$56	$42	$14

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
0.201%	6-MONTH EUR - EURIBOR	Annually	01/15/2024	EUR	4,500	$111	$–	$111
6-MONTH GBP - LIBOR	1.646%	Semi-annually	10/03/2047	GBP	460	(60)	–	(60)

						$51	$–	$51

Percentages are based on Net Assets of $501,252 ($ Thousands).

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2019, the value of these securities amounted to $76,294 ($ Thousands), representing 15.2% of the Net Assets of the Fund.

(B)	Security is in default on interest payment.

(C)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CNY — Chinese Yuan

COP — Colombian Peso

CZK — Czech Koruna

DKK — Danish Krone

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

HUF — Hungarian Forint

ICE— Intercontinental Exchange

SEI Institutional International Trust / Quarterly Report / June 30, 2019	17

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

International Fixed Income Fund (Continued)

ILS — Israeli New Sheckels

INR — Indian Rupee

JPY — Japanese Yen

KRW — Korean Won

LIBOR — London Interbank Offered Rate

L.P. — Limited Partnership

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLC — Public Limited Company

PLN — Polish Zloty

RUB — Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

THB — Thai Bhat

TWD — Taiwan Dollar

USD — United States Dollar

VAR — Variable Rate

ZAR — South African Rand

The following is a list of the level of inputs used as of June 30, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$–	$463,449	$–	$463,449
U.S. Treasury Obligations	–	24,301	–	24,301
Commercial Paper	–	3,942	–	3,942
Mortgage-Backed Securities	–	3,286	–	3,286

Total Investments in Securities	$–	$494,978	$–	$494,978

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$352	$–	$–	$352
Unrealized Depreciation	(452)	–	–	(452)
Forwards Contracts*
Unrealized Appreciation	–	1,001	–	1,001
Unrealized Depreciation	–	(6,847)	–	(6,847)
OTC Swaps
Credit Default Swaps*
Unrealized Appreciation	–	31	–	31
Unrealized Depreciation	–	(21)	–	(21)
Interest Rate Swaps*
Unrealized Appreciation	–	17	–	17
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	14	–	14
Interest Rate Swaps*
Unrealized Appreciation	–	111	–	111
Unrealized Depreciation	–	(60)	–	(60)

Total Other Financial Instruments	$(100)	$(5,754)	$–	$(5,854)

* Futures contracts, forwards contracts and swap contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

For the period ended June 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

As of June 30, 2019, the International Fixed Income Fund is the seller (“providing protection”) on a total notional amount of $2.0 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
REFERENCE ASSET	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	$-	$-	$(201,038)	$55,983	$(145,055)
Maximum potential amount of future payments	-	-	2,012,000	2,340,000	4,352,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-

[1] Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]	$-	$-	$-	$-	$-	$-
0-400	-	-	2,340,000	-	-	2,340,000
> than 400	-	-	-	-	2,012,000	2,012,000
Total	$-	$-	$2,340,000	$-	$2,012,000	$4,352,000

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

18	SEI Institutional International Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Emerging Markets Debt Fund

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS — 93.8%
Albania — 0.0%
Albania Government International Bond
3.500%, 10/09/2025	EUR	403	$486

Angola — 0.7%
Angolan Government International Bond
9.500%, 11/12/2025		$1,402	1,606
9.375%, 05/08/2048 (A)		1,201	1,323
9.375%, 05/08/2048		2,610	2,874
8.250%, 05/09/2028 (B)		859	919
Republic of Angola Via Avenir II BV MTN
9.713%, VAR ICE LIBOR USD 6 Month+7.500%, 07/01/2023		3,849	4,219
6.908%, VAR ICE LIBOR USD 6 Month+4.500%, 12/07/2023		690	658

			11,599

Argentina — 3.0%
Adecoagro
6.000%, 09/21/2027 (A)		1,071	1,023
Agua y Saneamientos Argentinos
6.625%, 02/01/2023		1,230	911
Argentina POM Politica Monetaria
63.239%, VAR Argentina Central Bank 7 Day Repo Rate+0.000%, 06/21/2020	ARS	2,467	57
Argentina Treasury Bond
2.500%, 07/22/2021		2,000	74
Argentine Bonos del Tesoro
18.200%, 10/03/2021		5,928	96
Argentine Republic Government International Bond
8.280%, 12/31/2033		$1,262	1,030
7.820%, 12/31/2033	EUR	5,377	5,009
7.820%, 12/31/2033		11,791	11,145
6.875%, 04/22/2021		$6,659	5,843
6.875%, 01/11/2048		855	633
5.875%, 01/11/2028		5,379	4,088
5.000%, 01/15/2027	EUR	2,065	1,712
3.380%, 12/31/2038		8,640	5,593
3.375%, 01/15/2023		680	602
Autonomous City of Buenos Aires Argentina
54.389%, VAR 30-35d Argentina BADLAR Private Banks+3.750%, 02/22/2028	ARS	30,497	626
52.119%, VAR 30-35d Argentina BADLAR Private Banks+3.250%, 03/29/2024		48,886	944
52.119%, VAR 30-35d Argentina BADLAR Private Banks+3.250%, 03/29/2024		17,544	338

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Bonos de la Nacion Argentina con Ajuste por CER
4.000%, 03/06/2020	ARS	22,963	$784
4.000%, 03/06/2020		333	12
Bonos de la Nacion Argentina En Moneda Dua
4.500%, 02/13/2020		$2,783	2,532
Provincia de Buenos Aires
7.875%, 06/15/2027		2,762	2,051
5.375%, 01/20/2023	EUR	620	535
Provincia de Cordoba
7.125%, 06/10/2021 (A)		$531	462
Provincia del Chaco Argentina
9.375%, 08/18/2024		404	297
Rio Energy
6.875%, 02/01/2025 (A)(B)		1,571	1,191
6.875%, 02/01/2025		195	148
Transportadora de Gas del Sur
6.750%, 05/02/2025 (A)		238	230
YPF
8.500%, 06/27/2029 (A)		570	561
YPF MTN
48.750%, VAR 30-35d Argentina BADLAR Private Banks+4.000%, 07/07/2020		368	142

			48,669

Azerbaijan — 1.0%
Republic of Azerbaijan International Bond
5.125%, 09/01/2029		1,861	1,944
4.750%, 03/18/2024 (B)		400	420
Southern Gas Corridor
6.875%, 03/24/2026 (A)		1,437	1,666
6.875%, 03/24/2026 (A)		1,216	1,409
6.875%, 03/24/2026 (B)		3,895	4,515
State Oil of the Azerbaijan Republic
6.950%, 03/18/2030		2,310	2,732
6.950%, 03/18/2030		611	723
State Oil of the Azerbaijan Republic MTN
4.750%, 03/13/2023		2,353	2,447
4.750%, 03/13/2023 (B)		1,300	1,352

			17,208

Bahrain — 0.6%
Bahrain Government International Bond
7.500%, 09/20/2047 (A)(B)		1,582	1,673
7.000%, 01/26/2026		410	442
7.000%, 01/26/2026 (A)		295	318
7.000%, 10/12/2028 (A)		1,154	1,242
6.750%, 09/20/2029 (A)		1,899	2,006
6.750%, 09/20/2029		200	211
6.125%, 08/01/2023 (B)		520	548
6.000%, 09/19/2044 (A)		743	680

SEI Institutional International Trust / Quarterly Report / June 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
6.000%, 09/19/2044		$200	$183
Oil and Gas Holding BSCC
8.375%, 11/07/2028		821	913
8.375%, 11/07/2028 (A)		560	623
7.625%, 11/07/2024 (A)(B)		1,158	1,253
7.500%, 10/25/2027		200	210

			10,302

Belarus — 0.1%
Republic of Belarus International Bond
7.625%, 06/29/2027		1,000	1,139
6.200%, 02/28/2030		358	383

			1,522

Belize — 0.1%
Belize Government International Bond
5.000%, 02/20/2034		1,944	1,176

Benin — 0.1%
Benin Government International Bond
5.750%, 03/26/2026 (A)	EUR	1,231	1,430

Bermuda — 0.2%
Bermuda Government International Bond
4.854%, 02/06/2024		$868	940
4.750%, 02/15/2029		1,204	1,327
3.717%, 01/25/2027		1,521	1,550

			3,817

Bolivia — 0.1%
Bolivian Government International Bond
4.500%, 03/20/2028		1,881	1,827

Brazil — 6.8%
Brazil Letras do Tesouro Nacional (C)
11.295%, 01/01/2020	BRL	14,000	3,544
11.065%, 07/01/2021		5,000	1,160
10.726%, 01/01/2022		8,000	1,791
8.523%, 07/01/2020		17,181	4,234
8.172%, 04/01/2020		8,000	1,998
Brazil Loan Trust 1
5.477%, 07/24/2023 (A)		$1,533	1,595
5.477%, 07/24/2023		217	225
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028		1,176	1,211
5.333%, 02/15/2028 (B)		2,561	2,638
5.333%, 02/15/2028 (A)		224	231
Brazil Notas do Tesouro Nacional Serie B
6.000%, 08/15/2020	BRL	2,318	2,027
6.000%, 05/15/2045		562	641
Brazil Notas do Tesouro Nacional, Serie F
10.000%, 01/01/2021		82,656	22,766
10.000%, 01/01/2023		64,278	18,416
10.000%, 01/01/2025		22,277	6,531

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
10.000%, 01/01/2027	BRL	24,002	$7,144
10.000%, 01/01/2029		19,032	5,791
Brazilian Government International Bond
4.625%, 01/13/2028		$285	299
4.500%, 05/30/2029		6,452	6,626
CSN Resources
7.625%, 02/13/2023 (A)		694	732
7.625%, 04/17/2026 (A)		763	809
6.500%, 07/21/2020		100	103
Federal Republic of Brazil
8.250%, 01/20/2034		748	998
6.000%, 04/07/2026		1,238	1,425
5.625%, 01/07/2041 (B)		347	372
5.625%, 02/21/2047		193	206
5.000%, 01/27/2045		3,238	3,201
Gol Finance
7.000%, 01/31/2025 (A)(B)		1,720	1,677
JBS Investments GmbH
7.250%, 04/03/2024		1,034	1,073
6.250%, 02/05/2023 (A)		517	527
Minerva Luxembourg
6.500%, 09/20/2026 (A)		2,267	2,361
NBM US Holdings
7.000%, 05/14/2026 (A)(B)		428	450
Nexa Resources
5.375%, 05/04/2027 (A)		2,891	3,038
Petrobras Global Finance BV
6.900%, 03/19/2049		1,756	1,870
Rumo Luxembourg
7.375%, 02/09/2024 (A)		898	969
Suzano Austria GmbH
7.000%, 03/16/2047 (A)		399	454
6.000%, 01/15/2029 (A)		688	750
5.000%, 01/15/2030 (A)		494	501
Ultrapar International
5.250%, 06/06/2029 (A)		774	791
Votorantim Cimentos International
7.250%, 04/05/2041		275	328

			111,503

Cameroon — 0.1%
Republic of Cameroon International Bond
9.500%, 11/19/2025 (A)		1,398	1,516

Cayman Islands — 0.0%
Bioceanico
3.017%, 06/05/2034 (A)(C)		754	507

Chile — 2.2%
Banco de Credito e Inversiones
3.500%, 10/12/2027 (A)		1,046	1,055

2	SEI Institutional International Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Bonos de la Tesoreria de la Republica en pesos
6.000%, 01/01/2020	CLP	80,000	$123
6.000%, 01/01/2043		3,025,000	6,213
5.100%, 07/15/2050		285,000	518
5.000%, 03/01/2035		3,025,000	5,266
4.700%, 09/01/2030 (A)		1,100,000	1,823
4.500%, 02/28/2021		350,000	540
4.500%, 03/01/2021		680,000	1,049
4.500%, 03/01/2026		670,000	1,083
4.000%, 03/01/2023 (A)		120,000	187
Cencosud
4.375%, 07/17/2027 (A)		$1,819	1,821
Chile Government International Bond
5.500%, 08/05/2020	CLP	323,000	488
3.500%, 01/25/2050		$3,544	3,612
Empresa Electrica Angamos
4.875%, 05/25/2029 (A)(B)		1,208	1,260
Empresa Nacional del Petroleo
4.750%, 12/06/2021		1,635	1,704
3.750%, 08/05/2026		749	768
Geopark
6.500%, 09/21/2024 (A)		492	507
Nacional del Cobre de Chile
5.625%, 10/18/2043		442	548
4.500%, 09/16/2025 (A)		2,281	2,475
4.375%, 02/05/2049 (A)		4,186	4,441
3.625%, 08/01/2027		353	366

			35,847

China — 1.7%
Alibaba Group Holding
4.200%, 12/06/2047		310	326
Charming Light Investments MTN
4.375%, 12/21/2027 (B)		1,600	1,667
China Government International Bond
3.250%, 10/19/2023		3,466	3,616
China Minmetals
4.450%, VAR US Treas Yield Curve Rate T Note Const Mat 3 Yr+6.070%, 11/13/2167		640	647
3.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.717%, 05/13/2168		2,047	2,031
Chinalco Capital Holdings
4.250%, 04/21/2022 (B)		740	736
CNAC HK Finbridge
5.125%, 03/14/2028 (B)		4,649	5,119
4.625%, 03/14/2023		928	969
3.375%, 06/19/2024		592	592
Dianjian Haiyu
4.300%, 12/20/2167		204	207

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Dianjian International Finance
4.600%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.933%, 07/19/2167		$303	$310
HBIS Group Hong Kong
4.250%, 04/07/2020		684	684
Huarong Finance 2017
4.750%, 04/27/2027		977	1,016
4.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+7.773%, 07/24/2167		1,378	1,385
Leader Goal International Ltd MTN
4.250%, 07/19/2167 (D)		212	214
Sinopec Group Overseas Development 2016
2.750%, 09/29/2026		1,066	1,039
Sinopec Group Overseas Development 2017
3.625%, 04/12/2027		2,458	2,535
Sinopec Group Overseas Development 2018
4.250%, 09/12/2028 (B)		4,270	4,610

			27,703

Colombia — 5.4%
Colombia Government International Bond
5.200%, 05/15/2049		1,558	1,766
4.500%, 03/15/2029		3,706	4,047
Colombian TES
10.000%, 07/24/2024	COP	37,680,600	14,222
7.750%, 09/18/2030		2,982,500	1,048
7.500%, 08/26/2026		30,754,200	10,621
7.250%, 10/18/2034		17,211,100	5,801
7.000%, 05/04/2022		33,139,400	10,899
7.000%, 06/30/2032		9,451,300	3,122
6.250%, 11/26/2025		31,502,600	10,182
4.750%, 04/04/2035		1,170,600	1,164
Ecopetrol
5.875%, 09/18/2023		$836	924
Emgesa ESP
8.750%, 01/25/2021	COP	870,000	283
Empresas Publicas de Medellin ESP
8.375%, 02/01/2021		3,962,000	1,274
8.375%, 11/08/2027 (A)		1,760,000	571
7.625%, 09/10/2024 (A)		3,116,000	982
Financiera de Desarrollo Territorial Findeter
7.875%, 08/12/2024 (A)		1,127,000	375
7.875%, 08/12/2024		884,000	294
Republic of Colombia
9.850%, 06/28/2027		5,060,000	1,986
8.125%, 05/21/2024		$1,127	1,386
7.750%, 04/14/2021	COP	3,331,000	1,086
7.375%, 09/18/2037		$1,091	1,484
6.125%, 01/18/2041		1,584	1,960
6.000%, 04/28/2028	COP	21,137,100	6,616

SEI Institutional International Trust / Quarterly Report / June 30, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
5.000%, 06/15/2045		$3,822	$4,218
4.500%, 01/28/2026 (B)		1,303	1,407
4.375%, 03/21/2023	COP	2,871,000	873

			88,591

Costa Rica — 0.4%
Costa Rica Government International Bond
7.158%, 03/12/2045		$1,643	1,647
7.158%, 03/12/2045		1,171	1,174
7.158%, 03/12/2045 (A)		1,037	1,040
7.000%, 04/04/2044		1,208	1,199
7.000%, 04/04/2044		230	228
4.250%, 01/26/2023		870	857
Instituto Costarricense de Electricidad
6.375%, 05/15/2043		250	209

			6,354

Croatia — 0.5%
Croatia Government International Bond
6.625%, 07/14/2020		2,180	2,264
3.000%, 03/20/2027	EUR	1,450	1,924
2.750%, 01/27/2030		2,169	2,865
1.125%, 06/19/2029		963	1,097

			8,150

Czech Republic — 1.4%
Czech Republic Government Bond
4.200%, 12/04/2036	CZK	28,000	1,676
2.750%, 07/23/2029		115,370	5,737
2.500%, 08/25/2028		41,920	2,038
2.400%, 09/17/2025		144,900	6,843
2.000%, 10/13/2033		36,060	1,655
1.000%, 06/26/2026		32,290	1,398
0.950%, 05/15/2030		69,140	2,900

			22,247

Dominican Republic — 1.0%
Dominican Republic International Bond
11.250%, 02/05/2027	DOP	14,500	316
9.750%, 06/05/2026 (A)		25,300	513
8.900%, 02/15/2023 (A)		65,750	1,303
7.450%, 04/30/2044 (A)		$687	796
6.875%, 01/29/2026		1,585	1,789
6.850%, 01/27/2045		830	908
6.850%, 01/27/2045 (A)		479	524
6.850%, 01/27/2045		400	438
6.600%, 01/28/2024		656	727
6.500%, 02/15/2048		2,817	2,975
6.400%, 06/05/2049 (A)		1,440	1,507
6.400%, 06/05/2049		511	535
6.000%, 07/19/2028		1,221	1,317
6.000%, 07/19/2028 (A)		621	670
5.950%, 01/25/2027		1,663	1,792
5.875%, 04/18/2024 (A)		71	76

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
5.500%, 01/27/2025		$428	$455

			16,641

Ecuador — 1.0%
Ecuador Government International Bond
10.750%, 01/31/2029 (A)		1,995	2,249
10.750%, 01/31/2029		573	646
10.500%, 03/24/2020		232	242
9.650%, 12/13/2026 (A)		660	715
9.625%, 06/02/2027		777	837
8.875%, 10/23/2027		3,828	3,981
8.875%, 10/23/2027 (A)		245	255
7.950%, 06/20/2024 (B)		2,776	2,908
7.875%, 01/23/2028 (A)		1,832	1,811
7.875%, 01/23/2028		2,497	2,469
Petroamazonas EP
4.625%, 02/16/2020 (A)		348	347

			16,460

Egypt — 2.3%
Egypt Government International Bond
18.000%, 11/06/2028	EGP	30,307	2,009
17.700%, 08/07/2025		29,457	1,883
16.300%, 04/09/2024		15,034	909
16.100%, 05/07/2029		14,920	900
14.800%, 01/30/2023		65,021	3,774
8.700%, 03/01/2049 (A)		$329	354
7.903%, 02/21/2048 (A)		421	426
5.577%, 02/21/2023 (A)		741	753
Egypt Government International Bond MTN
8.500%, 01/31/2047 (A)		934	989
8.500%, 01/31/2047		5,659	5,991
7.600%, 03/01/2029 (A)		1,928	2,033
6.375%, 04/11/2031 (A)	EUR	1,981	2,292
6.375%, 04/11/2031		442	511
6.125%, 01/31/2022 (A)		$865	892
5.625%, 04/16/2030	EUR	3,322	3,694
5.625%, 04/16/2030 (A)		2,714	3,018
4.750%, 04/11/2025 (B)		457	531
4.750%, 04/16/2026		2,311	2,644
Egypt Treasury Bills (C)
19.791%, 11/26/2019	EGP	6,300	352
19.773%, 08/13/2019		75,650	4,448

			38,403

El Salvador — 0.5%
Republic of El Salvador
8.250%, 04/10/2032		$700	771
8.250%, 04/10/2032 (A)		326	359
7.750%, 01/24/2023		1,690	1,810
7.650%, 06/15/2035		1,153	1,199
7.625%, 02/01/2041		327	345
7.375%, 12/01/2019		1,647	1,661

4	SEI Institutional International Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
5.875%, 01/30/2025		$2,141	$2,133

			8,278

Gabon — 0.0%
Gabonese Republic
6.950%, 06/16/2025 (A)		465	464

Georgia — 0.0%
Republic of Georgia
6.875%, 04/12/2021 (A)		66	69

Ghana — 1.1%
Ghana Government International Bond
19.750%, 03/25/2024	GHS	5,311	968
19.000%, 11/02/2026		11,055	1,976
10.750%, 10/14/2030 (A)		$777	982
10.750%, 10/14/2030		4,683	5,916
8.950%, 03/26/2051 (A)		864	894
8.950%, 03/26/2051		211	218
8.627%, 06/16/2049 (B)		1,337	1,348
8.125%, 03/26/2032 (A)		2,637	2,677
7.875%, 03/26/2027 (A)		1,110	1,168
7.875%, 03/26/2027		307	323
7.625%, 05/16/2029 (B)		420	427
Tullow Oil
7.000%, 03/01/2025 (A)		660	671

			17,568

Guatemala — 0.2%
Comunicaciones Celulares Via Comcel Trust
6.875%, 02/06/2024 (A)		390	403
Guatemala Government Bond
6.125%, 06/01/2050 (A)		425	445
4.900%, 06/01/2030 (A)		2,001	2,056
Industrial Senior Trust
5.500%, 11/01/2022		499	508

			3,412

Honduras — 0.0%
Honduras Government International Bond
6.250%, 01/19/2027		326	350

Hungary — 2.0%
Hungary Government Bond
6.750%, 10/22/2028	HUF	343,770	1,647
6.375%, 03/29/2021		$3,340	3,565
5.500%, 06/24/2025	HUF	300,750	1,284
5.375%, 03/25/2024 (B)		$1,107	1,248
3.000%, 06/26/2024	HUF	884,280	3,346
3.000%, 10/27/2027		3,041,400	11,345
2.750%, 12/22/2026		1,072,960	3,954
2.500%, 10/24/2024		1,603,030	5,901

			32,290

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
India — 0.2%
Adani Ports & Special Economic Zone
4.375%, 07/03/2029 (A)		$810	$822
State Bank of India
4.000%, 01/24/2022		822	840
Vedanta Resources
8.250%, 06/07/2021		820	851

			2,513

Indonesia — 6.6%
Eterna Capital Pte
8.000%, 12/11/2022		97	81
7.500%, 12/11/2022		499	500
Indika Energy Capital III Pte
5.875%, 11/09/2024 (A)		330	322
5.875%, 11/09/2024		236	231
Indonesia Asahan Aluminium Persero
6.757%, 11/15/2048		1,530	1,880
6.757%, 11/15/2048 (A)		232	285
5.710%, 11/15/2023 (A)		618	678
Indonesia Government International Bond
9.000%, 03/15/2029	IDR	61,750,000	4,815
8.750%, 05/15/2031		60,779,000	4,672
8.500%, 10/12/2035		$1,704	2,566
8.375%, 03/15/2024	IDR	60,173,000	4,489
8.375%, 09/15/2026		31,281,000	2,351
8.375%, 03/15/2034		85,494,000	6,415
8.375%, 04/15/2039		70,046,000	5,157
8.250%, 05/15/2029		61,055,000	4,581
8.250%, 06/15/2032		12,030,000	886
8.250%, 05/15/2036		69,210,000	5,152
8.125%, 05/15/2024		55,650,000	4,144
7.750%, 01/17/2038		$1,797	2,598
7.500%, 08/15/2032	IDR	26,770,000	1,837
7.500%, 05/15/2038		76,662,000	5,184
7.000%, 05/15/2022		40,233,000	2,838
7.000%, 05/15/2027		89,269,000	6,167
6.625%, 05/15/2033		64,339,000	4,135
6.125%, 05/15/2028		68,570,000	4,468
5.625%, 05/15/2023		121,661,000	8,224
5.250%, 01/08/2047 (A)		$170	196
4.750%, 02/11/2029		985	1,094
4.450%, 02/11/2024		1,741	1,849
4.350%, 01/08/2027 (A)		2,704	2,889
1.450%, 09/18/2026	EUR	313	364
Indonesia Government International Bond MTN
5.250%, 01/17/2042		$2,366	2,695
5.125%, 01/15/2045		410	462
4.750%, 01/08/2026		2,159	2,349
4.625%, 04/15/2043		925	978
4.125%, 01/15/2025		400	420

SEI Institutional International Trust / Quarterly Report / June 30, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
3.850%, 07/18/2027		$3,978	$4,109
3.750%, 06/14/2028	EUR	824	1,120
Perusahaan Listrik Negara MTN
6.150%, 05/21/2048 (A)		$857	1,018
6.150%, 05/21/2048		250	297
5.450%, 05/21/2028 (A)		262	290
Perusahaan Penerbit SBSN Indonesia III
4.400%, 03/01/2028		573	610
4.325%, 05/28/2025		530	560
Perusahaan Penerbit SBSN Indonesia III MTN
4.450%, 02/20/2029		1,113	1,192
Star Energy Geothermal Wayang Windu
6.750%, 04/24/2033		1,077	1,085

			108,233

Iraq — 0.2%
Iraq International Bond
6.752%, 03/09/2023 (A)		960	985
5.800%, 01/15/2028		1,554	1,528
5.800%, 01/15/2028		624	613

			3,126

Ivory Coast — 0.8%
Ivory Coast Government International Bond
6.625%, 03/22/2048	EUR	1,035	1,149
6.625%, 03/22/2048		171	190
6.375%, 03/03/2028 (A)		$439	435
6.125%, 06/15/2033		920	857
6.125%, 06/15/2033 (A)		375	349
5.750%, 12/31/2032		4,040	3,923
5.750%, 12/31/2032		3,413	3,314
5.250%, 03/22/2030	EUR	1,578	1,754
5.125%, 06/15/2025		1,371	1,627

			13,598

Jamaica — 0.1%
Government of Jamaica
7.875%, 07/28/2045		$1,419	1,752

Jordan — 0.1%
Jordan Government International Bond
7.375%, 10/10/2047 (A)		1,629	1,677
7.375%, 10/10/2047		493	507

			2,184

Kazakhstan — 1.5%
Development Bank of Kazakhstan
4.125%, 12/10/2022		770	781
Kazakhstan Government International Bond MTN (B)
6.500%, 07/21/2045		330	457
2.375%, 11/09/2028	EUR	556	685
KazMunayGas National JSC
6.375%, 10/24/2048 (A)		$2,613	3,113

Description	Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
5.750%, 04/19/2047 (A)	$3,042	$3,441
5.750%, 04/19/2047	63	71
5.375%, 04/24/2030 (A)	1,834	2,031
5.375%, 04/24/2030 (B)	4,726	5,233
4.750%, 04/24/2025 (A)	2,068	2,205
4.750%, 04/19/2027 (A)	1,703	1,826
3.875%, 04/19/2022	2,577	2,631
KazTransGas JSC
4.375%, 09/26/2027	1,322	1,346
4.375%, 09/26/2027 (A)	932	949
Nostrum Oil & Gas Finance BV
7.000%, 02/16/2025 (A)	441	279

		25,048

Kenya — 0.4%
Kenya Government International Bond
8.250%, 02/28/2048	660	686
8.000%, 05/22/2032	1,209	1,277
8.000%, 05/22/2032 (A)	663	701
7.000%, 05/22/2027 (A)	1,921	2,005
6.875%, 06/24/2024 (A)	654	696
6.875%, 06/24/2024	473	503

		5,868

Lebanon — 0.7%
Lebanon Government International Bond
7.250%, 03/23/2037	472	363
6.850%, 03/23/2027	515	407
6.750%, 11/29/2027	51	40
6.000%, 01/27/2023	864	725
Lebanon Government International Bond MTN
8.250%, 04/12/2021	1,828	1,723
8.250%, 04/12/2021	4,369	4,119
6.650%, 11/03/2028	2,298	1,803
6.650%, 02/26/2030	282	217
6.600%, 11/27/2026	93	74
6.150%, 06/19/2020	1,356	1,305
6.100%, 10/04/2022	995	846
5.450%, 11/28/2019	232	230

		11,852

Lithuania — 0.1%
Lithuania Government International Bond
7.375%, 02/11/2020	1,319	1,358

Luxembourg — 0.1%
Millicom International Cellular
6.250%, 03/25/2029 (A)	1,028	1,103

Malaysia — 4.4%
1MDB Energy
5.990%, 05/11/2022	2,000	2,087

6	SEI Institutional International Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
1MDB Global Investments
4.400%, 03/09/2023		$1,000	$949
4.400%, 03/09/2023		8,600	8,165
Malaysia Government Bond
5.248%, 09/15/2028	MYR	1,050	285
4.935%, 09/30/2043		2,200	583
4.642%, 11/07/2033		4,200	1,093
4.392%, 04/15/2026		3,480	883
4.232%, 06/30/2031		6,200	1,560
4.181%, 07/15/2024		4,186	1,045
4.160%, 07/15/2021		12,113	2,948
4.059%, 09/30/2024		8,000	1,991
3.955%, 09/15/2025		19,922	4,931
3.899%, 11/16/2027		2,500	615
3.889%, 07/31/2020		7,629	1,860
3.885%, 08/15/2029		1,500	371
3.882%, 03/10/2022		8,608	2,113
3.800%, 08/17/2023		30,074	7,373
3.795%, 09/30/2022		3,200	784
3.757%, 04/20/2023		13,915	3,408
3.733%, 06/15/2028		3,500	852
3.659%, 10/15/2020		1,419	345
3.654%, 10/31/2019		31,500	7,636
3.620%, 11/30/2021		21,660	5,278
3.502%, 05/31/2027		1,050	252
3.492%, 03/31/2020		25,134	6,097
3.480%, 03/15/2023		2,858	693
3.418%, 08/15/2022		10,450	2,532
Malaysia Government Investment Issue
4.369%, 10/31/2028		1,200	306
4.070%, 09/30/2026		6,500	1,617
Malaysia Sukuk Global
3.179%, 04/27/2026		$2,728	2,798

			71,450

Mauritius — 0.1%
Liquid Telecommunications Financing
8.500%, 07/13/2022 (A)		1,286	1,283

Mexico — 7.4%
America Movil
7.125%, 12/09/2024	MXN	18,110	886
Axtel
6.375%, 11/14/2024 (A)		$713	726
Banco Mercantil del Norte
7.500%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+5.470%, 09/27/2167 (A)		1,356	1,371
6.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.967%, 09/27/2167 (A)		609	607

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Banco Nacional de Comercio Exterior SNC
3.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 08/11/2026 (A)		$1,852	$1,866
3.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 08/11/2026		2,836	2,858
Cemex
7.750%, 04/16/2026		670	739
Cometa Energia
6.375%, 04/24/2035 (A)		716	736
Comision Federal de Electricidad
7.350%, 11/25/2025	MXN	39,785	1,812
5.750%, 02/14/2042 (A)		$500	527
4.750%, 02/23/2027 (A)		458	470
Elementia
5.500%, 01/15/2025		670	645
Mexican Bonos
8.000%, 11/07/2047	MXN	14,317	758
7.750%, 11/23/2034		14,324	749
7.750%, 11/13/2042		146,708	7,573
7.500%, 06/03/2027		298,640	15,514
5.750%, 03/05/2026		37,179	1,759
5.750%, 03/05/2026		87,650	4,148
Mexican Bonos, Ser M20
10.000%, 12/05/2024		418,763	24,303
8.500%, 05/31/2029		20,000	1,107
8.000%, 12/07/2023		75,143	3,995
7.750%, 05/29/2031		121,103	6,370
Mexican Bonos, Ser M30
8.500%, 11/18/2038		42,182	2,350
Mexico City Airport Trust
5.500%, 07/31/2047 (A)		$715	713
5.500%, 07/31/2047		466	464
Mexico Government International Bond
4.500%, 04/22/2029		1,388	1,488
4.350%, 01/15/2047		713	707
4.150%, 03/28/2027		1,346	1,411
3.750%, 01/11/2028		2,176	2,217
Mexico Government International Bond MTN
5.750%, 10/12/2110		3,576	3,907
4.750%, 03/08/2044		386	403
Petroleos Mexicanos
9.500%, 09/15/2027		169	193
7.470%, 11/12/2026	MXN	175,079	7,200
7.190%, 09/12/2024		108,672	4,697
6.625%, 06/15/2035		$3,100	2,864
6.500%, 01/23/2029 (A)		785	760
6.500%, 01/23/2029		2,841	2,749
6.350%, 02/12/2048		878	754
6.350%, 02/12/2048 (A)		742	637
5.625%, 01/23/2046		65	52

SEI Institutional International Trust / Quarterly Report / June 30, 2019	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
5.375%, 03/13/2022		$1,094	$1,102
5.350%, 02/12/2028 (A)		1,079	982
4.500%, 01/23/2026 (B)		2,443	2,243
4.250%, 01/15/2025		407	376
Petroleos Mexicanos MTN
6.750%, 09/21/2047		553	493
6.375%, 01/23/2045 (A)		806	693
4.875%, 02/21/2028	EUR	755	839
Trust F
6.390%, 01/15/2050 (A)		$970	994

			120,807

Mongolia — 0.4%
Development Bank of Mongolia
7.250%, 10/23/2023 (A)		784	817
Mongolia Government International Bond
5.625%, 05/01/2023		2,887	2,939
Mongolia Government International Bond MTN
8.750%, 03/09/2024		1,951	2,203
Trade & Development Bank of Mongolia MTN
9.375%, 05/19/2020 (A)		355	369
9.375%, 05/19/2020		350	363

			6,691

Montenegro — 0.0%
Montenegro Government International Bond
3.375%, 04/21/2025	EUR	563	668

Morocco — 0.1%
OCP
6.875%, 04/25/2044 (A)		$995	1,138

Namibia — 0.0%
Namibia International Bonds
5.250%, 10/29/2025		379	380

Netherlands — 0.1%
Minejesa Capital BV
5.625%, 08/10/2037 (A)		96	101
4.625%, 08/10/2030 (A)		599	605
Petrobras Global Finance BV
5.750%, 02/01/2029		983	1,025

			1,731

Nigeria — 1.9%
Nigeria Government International Bond
13.980%, 02/23/2028	NGN	773,531	2,102
9.248%, 01/21/2049		$282	319
8.747%, 01/21/2031		2,749	3,059
8.747%, 01/21/2031 (A)		535	595
7.875%, 02/16/2032		3,714	3,880
7.696%, 02/23/2038		3,863	3,918
7.143%, 02/23/2030		1,011	1,022

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
7.143%, 02/23/2030 (A)		$809	$818
Nigeria Government International Bond MTN
7.625%, 11/28/2047 (A)		114	114
6.500%, 11/28/2027		680	681
6.500%, 11/28/2027 (A)(B)		2,986	2,988
Nigeria OMO Bill (C)
17.259%, 01/30/2020	NGN	751,213	1,941
17.183%, 12/26/2019		540,940	1,417
17.127%, 12/19/2019		541,020	1,420
17.070%, 12/12/2019		541,021	1,425
16.883%, 12/05/2019		1,637,936	4,319
Nigeria Treasury Bill
15.892%, 02/27/2020 (C)		229,138	586

			30,604

Oman — 0.7%
Oman Government International Bond
6.750%, 01/17/2048 (A)		$808	712
6.750%, 01/17/2048		4,090	3,604
6.500%, 03/08/2047 (B)		3,629	3,130
6.500%, 03/08/2047 (A)		482	416
5.625%, 01/17/2028 (A)		2,318	2,194
5.375%, 03/08/2027 (A)		471	442
3.625%, 06/15/2021 (B)		1,326	1,306

			11,804

Pakistan — 0.2%
Pakistan Government International Bond
8.250%, 09/30/2025 (B)		1,000	1,096
8.250%, 09/30/2025 (A)		714	783
7.875%, 03/31/2036		200	201
6.875%, 12/05/2027 (B)		1,328	1,342

			3,422

Panama — 0.5%
Aeropuerto Internacional de Tocumen
6.000%, 11/18/2048		884	1,041
6.000%, 11/18/2048 (A)		413	487
Empresa de Transmision Electrica
5.125%, 05/02/2049 (A)		635	694
Panama Government International Bond
4.500%, 05/15/2047		1,170	1,320
Panama Notas del Tesoro
3.750%, 04/17/2026 (A)		1,730	1,788
Republic of Panama
9.375%, 04/01/2029 (B)		1,004	1,505
8.125%, 04/28/2034		478	676

			7,511

Papua New Guinea — 0.1%
Papua New Guinea Government International Bond
8.375%, 10/04/2028 (A)		1,287	1,371

8	SEI Institutional International Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
8.375%, 10/04/2028		$282	$300

			1,671

Paraguay — 0.3%
Paraguay Government International Bond
6.100%, 08/11/2044		1,010	1,202
6.100%, 08/11/2044 (A)		530	631
5.600%, 03/13/2048		1,383	1,561
5.400%, 03/30/2050 (A)		693	769
5.400%, 03/30/2050		367	407

			4,570

Peru — 2.7%
Abengoa Transmision Sur
6.875%, 04/30/2043 (A)		273	309
Financiera de Desarrollo
3.250%, 07/15/2019		1,198	1,196
Fondo MIVIVIENDA
7.000%, 02/14/2024 (A)	PEN	3,704	1,216
3.500%, 01/31/2023 (A)		$300	305
Inkia Energy
5.875%, 11/09/2027 (A)		359	368
Kallpa Generacion
4.125%, 08/16/2027 (A)		723	745
Lima Metro Line 2 Finance
5.875%, 07/05/2034		320	341
Peru LNG Srl
5.375%, 03/22/2030 (A)		754	809
Peruvian Government International Bond
8.200%, 08/12/2026	PEN	963	364
8.200%, 08/12/2026		8,208	3,098
8.200%, 08/12/2026		11,712	4,421
6.950%, 08/12/2031		2,240	798
6.950%, 08/12/2031		9,890	3,523
6.900%, 08/12/2037		13,289	4,717
6.900%, 08/12/2037		1,947	691
6.900%, 08/12/2037		1,696	602
6.850%, 02/12/2042		613	218
6.550%, 03/14/2037		$520	733
6.350%, 08/12/2028 (A)	PEN	1,465	500
6.350%, 08/12/2028		1,570	536
6.350%, 08/12/2028		346	118
6.350%, 08/12/2028		5,940	2,027
6.150%, 08/12/2032 (A)		13,992	4,665
5.940%, 02/12/2029 (A)		3,863	1,279
5.700%, 08/12/2024 (A)		4,932	1,629
5.625%, 11/18/2050		$823	1,134
5.400%, 08/12/2034 (A)	PEN	554	172
4.125%, 08/25/2027		$607	676
2.844%, 06/20/2030		2,035	2,045
Petroleos del Peru
5.625%, 06/19/2047		2,272	2,585
5.625%, 06/19/2047 (A)		366	416

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
4.750%, 06/19/2032		$633	$692
4.750%, 06/19/2032 (A)(B)		613	671

			43,599

Philippines — 0.3%
Philippine Government International Bond
4.000%, 01/15/2021		2,215	2,265
3.900%, 11/26/2022	PHP	45,000	858
3.750%, 01/14/2029		$2,134	2,329

			5,452

Poland — 2.6%
Republic of Poland Government Bond
6.375%, 07/15/2019		3,189	3,192
5.000%, 03/23/2022		733	787
3.250%, 07/25/2025	PLN	20,110	5,733
2.750%, 04/25/2028		16,318	4,509
2.500%, 01/25/2023		41,804	11,459
2.500%, 04/25/2024		6,060	1,663
2.500%, 07/25/2026		23,621	6,442
2.500%, 07/25/2027		2,577	700
2.250%, 04/25/2022		13,062	3,555
2.000%, 04/25/2021		912	246
1.750%, 07/25/2021		5,000	1,344
1.555%, 07/25/2020 (C)		10,140	2,678

			42,308

Qatar — 1.1%
Qatar Government International Bond
5.750%, 01/20/2042 (A)		$574	744
5.103%, 04/23/2048		2,005	2,388
5.103%, 04/23/2048 (A)		720	858
4.817%, 03/14/2049 (A)		2,882	3,303
4.817%, 03/14/2049		5,201	5,961
4.500%, 04/23/2028 (A)		650	727
4.000%, 03/14/2029 (A)		3,911	4,214

			18,195

Romania — 1.5%
Romanian Government International Bond
5.800%, 07/26/2027	RON	4,050	1,052
5.125%, 06/15/2048 (B)		$1,410	1,575
5.000%, 02/12/2029	RON	10,630	2,611
4.850%, 04/22/2026		20,495	5,051
4.250%, 06/28/2023		14,590	3,521
4.000%, 10/27/2021		10,545	2,548
3.250%, 04/29/2024		3,720	858
Romanian Government International Bond MTN
6.750%, 02/07/2022		$1,748	1,919
4.625%, 04/03/2049 (A)(B)	EUR	922	1,270
4.625%, 04/03/2049		528	726
4.125%, 03/11/2039		528	689
3.875%, 10/29/2035		1,570	2,048

SEI Institutional International Trust / Quarterly Report / June 30, 2019	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
3.375%, 02/08/2038	EUR	973	$1,195

			25,063

Russia — 6.1%
Credit Bank of Moscow Via CBOM Finance
5.875%, 11/07/2021 (A)		$1,116	1,123
Gazprom OAO Via Gaz Capital
5.150%, 02/11/2026 (A)		1,623	1,728
GTH Finance BV
6.250%, 04/26/2020 (B)		580	588
GTLK Europe DAC
5.950%, 07/19/2021		470	486
Ritekro (E)
10.490%, 11/07/2022 (C)		914	675
Rusal Capital DAC
5.125%, 02/02/2022		860	865
Russian Federal Bond - OFZ
8.500%, 09/17/2031	RUB	176,982	3,065
8.150%, 02/03/2027		755,066	12,594
7.950%, 10/07/2026		423,241	6,958
7.750%, 09/16/2026		68,909	1,121
7.700%, 03/23/2033		209,200	3,403
7.500%, 08/18/2021		21,285	341
7.250%, 05/10/2034		324,551	5,068
7.100%, 10/16/2024		124,175	1,958
7.050%, 01/19/2028		1,041,377	16,290
7.000%, 08/16/2023		402,085	6,327
6.900%, 05/23/2029		481,563	7,433
Russian Foreign Bond - Eurobond
7.500%, 03/31/2030		$2	3
5.875%, 09/16/2043 (B)		2,200	2,672
5.625%, 04/04/2042		800	938
5.250%, 06/23/2047 (B)		5,400	5,965
5.100%, 03/28/2035		1,000	1,086
5.100%, 03/28/2035 (A)		8,400	9,131
4.750%, 05/27/2026		1,600	1,704
4.375%, 03/21/2029		4,000	4,147
4.250%, 06/23/2027		1,200	1,239
SCF Capital Designated Activity
5.375%, 06/16/2023 (A)		729	754
Vnesheconombank Via VEB Finance
6.902%, 07/09/2020		1,310	1,348
6.800%, 11/22/2025		580	638
6.800%, 11/22/2025 (A)		150	165

			99,813

Saudi Arabia — 1.1%
Acwa Power Management And Investments One
5.950%, 12/15/2039 (A)		1,524	1,577
Saudi Arabian Oil MTN
4.375%, 04/16/2049 (A)		758	769
4.250%, 04/16/2039 (A)		6,370	6,449

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
3.500%, 04/16/2029 (A)		$1,715	$1,737
2.875%, 04/16/2024 (A)		521	524
Saudi Government International Bond
4.375%, 04/16/2029 (A)		1,419	1,533
Saudi Government International Bond MTN
5.000%, 04/17/2049		2,920	3,198
5.000%, 04/17/2049 (A)		623	682
4.500%, 04/17/2030		855	932
4.500%, 10/26/2046		1,064	1,081

			18,482

Senegal — 0.3%
Senegal Government International Bond
6.750%, 03/13/2048		943	885
6.250%, 05/23/2033 (A)		151	146
4.750%, 03/13/2028	EUR	2,723	3,108

			4,139

Serbia — 0.9%
Republic of Serbia
7.250%, 09/28/2021		$2,897	3,174
7.250%, 09/28/2021 (A)		200	219
Serbia International Bond
1.500%, 06/26/2029	EUR	1,556	1,768
Serbia Treasury Bonds
5.875%, 02/08/2028	RSD	435,640	4,844
4.500%, 01/11/2026		211,800	2,144
3.750%, 01/17/2022		350,070	3,428

			15,577

South Africa — 3.6%
Eskom Holdings SOC
7.125%, 02/11/2025 (A)		$1,941	2,034
7.125%, 02/11/2025 (B)		1,430	1,499
5.750%, 01/26/2021		665	670
5.750%, 01/26/2021 (A)		659	664
Eskom Holdings SOC MTN
7.500%, 09/15/2033	ZAR	35,200	1,909
6.750%, 08/06/2023 (B)		$1,556	1,629
6.350%, 08/10/2028 (A)		322	348
Republic of South Africa
10.500%, 12/21/2026	ZAR	128,616	10,307
9.000%, 01/31/2040		96,611	6,451
8.875%, 02/28/2035		49,978	3,382
8.750%, 01/31/2044		47,150	3,045
8.750%, 02/28/2048		38,362	2,453
8.500%, 01/31/2037		42,699	2,764
8.250%, 03/31/2032		73,045	4,825
7.000%, 02/28/2031		37,572	2,281
6.500%, 02/28/2041		6,319	320
6.300%, 06/22/2048		$964	1,059
6.250%, 03/31/2036	ZAR	68,414	3,571
5.875%, 09/16/2025		$2,364	2,589
5.875%, 06/22/2030		1,402	1,520

10	SEI Institutional International Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
5.650%, 09/27/2047		$386	$396
4.875%, 04/14/2026		2,618	2,707
4.850%, 09/27/2027		820	845
SASOL Financing USA
5.875%, 03/27/2024		442	479
Standard Bank Group
5.950%, VAR USD Swap Semi 30/360 5 Yr Curr+3.754%, 05/31/2029		200	208
Transnet SOC MTN
9.500%, 05/13/2021 (A)	ZAR	6,760	489

			58,444

South Korea — 0.4%
Export-Import Bank of Korea MTN
8.400%, 11/30/2021	IDR	22,400,000	1,583
7.250%, 12/07/2024		700,000	48
Korea International Bond
2.500%, 06/19/2029		$2,705	2,693
2.000%, 06/19/2024		1,800	1,794

			6,118

Spain — 0.1%
AI Candelaria Spain SLU
7.500%, 12/15/2028 (A)(B)		1,269	1,396

Sri Lanka — 1.4%
Sri Lanka Government International Bond
7.850%, 03/14/2029		1,598	1,648
7.850%, 03/14/2029 (A)		408	421
7.550%, 03/28/2030		405	406
6.850%, 03/14/2024		1,212	1,238
6.850%, 11/03/2025		1,339	1,343
6.825%, 07/18/2026 (A)		1,584	1,578
6.825%, 07/18/2026		500	498
6.750%, 04/18/2028 (A)		5,224	5,048
6.750%, 04/18/2028		321	310
6.350%, 06/28/2024 (A)		1,910	1,908
6.250%, 07/27/2021		1,834	1,857
6.200%, 05/11/2027		730	692
5.875%, 07/25/2022 (A)		1,755	1,761
5.875%, 07/25/2022		567	569
5.750%, 04/18/2023 (A)		2,108	2,090
5.750%, 04/18/2023		1,252	1,241

			22,608

Supra-National — 0.4%
Banque Ouest Africaine de Developpement
5.000%, 07/27/2027 (A)		865	891
European Bank for Reconstruction & Development MTN
9.250%, 12/02/2020	IDR	9,210,000	672
European Investment Bank MTN
8.500%, 09/17/2024	ZAR	9,200	683

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Inter-American Development Bank MTN
7.875%, 03/14/2023	IDR	50,880,000	$3,765
International Bank for Reconstruction & Development MTN
7.450%, 08/20/2021		10,914,700	784

			6,795

Suriname — 0.0%
Suriname Government International Bond
9.250%, 10/26/2026		$361	336

Thailand — 2.7%
Thailand Government Bond
5.670%, 03/13/2028	THB	3,000	126
4.875%, 06/22/2029		22,000	893
3.775%, 06/25/2032		290,700	10,967
3.650%, 06/20/2031		84,500	3,154
3.625%, 06/16/2023		55,000	1,916
3.400%, 06/17/2036		234,056	8,681
3.300%, 06/17/2038		14,500	531
2.875%, 12/17/2028		304,342	10,543
2.875%, 06/17/2046		3,431	112
2.550%, 06/26/2020		40,000	1,314
2.400%, 12/17/2023		50,000	1,668
2.125%, 12/17/2026		52,817	1,736
1.875%, 06/17/2022		57,000	1,863

			43,504

Tunisia — 0.1%
Banque Centrale de Tunisie International Bond
5.750%, 01/30/2025 (B)		$646	600
5.625%, 02/17/2024	EUR	1,650	1,864

			2,464

Turkey — 4.6%
Export Credit Bank of Turkey
8.250%, 01/24/2024 (A)		$423	442
6.125%, 05/03/2024 (A)		547	525
5.375%, 10/24/2023 (A)		1,033	977
5.000%, 09/23/2021 (A)		538	523
Export Credit Bank of Turkey MTN
5.375%, 02/08/2021 (A)		896	883
Hazine Mustesarligi Varlik Kiralama
5.800%, 02/21/2022 (A)(B)		2,770	2,780
QNB Finansbank
6.875%, 09/07/2024 (A)		613	627
TC Ziraat Bankasi
4.250%, 07/03/2019 (A)		940	940
TC Ziraat Bankasi MTN
5.125%, 05/03/2022 (A)		1,063	995
5.125%, 09/29/2023 (A)(B)		655	588
4.750%, 04/29/2021 (A)		561	542

SEI Institutional International Trust / Quarterly Report / June 30, 2019	11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Turkey Government International Bond
16.200%, 06/14/2023	TRY	20,814	$3,527
12.200%, 01/18/2023		22,055	3,336
11.000%, 03/02/2022		34,649	5,185
10.700%, 02/17/2021		6,560	1,009
10.700%, 08/17/2022		26,936	3,942
10.600%, 02/11/2026		11,760	1,574
10.500%, 08/11/2027		9,242	1,194
10.400%, 03/20/2024		2,250	308
9.500%, 01/12/2022		13,693	1,978
9.400%, 07/08/2020		22,531	3,513
9.200%, 09/22/2021		9,387	1,379
9.000%, 07/24/2024		2,381	305
8.500%, 09/14/2022		4,534	623
7.625%, 04/26/2029		$3,061	3,134
7.400%, 02/05/2020	TRY	10,971	1,756
7.375%, 02/05/2025		$655	676
7.250%, 12/23/2023		2,782	2,874
7.100%, 03/08/2023	TRY	64,043	8,172
6.875%, 03/17/2036		$1,117	1,070
6.125%, 10/24/2028		1,712	1,614
6.000%, 03/25/2027		633	601
6.000%, 01/14/2041		2,398	2,068
5.750%, 03/22/2024 (B)		683	666
5.750%, 05/11/2047		2,447	2,050
5.200%, 02/16/2026	EUR	1,502	1,726
5.125%, 03/25/2022		$573	565
5.125%, 02/17/2028		5,636	5,035
4.875%, 10/09/2026		1,327	1,188
4.625%, 03/31/2025	EUR	699	793
4.250%, 04/14/2026		$338	295
3.000%, 08/02/2023	TRY	9,837	1,636
Turkiye Garanti Bankasi
6.125%, VAR USD Swap Semi 30/360 5 Yr Curr+4.220%, 05/24/2027 (A)		$1,170	988
Turkiye Sise ve Cam Fabrikalari
6.950%, 03/14/2026		500	502
Yapi ve Kredi Bankasi MTN
5.850%, 06/21/2024 (A)(B)		429	399

			75,503

Ukraine — 1.8%
Ukraine Government International Bond
15.700%, 01/20/2021 (A)	UAH	48,000	1,779
9.750%, 11/01/2028		$736	831
8.994%, 02/01/2024		1,973	2,148
8.994%, 02/01/2024 (A)		155	169
7.750%, 09/01/2022		830	877
7.750%, 09/01/2025 (A)		2,041	2,110
7.750%, 09/01/2026		5,896	6,071
7.750%, 09/01/2026 (A)		249	256
7.750%, 09/01/2027		1,811	1,861

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
7.750%, 09/01/2027 (A)		$866	$890
7.375%, 09/25/2032		1,746	1,715
7.375%, 09/25/2032 (A)		1,235	1,213
6.750%, 06/20/2026	EUR	1,122	1,353
6.750%, 06/20/2026 (A)		2,663	3,212
3.112%, 05/31/2040 (A)(D)		$4,685	3,350
2.388%, 05/31/2040 (D)		70	50
Ukreximbank Via Biz Finance
9.625%, 04/27/2022 (A)		856	889

			28,774

United Arab Emirates — 0.6%
Abu Dhabi Crude Oil Pipeline
4.600%, 11/02/2047		1,485	1,630
4.600%, 11/02/2047 (A)		4,688	5,144
3.650%, 11/02/2029 (A)		1,574	1,654
Abu Dhabi Government International Bond
3.125%, 10/11/2027		654	678
Emirate of Dubai Government International Bonds MTN
5.250%, 01/30/2043		685	743
MDC-GMTN BV MTN
4.500%, 11/07/2028 (A)		548	612

			10,461

United Kingdom — 0.3%
Standard Chartered Bank MTN
8.375%, 10/18/2039 (A)	IDR	20,797,000	1,531
8.250%, 05/17/2029 (A)		40,930,000	3,071

			4,602

United States — 0.1%
JBS Investments II GmbH
7.000%, 01/15/2026 (A)		$942	1,020

Uruguay — 0.7%
Uruguay Government International Bond
4.375%, 10/27/2027		5,292	5,715
4.375%, 01/23/2031		4,522	4,893
4.125%, 11/20/2045		346	353

			10,961

Uzbekistan — 0.1%
Republic of Uzbekistan Bond MTN
5.375%, 02/20/2029		213	227
4.750%, 02/20/2024 (B)		632	660

			887

Venezuela — 0.6%
Petroleos de Venezuela
9.750%, 05/17/2035 (F)		1,000	240
9.000%, 11/17/2021 (B)(F)		4,300	989
6.000%, 05/16/2024 (F)(G)		10,192	1,529
6.000%, 05/16/2024 (F)		7,785	1,168
6.000%, 11/15/2026 (F)(G)		13,215	1,982

12	SEI Institutional International Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
5.500%, 04/12/2037 (F)	$1,740	$270
5.375%, 04/12/2027 (F)	4,563	684
Venezuela Government International Bond
9.250%, 09/15/2027 (F)	2,300	650
9.250%, 05/07/2028 (F)	2,941	776
8.250%, 10/13/2024 (F)	3,304	875
7.750%, 10/13/2019 (F)	3,976	1,024

		10,187

Zambia — 0.2%
Zambia Government International Bond
8.970%, 07/30/2027	780	523
8.500%, 04/14/2024 (A)	1,851	1,240
5.375%, 09/20/2022	1,695	1,121
5.375%, 09/20/2022 (A)	105	70

		2,954

Total Global Bonds (Cost $1,534,281) ($ Thousands)		1,534,396

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bond
2.875%, 05/15/2049	$2,645	$2,838

Total U.S. Treasury Obligation (Cost $2,796) ($ Thousands)		2,838

	Shares

AFFILIATED PARTNERSHIP — 5.3%
SEI Liquidity Fund, L.P.
2.400% **†(H)	86,369,226	86,368

Total Affiliated Partnership (Cost $86,369) ($ Thousands)		86,368

Total Investments in Securities — 99.2% (Cost $1,623,446) ($ Thousands)		$1,623,602

A list of the open futures contracts held by the Fund at June 30, 2019, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Euro-Bund	(147)	Sep-2019	$(28,248)	$(28,917)	$(263)
Euro-Buxl 30 Year Bond	(19)	Sep-2019	(4,222)	(4,390)	(110)
R023 Bond Future	568	Aug-2019	4,102	4,231	65
R186 Bond Future	1,532	Aug-2019	11,918	12,433	294
R2032 Bond Future	490	Aug-2019	3,239	3,330	42
R2035 Bond Future	164	Aug-2019	1,124	1,152	11
R2040 Bond Future	767	Aug-2019	5,008	5,122	43
R208 Bond Future	112	Aug-2019	799	819	7
R209 Bond Future	359	Aug-2019	1,882	1,927	17
R213 Bond Future	791	Aug-2019	4,816	4,971	82
U.S. 10-Year Treasury Note	188	Sep-2019	23,691	24,058	367
U.S. Ultra Long Treasury Bond	44	Sep-2019	7,624	7,813	188

			$31,733	$32,549	$743

A list of the open forward foreign currency contracts held by the Fund at June 30, 2019, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	09/18/19	USD	1,690	TRY	10,524	$60
Barclays PLC	09/18/19	PEN	5,120	USD	1,512	(41)
Barclays PLC	09/18/19	USD	13,892	PLN	52,256	149
Barclays PLC	09/18/19	IDR	132,742,255	USD	9,126	(181)
Barclays PLC	09/23/19	USD	1,240	CLP	865,699	37
BT Brokerage	08/06/19	TRY	6,464	USD	1,095	(2)
BT Brokerage	08/28/19 - 09/18/19	EUR	4,805	CZK	123,542	38
BT Brokerage	08/30/19	USD	974	THB	29,883	2
BT Brokerage	09/18/19	COP	3,280,334	USD	1,017	(2)

SEI Institutional International Trust / Quarterly Report / June 30, 2019	13

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	07/03/19	USD	1,059	EUR	939	$10
Citigroup	07/03/19	USD	1,290	PEN	4,249	2
Citigroup	07/03/19 - 09/18/19	EUR	3,212	USD	3,634	(32)
Citigroup	07/03/19	USD	18,516	MXN	358,029	117
Citigroup	11/01/19	USD	324	MXN	6,344	—
Citigroup	07/03/19 - 07/17/19	USD	19,956	BRL	77,614	283
Citigroup	07/03/19	MXN	101,285	USD	5,224	(48)
Citigroup	07/05/19	USD	791	JPY	85,459	3
Citigroup	07/05/19	JPY	85,459	USD	792	(1)
Citigroup	07/05/19	KRW	3,118,939	USD	2,640	(60)
Citigroup	07/09/19 - 09/18/19	USD	5,727	ZAR	84,179	197
Citigroup	07/10/19	USD	2,753	KRW	3,141,937	(33)
Citigroup	07/17/19 - 12/18/19	PEN	8,141	USD	2,460	(8)
Citigroup	07/24/19 - 08/07/19	EUR	1,391	HUF	449,846	2
Citigroup	07/24/19	HUF	349,557	EUR	1,075	(9)
Citigroup	07/31/19 - 09/23/19	USD	6,057	CLP	4,227,419	175
Citigroup	07/31/19	CLP	761,526	USD	1,108	(15)
Citigroup	08/06/19 - 09/18/19	USD	4,071	TRY	24,605	93
Citigroup	08/06/19 - 09/18/19	USD	11,835	THB	368,677	207
Citigroup	08/07/19	EUR	554	PLN	2,385	8
Citigroup	08/07/19 - 10/09/19	USD	1,285	GHS	7,398	57
Citigroup	08/07/19	PLN	2,600	EUR	604	(8)
Citigroup	08/12/19	IDR	46,231,833	USD	3,216	(42)
Citigroup	08/21/19	USD	2,717	TWD	84,337	13
Citigroup	08/21/19 - 02/03/20	USD	7,458	NGN	2,822,324	258
Citigroup	08/23/19	USD	4,579	ILS	16,526	71
Citigroup	08/23/19	ILS	9,281	USD	2,596	(16)
Citigroup	09/04/19	BRL	10,513	USD	2,703	(24)
Citigroup	09/09/19	USD	2,643	INR	185,166	16
Citigroup	09/13/19	USD	398	UYU	13,787	(12)
Citigroup	09/18/19	USD	813	HUF	229,199	—
Citigroup	09/18/19	USD	1,139	COP	3,666,851	1
Citigroup	09/18/19	USD	3,126	CZK	70,596	40
Citigroup	09/18/19	EUR	4,299	RON	20,900	101
Citigroup	09/18/19	TRY	7,966	USD	1,277	(47)
Citigroup	09/18/19	USD	20,070	CNY	139,374	218
Citigroup	09/18/19	HUF	1,434,142	USD	4,992	(95)
Citigroup	09/18/19	COP	23,709,308	USD	7,152	(218)
Citigroup	10/18/19	USD	511	CNH	3,586	11
Citigroup	10/18/19	CNH	1,387	USD	206	4
Citigroup	12/19/19	NGN	1,520,033	USD	3,923	(199)
Goldman Sachs	07/03/19	USD	858	MXN	16,574	4
Goldman Sachs	07/03/19	EUR	2,250	USD	2,530	(33)
Goldman Sachs	07/03/19 - 07/05/19	USD	15,213	EUR	13,563	234
Goldman Sachs	07/09/19 - 09/18/19	USD	7,169	ZAR	105,732	298
Goldman Sachs	07/09/19 - 09/04/19	ZAR	98,249	USD	6,632	(290)
Goldman Sachs	07/10/19	USD	2,716	KRW	3,159,950	19
Goldman Sachs	07/17/19 - 09/04/19	USD	3,109	BRL	12,289	84
Goldman Sachs	09/23/19	USD	3,742	CLP	2,627,343	132
Goldman Sachs	07/18/19	USD	3,770	CLP	2,500,000	(85)

14	SEI Institutional International Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	07/24/19	EUR	4,486	HUF	1,459,116	$39
Goldman Sachs	07/24/19 - 08/07/19	HUF	757,742	EUR	2,357	12
Goldman Sachs	07/25/19 - 09/04/19	USD	5,743	RUB	376,533	196
Goldman Sachs	07/25/19 - 09/04/19	RUB	290,186	USD	4,402	(165)
Goldman Sachs	07/31/19	IDR	791,017	USD	55	(1)
Goldman Sachs	07/31/19	CLP	1,444,203	USD	2,087	(42)
Goldman Sachs	08/01/19 - 12/18/19	TRY	79,215	USD	12,297	(946)
Goldman Sachs	08/06/19	USD	645	KZT	250,000	11
Goldman Sachs	08/06/19 - 09/18/19	USD	5,225	TRY	32,760	231
Goldman Sachs	08/07/19	PLN	5,217	EUR	1,208	(21)
Goldman Sachs	08/07/19	EUR	9,454	PLN	40,751	143
Goldman Sachs	08/21/19 - 08/26/19	TWD	162,782	USD	5,188	(82)
Goldman Sachs	08/21/19 - 11/20/19	NGN	1,019,033	USD	2,590	(206)
Goldman Sachs	08/23/19	USD	542	ILS	1,959	10
Goldman Sachs	08/23/19	ILS	9,212	USD	2,573	(19)
Goldman Sachs	08/28/19	CZK	60,517	EUR	2,328	(51)
Goldman Sachs	08/29/19	MYR	2,437	USD	582	(8)
Goldman Sachs	09/04/19	BRL	3,217	USD	824	(11)
Goldman Sachs	09/18/19	EUR	77	CZK	1,995	1
Goldman Sachs	09/18/19	USD	208	COP	687,009	5
Goldman Sachs	09/18/19	USD	664	IDR	9,466,171	—
Goldman Sachs	09/18/19	EUR	4,820	RON	23,350	93
Goldman Sachs	09/18/19	MXN	84,760	USD	4,350	(5)
Goldman Sachs	10/18/19	USD	2,742	CNH	19,055	28
Goldman Sachs	11/20/19	USD	4,062	NGN	1,531,242	110
JPMorgan Chase Bank	07/02/19 - 08/02/19	USD	4,527	TRY	27,232	143
JPMorgan Chase Bank	07/02/19 - 08/07/19	USD	4,797	ARS	219,447	262
JPMorgan Chase Bank	08/02/19	USD	894	ARS	39,552	(3)
JPMorgan Chase Bank	07/02/19 - 08/02/19	USD	7,518	CZK	170,924	136
JPMorgan Chase Bank	07/30/19 - 08/02/19	BRL	24,814	USD	6,468	9
JPMorgan Chase Bank	07/02/19 - 07/25/19	BRL	24,366	USD	6,262	(85)
JPMorgan Chase Bank	07/03/19	USD	858	EUR	763	10
JPMorgan Chase Bank	07/03/19	PEN	5,687	USD	1,697	(33)
JPMorgan Chase Bank	07/03/19	USD	4,376	MXN	84,895	43
JPMorgan Chase Bank	11/01/19	USD	13,875	MXN	271,487	(25)
JPMorgan Chase Bank	07/03/19	EUR	38,767	USD	43,725	(426)
JPMorgan Chase Bank	07/03/19 - 07/30/19	MXN	379,913	USD	19,775	17
JPMorgan Chase Bank	07/05/19 - 08/06/19	USD	3,225	THB	101,625	89
JPMorgan Chase Bank	07/05/19 - 08/05/19	USD	6,898	EUR	6,062	18
JPMorgan Chase Bank	07/09/19	USD	3,045	ZAR	44,440	104
JPMorgan Chase Bank	07/17/19	USD	1,615	BRL	6,536	88
JPMorgan Chase Bank	07/17/19	BRL	2,139	USD	543	(15)
JPMorgan Chase Bank	07/23/19	EUR	33,428	USD	37,766	(367)
JPMorgan Chase Bank	07/24/19	EUR	1,548	HUF	502,119	9
JPMorgan Chase Bank	07/24/19	THB	102,328	USD	3,278	(61)
JPMorgan Chase Bank	07/24/19	HUF	2,654,987	EUR	8,208	(20)
JPMorgan Chase Bank	07/25/19	USD	2,338	PHP	122,174	46
JPMorgan Chase Bank	07/25/19	USD	2,733	RUB	173,361	7
JPMorgan Chase Bank	07/25/19	USD	8,765	RON	37,246	202
JPMorgan Chase Bank	07/25/19 - 07/26/19	PEN	15,488	USD	4,641	(67)

SEI Institutional International Trust / Quarterly Report / June 30, 2019	15

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	07/25/19	ARS	30,000	USD	648	$(36)
JPMorgan Chase Bank	07/25/19	RUB	439,050	USD	6,790	(147)
JPMorgan Chase Bank	07/25/19	CLP	1,286,055	USD	1,841	(55)
JPMorgan Chase Bank	07/25/19	IDR	3,006,088	USD	209	(4)
JPMorgan Chase Bank	07/25/19	COP	12,865,855	USD	3,919	(88)
JPMorgan Chase Bank	09/18/19	USD	14,643	THB	456,259	264
JPMorgan Chase Bank	07/30/19	USD	697	THB	21,339	(1)
JPMorgan Chase Bank	07/30/19	USD	20,214	PLN	75,448	38
JPMorgan Chase Bank	07/30/19 - 09/04/19	ZAR	101,283	USD	6,992	(163)
JPMorgan Chase Bank	07/30/19 - 09/06/19	PHP	275,295	USD	5,252	(113)
JPMorgan Chase Bank	07/31/19	USD	739	IDR	10,692,003	15
JPMorgan Chase Bank	07/31/19 - 08/06/19	USD	2,147	KZT	839,909	58
JPMorgan Chase Bank	07/31/19	USD	4,163	CLP	2,760,408	(94)
JPMorgan Chase Bank	07/31/19	CLP	2,638,629	USD	3,839	(51)
JPMorgan Chase Bank	07/31/19 - 08/12/19	IDR	18,353,263	USD	1,259	(35)
JPMorgan Chase Bank	08/06/19	USD	375	TRY	2,455	42
JPMorgan Chase Bank	08/01/19	USD	1,384	TRY	8,100	(5)
JPMorgan Chase Bank	08/05/19	EUR	963	USD	1,098	(2)
JPMorgan Chase Bank	08/06/19	TRY	24,360	USD	3,807	(328)
JPMorgan Chase Bank	08/06/19 - 08/30/19	THB	100,817	USD	3,262	(30)
JPMorgan Chase Bank	09/18/19	RON	15,854	EUR	3,289	(44)
JPMorgan Chase Bank	09/18/19	COP	4,714,448	USD	1,471	6
JPMorgan Chase Bank	10/18/19	CNH	21,085	USD	3,012	(53)
JPMorgan Chase Bank	02/03/20	NGN	681,434	USD	1,767	(66)
JPMorgan Chase Bank	10/19/20	USD	208	UYU	7,800	(4)
Merrill Lynch	08/05/19	USD	1,252	ARS	61,256	124
Merrill Lynch	12/19/19	USD	1,857	NGN	700,497	42
MIMLIC	12/19/19	USD	525	NGN	198,374	13
Standard Bank	07/03/19	USD	432	PEN	1,438	6
Standard Bank	07/03/19 - 07/05/19	USD	1,583	EUR	1,408	21
Standard Bank	07/03/19 - 09/18/19	EUR	8,048	USD	9,129	(83)
Standard Bank	07/05/19	USD	2,650	KRW	3,107,150	40
Standard Bank	07/05/19	THB	89,574	USD	2,818	(104)
Standard Bank	07/09/19 - 09/04/19	ZAR	39,843	USD	2,731	(82)
Standard Bank	07/10/19	KRW	3,158,225	USD	2,779	45
Standard Bank	07/17/19	UGX	20,462,779	USD	5,360	(169)
Standard Bank	07/24/19	EUR	2,683	HUF	865,485	(2)
Standard Bank	07/25/19 - 09/18/19	USD	8,321	RUB	544,131	226
Standard Bank	07/25/19	RUB	220,132	USD	3,357	(122)
Standard Bank	07/31/19 - 09/23/19	USD	5,001	CLP	3,509,918	174
Standard Bank	07/31/19 - 09/18/19	IDR	51,810,288	USD	3,565	(79)
Standard Bank	08/07/19	EUR	2,566	PLN	11,075	43
Standard Bank	08/07/19 - 09/11/19	USD	2,848	GHS	16,267	103
Standard Bank	08/13/19 - 08/30/19	MYR	41,414	USD	9,874	(148)
Standard Bank	08/21/19 - 11/20/19	NGN	2,032,073	USD	5,224	(351)
Standard Bank	08/30/19	USD	1,603	MYR	6,698	18
Standard Bank	09/04/19	USD	2,416	BRL	9,364	13
Standard Bank	09/18/19	USD	1,069	PHP	55,940	19
Standard Bank	09/18/19	USD	6,470	HUF	1,822,471	(5)
Standard Bank	09/18/19	USD	16,538	ZAR	248,869	941

16	SEI Institutional International Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Standard Bank	09/18/19	MXN	50,640	USD	2,608	$6
Standard Bank	09/18/19	TWD	300,161	USD	9,574	(156)
Standard Chartered	07/03/19	BRL	42,614	USD	11,114	(4)
Standard Chartered	07/24/19	USD	2,752	KRW	3,187,102	6
Standard Chartered	07/30/19	PHP	9,839	USD	192	—
Standard Chartered	07/31/19	USD	2,512	IDR	35,862,574	19
Standard Chartered	08/06/19	USD	519	THB	15,960	2
Standard Chartered	10/09/19	USD	11,015	BRL	42,614	3
State Street	07/03/19	USD	1,352	MXN	26,000	1
State Street	07/03/19	USD	3,078	EUR	2,723	23
State Street	07/03/19	EUR	7,331	USD	8,305	(44)
State Street	07/03/19	MXN	64,726	USD	3,290	(79)
State Street	07/05/19	EUR	1,653	USD	1,884	2
State Street	07/17/19	BRL	10,884	USD	2,763	(73)
State Street	07/31/19	USD	1,328	CLP	920,709	30
State Street	08/05/19	USD	5,192	EUR	4,542	(5)

						$364

A list of open OTC swap agreements held by the Fund at June 30, 2019, are as follows:

Credit Default Swaps
Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	Argentina	Sell	5.00%	Quarterly	06/20/2023	$(1,895)	$(276)	$124	$(400)
Citigroup	Argentina	Buy	5.00%	Quarterly	06/20/2024	700	114	117	(3)
Citigroup	Argentina	Sell	5.00%	Quarterly	06/20/2024	(660)	(107)	(134)	27
Citigroup	Argentina	Buy	5.00%	Quarterly	06/20/2024	809	132	116	15
JPMorgan Chase	Argentina	Sell	5.00%	Quarterly	06/20/2024	(420)	(68)	(108)	40
Credit Suisse	Ecuador	Sell	5.00%	Quarterly	12/20/2019	(2,100)	7	(17)	23

							$(200)	$98	$(298)

Cross Currency Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payment (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	18.230%	3-MONTH LIBOR -USD	Quarterly	12/09/2024	TRY	2,301	$(208)	$–	$(208)

							(208)	–	(208)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	6-MONTH HUF -BUBOR	0.845%	Semi-Annually	10/10/2019	HUF	3,000,000	$(83)	$–	$(83)
Goldman Sachs	8.220%	1-DAY BRL - CETIP	Annually	01/02/2020	BRL	4,194	87	–	87
JPMorgan Chase	11.460%	1-DAY BRL - CETIP	Annually	01/02/2020	BRL	3,649	126	–	126
JPMorgan Chase	12.130%	1-DAY BRL - CETIP	Annually	01/02/2020	BRL	3,480	139	–	139
JPMorgan Chase	12.130%	1-DAY BRL - CETIP	Annually	01/02/2020	BRL	5,738	226	–	226
JPMorgan Chase	6-MONTH HUF -BUBOR	0.693%	Semi-Annually	04/20/2020	HUF	1,750,000	(25)	–	(25)
Goldman Sachs	12.725%	1-DAY BRL - CETIP	Annually	01/04/2021	BRL	10,608	834	–	834
JPMorgan Chase	9.110%	1-DAY BRL - CETIP	Annually	01/04/2021	BRL	3,303	71	–	71
JPMorgan Chase	9.610%	1-DAY BRL - CETIP	Annually	01/04/2021	BRL	4,626	145	–	145

SEI Institutional International Trust / Quarterly Report / June 30, 2019	17

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Emerging Markets Debt Fund (Continued)

Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	10.890%	1-DAY BRL - CETIP	Annually	01/04/2021	BRL	170	$6	$–	$6
JPMorgan Chase	10.040%	1-DAY BRL - CETIP	Annually	01/04/2021	BRL	3,557	127	–	127
JPMorgan Chase	9.275%	1-DAY BRL - CETIP	Annually	01/04/2021	BRL	5,815	160	–	160
JPMorgan Chase	8.870%	1-DAY BRL - CETIP	Annually	01/04/2021	BRL	8,089	192	–	192
JPMorgan Chase	9.180%	1-DAY BRL - CETIP	Annually	01/04/2021	BRL	3,419	88	–	88
Goldman Sachs	9.005%	3-MONTH MOSCOW PRIME OFFERED RATE - RUB	Annually	02/21/2021	RUB	1,080,956	204	–	204
Goldman Sachs	5.370%	28-DAY MXN - TIIE	Monthly	03/17/2021	MXN	46,500	(141)	–	(141)
Goldman Sachs	7.515%	3-MONTH MOSCOW PRIME OFFERED RATE - RUB	Annually	06/10/2021	RUB	1,020,770	(121)	–	(121)
JPMorgan Chase	6-MONTH HUF -BUBOR	1.378%	Semi-Annually	06/17/2021	HUF	654,998	(36)	–	(36)
Goldman Sachs	2.208%	6-MONTH PLN - WIBOR	Annually	11/16/2021	PLN	6,842	40	–	40
Citigroup	2.431%	6-MONTH PLN - WIBOR	Annually	12/14/2021	PLN	11,000	86	–	86
Goldman Sachs	1.265%	6-MONTH HUF - BUBOR	Semi-Annually	01/10/2022	HUF	1,537,322	(105)	–	(105)
		3-MONTH MOSCOW PRIME
Goldman Sachs	8.110%	OFFERED RATE - RUB	Quarterly	03/23/2022	RUB	715,570	78	–	78
		1-DAY CLP - SINACOFI CHILE
JPMorgan Chase	3.430%	INTERBANK RATE AVG	Semi-Annually	05/10/2022	CLP	420,527	18	–	18
Goldman Sachs	5.900%	28-DAY MXN - TIIE	Monthly	09/12/2022	MXN	75,956	(229)	–	(229)
Goldman Sachs	0.839%	6-MONTH HUF - BUBOR	Annually	09/21/2022	HUF	1,390,000	27	–	27
Goldman Sachs	11.985%	1-DAY BRL - CETIP	Annually	01/02/2023	BRL	3,000	302	–	302
Goldman Sachs	10.040%	1-DAY BRL - CETIP	Annually	01/03/2023	BRL	5,012	346	–	346
Goldman Sachs	6.355%	28-DAY MXN - TIIE	Monthly	05/21/2025	MXN	23,145	(73)	–	(73)
Goldman Sachs	6.205%	28-DAY MXN - TIIE	Monthly	12/08/2025	MXN	16,624	(65)	–	(65)
Goldman Sachs	6.165%	28-DAY MXN - TIIE	Monthly	03/05/2026	MXN	47,200	(196)	–	(196)
JPMorgan Chase	6.130%	28-DAY MXN - TIIE	Monthly	06/18/2026	MXN	40,000	(178)	–	(178)
Goldman Sachs	6.381%	28-DAY MXN - TIIE	Monthly	09/16/2026	MXN	26,000	(97)	–	(97)

							$1,953	$–	$1,953

A list of open centrally cleared swap agreements held by the Fund at June 30, 2019, are as follows:

Credit Default Swap
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Argentina	Buy	1.00%	Quarterly	06/20/2024	$1,340	$220	$244	$(24)

						$220	$244	$(24)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1-DAY BRL - CETIP	7.450%	Annually	01/02/2020	BRL	67,046	$(121)	$–	$(121)
6-MONTH CZK - PRIBOR	1.700%	Semi-Annually	06/18/2024	CZK	140,000	(9)	–	(9)
6-MONTH CZK - PRIBOR	1.640%	Semi-Annually	06/21/2024	CZK	14,000	1	–	1
12.340%	1-DAY BRL - CETIP	Annually	01/02/2025	BRL	5,215	235	–	235
7.815%	28-DAY MXN - TIIE	Monthly	02/20/2025	MXN	25,000	31	–	31
7.720%	28-DAY MXN - TIIE	Monthly	12/03/2026	MXN	8,000	8	–	8
7.915%	28-DAY MXN - TIIE	Monthly	01/22/2027	MXN	41,115	63	–	63
7.510%	28-DAY MXN - TIIE	Monthly	04/20/2027	MXN	8,110	2	–	2
6-MONTH PLN - WIBOR	1.999%	Semi-Annually	03/25/2024	PLN	19,000	(31)	–	(31)
3-MONTH HUF - BUBOR	2.379%	Semi-Annually	06/07/2028	HUF	279,795	(51)	–	(51)
6-MONTH HUF - BUBOR	2.969%	Semi-Annually	02/08/2029	HUF	900,000	(51)	–	(51)
6-MONTH HUF - BUBOR	2.265%	Semi-Annually	04/24/2029	HUF	150,000	(15)	–	(15)
1-DAY COOIS + 0 BPS IBRCOL	5.915%	Quarterly	05/15/2029	COP	3,600,000	(59)	–	(59)
8.080%	28-DAY MXN - TIIE	Monthly	05/21/2029	MXN	11,000	22	–	22

18	SEI Institutional International Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Emerging Markets Debt Fund (Continued)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
8.065%	28-DAY MXN - TIIE	Monthly	05/22/2029	MXN	17,773	$34	$–	$34
8.625%	28-DAY MXN - TIIE	Monthly	05/22/2029	MXN	14,227	27	–	27
8.000%	28-DAY MXN - TIIE	Monthly	05/23/2029	MXN	22,188	37	–	37
3-MONTH HUF - BUBOR	2.439%	Semi-Annually	06/08/2028	HUF	220,205	(44)	–	(44)
7.990%	28-DAY MXN - TIIE	Monthly	05/23/2029	MXN	17,449	29	–	29
6-MONTH PLN - WIBOR	1.987%	Semi-Annually	03/25/2024	PLN	22,000	(34)	–	(34)
11.475%	1-DAY BRL - CETIP	Annually	01/02/2023	BRL	3,524	112	–	112
7.060%	1-DAY BRL - CETIP	Annually	01/04/2021	BRL	15,395	64	–	64
1-DAY BRL - CETIP	7.888%	Annually	01/04/2021	BRL	12,602	87	–	87
7.065%	1-DAY BRL - CETIP	Annually	01/04/2021	BRL	30,771	128	–	128
28-DAY MXN - TIIE	8.090%	Monthly	01/28/2021	MXN	133,260	(51)	–	(51)
28-DAY MXN - TIIE	8.125%	Monthly	01/28/2021	MXN	60,000	(24)	–	(24)
28-DAY MXN - TIIE	8.145%	Monthly	01/28/2021	MXN	136,359	(56)	–	(56)
6-MONTH PLN - WIBOR	1.785%	Semi-Annually	03/25/2021	PLN	52,500	5	–	5
9.255%	1-DAY BRL - CETIP	Annually	01/02/2023	BRL	2,368	44	–	44
28-DAY MXN - TIIE	7.478%	Monthly	06/11/2021	MXN	300,385	(72)	–	(72)
6.233%	1-DAY BRL - CETIP	Annually	01/03/2022	BRL	8,733	2	–	2
6.240%	1-DAY BRL - CETIP	Annually	01/03/2022	BRL	14,709	4	–	4
7.575%	28-DAY MXN - TIIE	Monthly	01/28/2022	MXN	67,966	16	–	16
1.480%	3-MONTH HUF - BUBOR	Annually	04/12/2022	HUF	1,189,405	17	–	17
1.471%	3-MONTH HUF - BUBOR	Annually	04/12/2022	HUF	1,210,595	16	–	16
6.745%	28-DAY MXN - TIIE	Monthly	06/23/2022	MXN	26,758	(22)	–	(22)
6.710%	28-DAY MXN - TIIE	Monthly	07/07/2022	MXN	130,137	(115)	–	(115)
2.263%	6-MONTH PLN - WIBOR	Annually	11/12/2021	PLN	7,000	22	–	22
1-DAY COP - IBRCOL	5.370%	Quarterly	06/21/2029	COP	1,800,000	(5)	–	(5)

						$246	$–	$246

Percentages are based on Net Assets of $1,636,103 ($ Thousands).

**	Rate shown is the 7-day effective yield as of June 30, 2019.

†	Investment in Affiliated Security.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2019, the value of these securities amounted to $249,524 ($ Thousands), representing 15.3% of the Net Assets of the Fund.

(B)	Certain securities or partial positions of certain securities are on loan at June 30, 2019. The total market value of securities on loan at June 30, 2019 was $83,701 ($ Thousands).

(C)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(E)	Level 3 security in accordance with fair value hierarchy.

(F)	Security is in default on interest payment.

(G)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2019 was $86,368 ($ Thousands).

ARS — Argentine Peso

BADLAR — Buenos Aires Deposits of Large Amount Rate

BRL — Brazilian Real

BUBOR — Budapest Interbank Offered Rate

CETIP — Central of Custody and Financial Settlement of Securities

Cl — Class

CLP — Chilean Peso

CNH — Chinese Yuan Offshore

CNY — Chinese Yuan Onshore

COP — Colombian Peso

CZK — Czech Koruna

EUR — Euro

GHS — Ghanaian Cedi

HUF — Hungarian Forint

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

ILS — Israeli New Sheckels

INR — Indian Rupee

JPY — Japanese Yen

JSC — Joint-Stock Company

KRW — Korean Won

KZT — Kazakhstani Tenge

LIBOR — London Interbank Offered Rate

L.P. — Limited Partnership

Ltd. — Limited

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

NGN — Nigerian Naira

PEN — Peruvian Nuevo Sol

PHP — Philippine Peso

PLN — Polish Zloty

PRIBOR — Prague Interbank Offered Rate

RON — Romanian Leu

RSD — Serbian Dinar

RUB — Russian Ruble

SAR — Saudi Riyal

THB — Thai Bhat

TIIE — Interbank Equilibrium Interest Rate

TRY — Turkish Lira

TWD — Taiwan Dollar

SEI Institutional International Trust / Quarterly Report / June 30, 2019	19

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Emerging Markets Debt Fund (Continued)

UGX — Uganda Dollar

USD — United States Dollar

UYU — Uruguay Dollar

WIBOR — Warsaw Interbank Offered Rate

VAR — Variable Rate

ZAR — South African Rand

The following is a list of the level of inputs used as of June 30, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3^	Total
Global Bonds	$–	$1,533,721	$675	$1,534,396
U.S. Treasury Obligation	–	2,838	–	2,838
Affiliated Partnership	–	86,368	–	86,368

Total Investments in Securities	$–	$1,622,927	$675	$1,623,602

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$1,116	$–	$–	$1,116
Unrealized Depreciation	(373)	–	–	(373)
Forwards Contracts*
Unrealized Appreciation	–	7,352	–	7,352
Unrealized Depreciation	–	(6,988)	–	(6,988)
OTC Swaps
Credit Default Swaps*
Unrealized Appreciation	–	105	–	105

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Unrealized Depreciation	–	(403)	–	(403)
Cross Currency Swaps*
Unrealized Depreciation	–	(208)	–	(208)
Interest Rate Swaps*
Unrealized Appreciation	–	3,302	–	3,302
Unrealized Depreciation	–	(1,349)	–	(1,349)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Depreciation	–	(24)	–	(24)
Interest Rate Swaps*
Unrealized Appreciation	–	1,006	–	1,006
Unrealized Depreciation	–	(760)	–	(760)

Total Other Financial Instruments	$743	$2,033	$–	$2,776

^ A reconciliation of Level 3 investments is presented when the Fund has significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended June 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2019 ($ Thousands):

Security Description	Value at 9/30/2018	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation	Value 6/30/2019	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 30,585	$ 225,124	$ (169,355)	$ 11	$3	$ 86,368	86,369,226	$ 75	$ —

Totals	$ 30,585	$ 225,124	$ (169,355)	$ 11	$3	$ 86,368	86,369,226	$ 75	$ —

As of June 30, 2019, the Emerging Markets Debt Fund is the seller (“providing protection”) on a total notional amount of $5.1 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
REFERENCE ASSET	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	$-	$(445,011)	$-	$-	$(445,011)
Maximum potential amount of future payments	-	5,074,629	-	-	5,074,629
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-

[1] Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]
0-400	$-	$-	$-	$-	$-	$-
> than 400	-	-	2,974,629	-	2,100,000	5,074,629
Total	$-	$-	$2,974,629	$-	$2,100,000	$5,074,629

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

20	SEI Institutional International Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Emerging Markets Debt Fund (Continued)

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

SEI Institutional International Trust / Quarterly Report / June 30, 2019	21